TABLE OF CONTENTS

SEPARATE ACCOUNT A

Investments	SA-1
Financial Statements:
Statements of Assets and Liabilities	SA-4
Statements of Operations	SA-17
Statements of Changes in Net Assets	SA-30
Financial Highlights	SA-56
Notes to Financial Statements	SA-69
Report of Independent Registered Public Accounting Firm	SA-77

SEPARATE ACCOUNT A
INVESTMENTS
DECEMBER 31, 2023

Each variable account invests in shares of the corresponding portfolio (with the same name). The shares owned and value of investments as of December 31, 2023; and the cost of purchases and proceeds from sales of investments for the year or period ended December 31, 2023, were as follows:

			Cost of	Proceeds
Variable Accounts	Shares Owned	Value	Purchases	from Sales
Core Income Class I *	124,643	$1,493,523	$298,707	$290,075
Diversified Bond Class I *	911,951	9,180,190	1,131,940	1,427,136
Floating Rate Income Class I *	653,224	10,081,295	2,042,550	3,121,107
High Yield Bond Class I *	679,114	6,757,102	617,659	1,194,973
Inflation Managed Class I *	647,786	7,816,624	710,604	2,028,467
Intermediate Bond Class I *	45,041	413,638	144,052	13,023
Managed Bond Class I *	718,341	9,712,926	929,379	1,501,728
Short Duration Bond Class I *	1,163,383	12,464,350	1,833,586	2,707,507
Emerging Markets Debt Class I *	125,138	1,553,697	149,648	258,906
Dividend Growth Class I *	831,524	31,107,331	4,024,294	5,019,611
Equity Index Class I *	1,182,766	144,909,564	8,380,889	25,033,781
Focused Growth Class I *	250,005	14,395,211	1,396,047	1,507,147
Growth Class I *	210,047	12,710,804	1,618,645	1,951,664
Hedged Equity Class I *	3,335,231	37,425,475	17,888,051	3,580,461
Large-Cap Core Class I *	110,942	7,683,896	900,997	1,089,732
Large-Cap Growth Class I *	574,402	12,753,587	2,223,424	3,085,288
Large-Cap Value Class I *	268,168	9,897,131	1,498,182	2,119,203
Mid-Cap Equity Class I *	212,954	6,946,570	523,839	1,388,340
Mid-Cap Growth Class I *	482,073	12,803,094	1,347,555	2,279,023
Mid-Cap Value Class I *	234,364	6,933,790	1,801,947	1,102,039
Small-Cap Equity Class I *	195,835	5,819,354	2,380,575	754,073
Small-Cap Growth Class I *	237,390	6,352,399	657,760	982,514
Small-Cap Index Class I *	447,229	14,489,681	2,972,419	1,935,195
Small-Cap Value Class I *	183,575	5,061,291	718,597	1,001,973
Value Class I *	172,209	3,477,875	568,868	816,748
Value Advantage Class I *	167,173	4,290,960	736,177	1,314,804
Emerging Markets Class I *	351,256	6,330,493	1,325,966	1,055,603
International Growth Class I *	29,424	260,343	176,753	3,512
International Large-Cap Class I *	558,720	7,745,703	475,233	1,611,872
International Small-Cap Class I *	110,837	1,430,841	114,594	334,008
International Value Class I *	283,241	4,794,913	1,001,907	1,112,511
Health Sciences Class I *	408,201	25,741,142	1,430,614	4,351,170
Real Estate Class I *	188,384	6,322,832	874,680	1,075,486
Technology Class I *	1,263,965	20,530,568	3,304,398	3,213,868
ESG Diversified Class I *	179,556	1,855,395	525,717	806,812
ESG Diversified Growth Class I *	14,729	143,510	26	1,745
PSF Avantis Balanced Allocation Class D *	953,353	15,611,222	1,302,296	1,185,733
PSF Avantis Balanced Allocation Class P *	8,356	138,285	-	3,460
Pacific Dynamix - Conservative Growth Class I *	2,096,389	41,587,832	2,175,664	5,621,003
Pacific Dynamix - Moderate Growth Class I *	5,474,853	148,054,017	10,468,733	17,856,206
Pacific Dynamix - Growth Class I *	5,509,500	177,089,342	31,830,882	10,695,143
Pacific Dynamix - Growth Class P *	963	31,226	-	564
Portfolio Optimization Conservative Class I *	4,447,494	64,235,436	3,566,433	18,527,822
Portfolio Optimization Moderate-Conservative Class I *	5,857,462	98,457,285	2,468,190	16,006,232
Portfolio Optimization Moderate Class I *	19,962,280	384,814,517	5,165,876	49,352,926
Portfolio Optimization Growth Class I *	14,439,768	310,576,866	2,452,110	41,116,101
Portfolio Optimization Aggressive-Growth Class I *	3,547,768	81,089,568	747,314	7,503,341
Invesco Oppenheimer V.I. International Growth Series II	378,916	810,880	395,600	435,505
Invesco® V.I. Balanced-Risk Allocation Series II *	2,098,060	17,791,547	2,894,603	5,033,197
Invesco® V.I. Equity and Income Series II	138,933	2,272,946	324,473	135,440
Invesco® V.I. Global Real Estate Series II	100,486	1,371,639	265,422	113,813
Invesco® V.I. Global Series II	53,969	1,915,892	870,559	660,944
Invesco® V.I. Technology Series I *	941	17,409	-	292

See Notes to Financial Statements	SA-1	See explanation of symbol on page SA-3

SEPARATE ACCOUNT A
INVESTMENTS (Continued)
DECEMBER 31, 2023

			Cost of	Proceeds
Variable Accounts	Shares Owned	Value	Purchases	from Sales
American Century Inflation Protection Class I	5,874	$55,156	$55,612	$360
American Century VP Mid Cap Value Class II	268,095	5,219,817	1,288,381	1,096,933
American Funds IS American High-Income Trust Class 4	385,230	3,755,993	1,636,676	408,584
American Funds IS Asset Allocation Class 1	5,832	139,148	8,178	3,456
American Funds IS Asset Allocation Class 4	9,228,794	215,400,054	22,849,422	30,658,202
American Funds IS Capital Income Builder® Class 4	442,992	5,138,708	390,274	698,554
American Funds IS Capital World Bond Class 4 *	95,678	945,297	69,312	152,615
American Funds IS Capital World Growth and Income Class 4	225,577	3,036,266	688,857	714,331
American Funds IS Global Balanced Class 4	334,376	4,045,950	828,111	340,856
American Funds IS Global Growth Class 4	189,670	6,274,271	1,886,929	711,250
American Funds IS Global Small Capitalization Class 4	76,833	1,341,496	197,194	646,354
American Funds IS Growth Class 1	1,822	181,193	97,107	11,577
American Funds IS Growth Class 4	421,739	40,360,458	9,525,174	5,723,397
American Funds IS Growth-Income Class 1	1,375	81,493	57,533	2,172
American Funds IS Growth-Income Class 4	297,952	17,084,557	2,501,144	3,278,460
American Funds IS International Class 4	185,927	3,184,926	258,548	441,868
American Funds IS International Growth and Income Class 1	1,778	17,963	17,678	148
American Funds IS International Growth and Income Class 4	164,097	1,586,818	198,875	560,061
American Funds IS Managed Risk Asset Allocation Class P2	1,299,920	14,988,073	3,331,161	1,756,506
American Funds IS New World Fund® Class 1	5,680	144,724	138,997	727
American Funds IS New World Fund® Class 4	125,980	3,143,190	279,221	517,942
American Funds IS The Bond Fund of America Class 1	11,798	112,552	32,383	1,769
American Funds IS The Bond Fund of America Class 4	743,585	6,952,519	1,984,283	1,006,608
American Funds IS U.S. Government Securities Class 1	3,111	30,831	43,689	12,095
American Funds IS U.S. Government Securities Class 4	241,663	2,361,052	853,658	1,169,130
American Funds IS Washington Mutual Investors Class 4	845,450	11,887,025	1,395,554	2,636,825
BlackRock® 60/40 Target Allocation ETF V.I. Class I	1,676,824	22,217,913	4,567,746	1,797,706
BlackRock® Capital Appreciation V.I. Class III	76,036	616,650	50,390	89,741
BlackRock® Global Allocation V.I. Class III	6,987,677	91,049,430	4,978,903	13,453,093
BlackRock® S&P 500 Index V.I. Class I	2,309	68,335	3,397	2,752
BlackRock® Small Cap Index V.I. Class I	19,233	217,910	175,756	1,308
Delaware Ivy VIP Asset Strategy Class II	385,578	3,377,662	1,929,694	342,371
Delaware Ivy VIP Energy Class II	761,446	3,883,377	2,330,521	2,065,842
DFA VA Global Bond Institutional Class	3,911	37,977	39,080	124
DFA VA International Value Institutional Class	2,619	35,643	34,790	141
DFA VA Short-Term Fixed Institutional Class	11,482	115,163	119,937	3,125
DFA VA US Large Value Institutional Class	9,592	312,111	231,128	4,202
Fidelity® VIP Consumer Discretionary Initial Class	1,692	56,518	48,676	283
Fidelity® VIP Contrafund® Initial Class	1,046	50,878	61,242	14,864
Fidelity® VIP Contrafund® Service Class 2	910,518	42,639,550	6,437,514	7,084,281
Fidelity® VIP FundsManager® 60% Investor Class	702,258	6,811,906	6,539,930	28,780
Fidelity® VIP FundsManager® 60% Service Class 2	4,349,792	42,018,995	4,650,300	5,586,914
Fidelity® VIP Government Money Market Initial Class	843,622	843,622	3,024,389	2,180,768
Fidelity® VIP Government Money Market Service Class	33,060,725	33,060,725	29,649,963	22,799,798
Fidelity® VIP Index 500 Initial Class	109	50,321	47,740	362
Fidelity® VIP Investment Grade Bond Initial Class	21,738	242,811	241,066	1,603
Fidelity® VIP Strategic Income Service Class 2	654,037	6,769,285	1,324,786	584,685
First Trust Dorsey Wright Tactical Core Class I	182,346	2,086,038	662,413	589,649
First Trust Multi Income Allocation Class I	95,679	1,086,915	117,925	566,868
First Trust/Dow Jones Dividend & Income Allocation Class I	3,738,421	49,496,700	5,861,847	8,148,372
Franklin Allocation VIP Class 2	36,255	177,651	8,499	4,219
Franklin Allocation VIP Class 4	2,517,884	12,841,210	2,261,018	2,275,202
Franklin Income VIP Class 2	824,208	11,703,748	2,142,220	1,420,011
Franklin Mutual Global Discovery VIP Class 2	216,785	3,984,511	407,874	1,124,549
Franklin Rising Dividends VIP Class 1	570	16,105	2,167	303
Franklin Rising Dividends VIP Class 2	463,355	12,478,143	3,138,484	3,157,337
Templeton Global Bond VIP Class 2 *	277,888	3,568,079	268,014	969,832

See Notes to Financial Statements	SA-2	See explanation of symbol on page SA-3

SEPARATE ACCOUNT A
INVESTMENTS (Continued)
DECEMBER 31, 2023

			Cost of	Proceeds
Variable Accounts	Shares Owned	Value	Purchases	from Sales
Janus Henderson Balanced Service Shares	9,802,208	$470,996,084	$53,120,681	$45,690,081
Janus Henderson Flexible Bond Service Shares	236,083	2,634,683	650,589	425,367
ClearBridge Variable Aggressive Growth - Class II	49,736	823,634	146,678	186,064
Lord Abbett Bond Debenture Class VC	483,727	4,992,058	1,228,232	671,767
Lord Abbett Total Return Class VC	365,069	5,183,980	661,626	1,058,461
MFS® Massachusetts Investors Growth Stock - Service Class	28,413	627,932	158,775	178,796
MFS® Total Return Series - Service Class	1,746,790	39,617,199	5,935,258	5,005,076
MFS® Utilities Series - Initial Class	731	23,566	24,904	171
MFS® Utilities Series - Service Class	147,933	4,665,792	861,857	566,216
MFS® Value Series - Service Class	40,007	828,547	105,648	108,597
Neuberger Berman U.S. Equity Index PutWrite Strategy Class S *	24,984	235,597	95,958	13,223
PIMCO All Asset - Advisor Class	17,111	157,422	8,539	86,610
PIMCO CommodityRealReturn® Strategy - Advisor Class	308,630	1,685,119	805,873	293,075
PIMCO Emerging Markets Bond - Institutional Class	926	9,771	9,463	101
PIMCO Income - Advisor Class	260,646	2,593,431	999,626	311,586
PIMCO Total Return - Institutional Class	12,473	114,498	46,720	1,538
Schwab S&P 500 Index	2,195	154,053	137,510	899
Schwab VIT Balanced	323,038	4,377,163	485,208	586,976
Schwab VIT Balanced with Growth	487,136	7,667,521	123,542	615,010
Schwab VIT Growth	221,266	4,018,182	457,774	613,010
State Street Total Return V.I.S. Class 3	1,068,602	15,751,187	1,732,675	2,056,044
T. Rowe Price Blue Chip Growth - I *	7,944	366,955	331,312	2,615
T. Rowe Price Health Sciences - I	825	45,655	30,760	375
VanEck VIP Global Resources Class S	39,997	1,016,734	268,675	1,068,409
Vanguard® VIF Balanced	79,690	1,855,972	318,703	41,129
Vanguard® VIF Capital Growth *	3,399	157,635	144,376	828
Vanguard® VIF Conservative Allocation	11,464	280,168	142,977	790,367
Vanguard® VIF Diversified Value *	38,667	604,366	528,098	4,455
Vanguard® VIF Equity Income *	10,473	250,407	239,868	1,710
Vanguard® VIF Equity Index*	1,272	77,466	69,559	449
Vanguard® VIF High Yield Bond *	4,999	36,846	34,609	186
Vanguard® VIF International *	2,812	69,094	61,950	272
Vanguard® VIF Mid-Cap Index *	9,583	229,325	211,392	1,288
Vanguard® VIF Moderate Allocation	29,078	846,449	827,134	11,369
Vanguard® VIF Real Estate Index	9,688	115,482	90,366	743
Vanguard® VIF Short-Term Investment-Grade *	9,421	97,130	94,097	631
Vanguard® VIF Total Bond Market Index *	25,219	268,078	269,090	17,906
Vanguard® VIF Total International Stock Market Index	26,808	565,375	482,251	3,738
Vanguard® VIF Total Stock Market Index *	9,218	455,829	420,521	16,588

 * The variable account did not receive any dividend or capital gain distributions from its underlying portfolio during the reporting period.

See Notes to Financial Statements	SA-3

SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2023

	Variable Accounts
	Core	Diversified	Floating	Floating	High Yield	Inflation
	Income	Bond	Rate Income	Rate Income	Bond	Managed
	Class I	Class I	Class I	Class P (1)	Class I	Class I
ASSETS
Investments in mutual funds, at value	$1,493,523	$9,180,190	$10,081,295	$-	$6,757,102	$7,816,624
Receivables:
Due from Pacific Life & Annuity Company	18	-	1,505	-	-	6,882
Investments sold	-	18,498	-	-	1,315	-
Total Assets	1,493,541	9,198,688	10,082,800	-	6,758,417	7,823,506
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	-	18,799	-	-	1,254	-
Investments purchased	107	-	2,659	-	-	6,791
Total Liabilities	107	18,799	2,659	-	1,254	6,791
NET ASSETS	$1,493,434	$9,179,889	$10,080,141	$-	$6,757,163	$7,816,715
NET ASSETS CONSIST OF:
Accumulation units	1,493,434	9,125,651	10,059,695	-	6,755,172	7,800,913
Contracts in payout (annuitization) period	-	54,238	20,446	-	1,991	15,802
NET ASSETS	$1,493,434	$9,179,889	$10,080,141	$-	$6,757,163	$7,816,715
Units Outstanding	137,595	825,888	752,932	-	445,987	650,250
Accumulation Unit Value	$10.41 - $11.62	$10.06 - $15.92	$12.53 - $14.78	See Note (1)	$12.44 - $31.06	$9.26 - $24.40
Cost of Investments	$1,360,056	$7,848,886	$7,576,347	$-	$3,506,982	$6,514,852

	Intermediate	Managed	Short Duration	Emerging	Dividend	Equity
	Bond	Bond	Bond	Markets Debt	Growth	Index
	Class I	Class I	Class I	Class I	Class I	Class I
ASSETS
Investments in mutual funds, at value	$413,638	$9,712,926	$12,464,350	$1,553,697	$31,107,331	$144,909,564
Receivables:
Due from Pacific Life & Annuity Company	-	4,407	3,443	-	-	57,785
Investments sold	437	-	-	110	57,022	-
Total Assets	414,075	9,717,333	12,467,793	1,553,807	31,164,353	144,967,349
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	454	-	-	179	58,289	-
Investments purchased	-	4,321	3,898	-	-	57,019
Total Liabilities	454	4,321	3,898	179	58,289	57,019
NET ASSETS	$413,621	$9,713,012	$12,463,895	$1,553,628	$31,106,064	$144,910,330
NET ASSETS CONSIST OF:
Accumulation units	413,621	9,709,549	12,386,192	1,552,970	30,827,707	144,132,567
Contracts in payout (annuitization) period	-	3,463	77,703	658	278,357	777,763
NET ASSETS	$413,621	$9,713,012	$12,463,895	$1,553,628	$31,106,064	$144,910,330
Units Outstanding	46,072	794,704	1,228,537	148,625	1,042,239	4,542,377
Accumulation Unit Value	$8.87 - $9.13	$9.60 - $25.10	$9.30 - $13.14	$9.49 - $11.48	$21.80 - $46.50	$23.37 - $80.78
Cost of Investments	$394,640	$7,455,589	$11,010,898	$1,289,734	$12,710,305	$54,474,214

(1) All units were fully redeemed or transferred prior to December 31, 2023 (See Financial Highlights for date of full redemption).

See Notes to Financial Statements	SA-4

SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2023

	Variable Accounts
	Focused		Hedged	Large-Cap	Large-Cap	Large-Cap
	Growth	Growth	Equity	Core	Growth	Value
	Class I	Class I	Class I	Class I	Class I	Class I
ASSETS
Investments in mutual funds, at value	$14,395,211	$12,710,804	$37,425,475	$7,683,896	$12,753,587	$9,897,131
Receivables:
Due from Pacific Life & Annuity Company	-	-	-	-	20,167	-
Investments sold	4,335	2,971	54,124	2,561	-	48
Total Assets	14,399,546	12,713,775	37,479,599	7,686,457	12,773,754	9,897,179
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	4,619	3,119	55,796	2,737	-	204
Investments purchased	-	-	-	-	20,778	-
Total Liabilities	4,619	3,119	55,796	2,737	20,778	204
NET ASSETS	$14,394,927	$12,710,656	$37,423,803	$7,683,720	$12,752,976	$9,896,975
NET ASSETS CONSIST OF:
Accumulation units	14,281,528	12,676,336	37,423,803	7,680,230	12,684,795	9,857,687
Contracts in payout (annuitization) period	113,399	34,320	-	3,490	68,181	39,288
NET ASSETS	$14,394,927	$12,710,656	$37,423,803	$7,683,720	$12,752,976	$9,896,975
Units Outstanding	360,689	337,346	3,442,449	258,508	372,882	405,249
Accumulation Unit Value	$27.45 - $69.94	$27.68 - $99.33	$10.69 - $11.14	$12.91 - $59.53	$26.54 - $45.49	$18.62 - $41.42
Cost of Investments	$4,520,781	$4,532,307	$33,751,695	$2,286,480	$3,857,921	$3,119,035

	Mid-Cap	Mid-Cap	Mid-Cap	Small-Cap	Small-Cap	Small-Cap
	Equity	Growth	Value	Equity	Growth	Index
	Class I	Class I	Class I	Class I	Class I	Class I
ASSETS
Investments in mutual funds, at value	$6,946,570	$12,803,094	$6,933,790	$5,819,354	$6,352,399	$14,489,681
Receivables:
Due from Pacific Life & Annuity Company	-	-	3,388	22,301	-	-
Investments sold	4,690	2,756	-	-	834	406
Total Assets	6,951,260	12,805,850	6,937,178	5,841,655	6,353,233	14,490,087
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	4,673	3,099	-	-	957	672
Investments purchased	-	-	3,386	22,608	-	-
Total Liabilities	4,673	3,099	3,386	22,608	957	672
NET ASSETS	$6,946,587	$12,802,751	$6,933,792	$5,819,047	$6,352,276	$14,489,415
NET ASSETS CONSIST OF:
Accumulation units	6,924,135	12,798,923	6,913,778	5,818,032	6,287,248	14,455,085
Contracts in payout (annuitization) period	22,452	3,828	20,014	1,015	65,028	34,330
NET ASSETS	$6,946,587	$12,802,751	$6,933,792	$5,819,047	$6,352,276	$14,489,415
Units Outstanding	252,522	418,064	270,177	274,075	273,103	658,789
Accumulation Unit Value	$18.96 - $62.22	$24.98 - $43.58	$18.35 - $49.48	$15.35 - $36.86	$21.35 - $36.32	$15.73 - $45.06
Cost of Investments	$2,048,217	$3,622,246	$3,300,558	$3,744,577	$2,445,406	$8,273,394

See Notes to Financial Statements	SA-5

SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2023

	Variable Accounts
	Small-Cap		Value	Emerging	International	International
	Value	Value	Advantage	Markets	Growth	Large-Cap
	Class I	Class I	Class I	Class I	Class I	Class I
ASSETS
Investments in mutual funds, at value	$5,061,291	$3,477,875	$4,290,960	$6,330,493	$260,343	$7,745,703
Receivables:
Due from Pacific Life & Annuity Company	835	-	3,543	352	-	-
Investments sold	-	1,013	-	-	123	1,508
Total Assets	5,062,126	3,478,888	4,294,503	6,330,845	260,466	7,747,211
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	-	1,147	-	-	134	1,649
Investments purchased	723	-	3,701	518	-	-
Total Liabilities	723	1,147	3,701	518	134	1,649
NET ASSETS	$5,061,403	$3,477,741	$4,290,802	$6,330,327	$260,332	$7,745,562
NET ASSETS CONSIST OF:
Accumulation units	5,058,603	3,468,734	4,290,802	6,304,334	260,332	7,687,336
Contracts in payout (annuitization) period	2,800	9,007	-	25,993	-	58,226
NET ASSETS	$5,061,403	$3,477,741	$4,290,802	$6,330,327	$260,332	$7,745,562
Units Outstanding	231,692	161,227	201,293	493,447	30,228	399,225
Accumulation Unit Value	$13.86 - $64.41	$18.36 - $28.93	$11.67 - $23.70	$10.06 - $68.40	$8.50 - $8.70	$16.37 - $36.79
Cost of Investments	$1,885,787	$1,042,041	$2,830,405	$3,776,282	$243,112	$2,939,861

	International	International	Health	Real		ESG
	Small-Cap	Value	Sciences	Estate	Technology	Diversified
	Class I	Class I	Class I	Class I	Class I	Class I
ASSETS
Investments in mutual funds, at value	$1,430,841	$4,794,913	$25,741,142	$6,322,832	$20,530,568	$1,855,395
Receivables:
Due from Pacific Life & Annuity Company	-	-	14,872	-	-	83,081
Investments sold	522	746	-	1,460	6,412	-
Total Assets	1,431,363	4,795,659	25,756,014	6,324,292	20,536,980	1,938,476
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	428	771	-	1,412	7,259	-
Investments purchased	-	-	15,464	-	-	83,207
Total Liabilities	428	771	15,464	1,412	7,259	83,207
NET ASSETS	$1,430,935	$4,794,888	$25,740,550	$6,322,880	$20,529,721	$1,855,269
NET ASSETS CONSIST OF:
Accumulation units	1,411,241	4,791,765	25,719,572	6,302,979	20,500,037	1,855,269
Contracts in payout (annuitization) period	19,694	3,123	20,978	19,901	29,684	-
NET ASSETS	$1,430,935	$4,794,888	$25,740,550	$6,322,880	$20,529,721	$1,855,269
Units Outstanding	88,386	349,386	744,638	327,891	624,870	185,770
Accumulation Unit Value	$13.15 - $23.23	$9.26 - $19.13	$18.14 - $77.71	$13.16 - $68.07	$19.62 - $37.05	$9.87 - $10.00
Cost of Investments	$568,974	$2,339,369	$6,963,071	$2,091,344	$7,846,999	$1,793,622

See Notes to Financial Statements	SA-6

SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2023

	Variable Accounts
				Pacific	Pacific
	ESG	PSF Avantis	PSF Avantis	Dynamix -	Dynamix -	Pacific
	Diversified	Balanced	Balanced	Conservative	Moderate	Dynamix -
	Growth	Allocation	Allocation	Growth	Growth	Growth
	Class I	Class D	Class P	Class I	Class I	Class I
ASSETS
Investments in mutual funds, at value	$143,510	$15,611,222	$138,285	$41,587,832	$148,054,017	$177,089,342
Receivables:
Due from Pacific Life & Annuity Company	-	-	-	-	-	106,689
Investments sold	5	4,174	332	3,671	36,215	-
Total Assets	143,515	15,615,396	138,617	41,591,503	148,090,232	177,196,031
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	11	5,027	334	3,964	35,460	-
Investments purchased	-	-	-	-	-	108,426
Total Liabilities	11	5,027	334	3,964	35,460	108,426
NET ASSETS	$143,504	$15,610,369	$138,283	$41,587,539	$148,054,772	$177,087,605
NET ASSETS CONSIST OF:
Accumulation units	143,504	15,610,369	138,283	41,587,539	147,851,250	176,685,295
Contracts in payout (annuitization) period	-	-	-	-	203,522	402,310
NET ASSETS	$143,504	$15,610,369	$138,283	$41,587,539	$148,054,772	$177,087,605
Units Outstanding	15,215	1,137,938	13,137	2,789,572	8,908,403	9,038,013
Accumulation Unit Value	$9.40 - $9.44	$9.88 - $15.40	$10.53 - $10.53	$9.52 - $20.38	$9.78 - $27.93	$17.28 - $35.31
Cost of Investments	$137,632	$11,693,018	$123,123	$25,423,015	$77,538,548	$139,082,446

			Portfolio			Portfolio
	Pacific	Portfolio	Optimization	Portfolio	Portfolio	Optimization
	Dynamix -	Optimization	Moderate-	Optimization	Optimization	Aggressive-
	Growth	Conservative	Conservative	Moderate	Growth	Growth
	Class P	Class I	Class I	Class I	Class I	Class I
ASSETS
Investments in mutual funds, at value	$31,226	$64,235,436	$98,457,285	$384,814,517	$310,576,866	$81,089,568
Receivables:
Due from Pacific Life & Annuity Company	-	746	-	-	-	-
Investments sold	39	1,136	15,317	108,790	692,463	20,285
Total Assets	31,265	64,237,318	98,472,602	384,923,307	311,269,329	81,109,853
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	41	-	12,172	104,169	688,295	17,565
Investments purchased	-	-	-	-	-	-
Total Liabilities	41	-	12,172	104,169	688,295	17,565
NET ASSETS	$31,224	$64,237,318	$98,460,430	$384,819,138	$310,581,034	$81,092,288
NET ASSETS CONSIST OF:
Accumulation units	31,224	64,126,863	98,263,421	384,181,225	310,456,720	81,092,288
Contracts in payout (annuitization) period	-	110,455	197,009	637,913	124,314	-
NET ASSETS	$31,224	$64,237,318	$98,460,430	$384,819,138	$310,581,034	$81,092,288
Units Outstanding	2,944	5,342,001	7,024,173	24,036,833	17,452,635	4,299,099
Accumulation Unit Value	$10.60 - $10.60	$9.28 - $14.20	$9.42 - $16.47	$9.66 - $19.03	$13.81 - $20.91	$17.77 - $22.60
Cost of Investments	$26,236	$43,730,569	$56,642,005	$190,703,422	$135,140,619	$32,865,385

See Notes to Financial Statements	SA-7

SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2023

	Variable Accounts
	Invesco
	Oppenheimer	Invesco V.I.	Invesco V.I.	Invesco V.I.
	V.I. International	Balanced-Risk	Equity and	Global	Invesco V.I.	Invesco V.I.
	Growth	Allocation	Income	Real Estate	Global	Technology
	Series II	Series II	Series II	Series II	Series II	Series I
ASSETS
Investments in mutual funds, at value	$810,880	$17,791,547	$2,272,946	$1,371,639	$1,915,892	$17,409
Receivables:
Due from Pacific Life & Annuity Company	-	-	-	-	-	-
Investments sold	82	63,656	59	290	166	22
Total Assets	810,962	17,855,203	2,273,005	1,371,929	1,916,058	17,431
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	122	63,655	271	334	310	23
Investments purchased	-	-	-	-	-	-
Total Liabilities	122	63,655	271	334	310	23
NET ASSETS	$810,840	$17,791,548	$2,272,734	$1,371,595	$1,915,748	$17,408
NET ASSETS CONSIST OF:
Accumulation units	810,840	17,791,548	2,272,734	1,371,595	1,801,079	17,408
Contracts in payout (annuitization) period	-	-	-	-	114,669	-
NET ASSETS	$810,840	$17,791,548	$2,272,734	$1,371,595	$1,915,748	$17,408
Units Outstanding	60,384	1,356,304	136,473	133,623	105,262	1,890
Accumulation Unit Value	$12.85 - $15.35	$9.18 - $22.98	$15.99 - $16.86	$9.48 - $11.74	$14.22 - $20.59	$9.21 - $9.21
Cost of Investments	$729,743	$19,478,670	$2,298,592	$1,413,463	$1,813,817	$18,460

	American	American	American Funds
	Century	Century	IS American	American Funds	American Funds	American Funds
	Inflation	VP Mid Cap	High-Income	IS Asset	IS Asset	IS Capital
	Protection	Value	Trust	Allocation	Allocation	Income Builder
	Class I	Class II	Class 4	Class 1	Class 4	Class 1 (1)
ASSETS
Investments in mutual funds, at value	$55,156	$5,219,817	$3,755,993	$139,148	$215,400,054	$-
Receivables:
Due from Pacific Life & Annuity Company	-	-	-	-	-	-
Investments sold	116	-	3,671	334	63,296	-
Total Assets	55,272	5,219,817	3,759,664	139,482	215,463,350	-
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	117	168	3,838	335	63,068	-
Investments purchased	-	118	-	-	-	-
Total Liabilities	117	286	3,838	335	63,068	-
NET ASSETS	$55,155	$5,219,531	$3,755,826	$139,147	$215,400,282	$-
NET ASSETS CONSIST OF:
Accumulation units	55,155	5,218,535	3,755,826	139,147	215,390,100	-
Contracts in payout (annuitization) period	-	996	-	-	10,182	-
NET ASSETS	$55,155	$5,219,531	$3,755,826	$139,147	$215,400,282	$-
Units Outstanding	5,486	223,566	270,919	12,623	13,774,133	-
Accumulation Unit Value	$10.05 - $10.05	$15.92 - $25.77	$13.25 - $14.43	$11.02 - $11.02	$10.10 - $18.10	See Note (1)
Cost of Investments	$55,237	$4,807,285	$3,842,241	$133,324	$194,104,306	$-

(1) All units were fully redeemed or transferred prior to December 31, 2023 (See Financial Highlights for date of full redemption).

See Notes to Financial Statements	SA-8

SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2023

	Variable Accounts
			American Funds
	American Funds	American Funds	IS Capital World	American Funds		American Funds
	IS Capital	IS Capital	Growth and	IS Global	American Funds	IS Global Small
	Income Builder	World Bond	Income	Balanced	IS Global Growth	Capitalization
	Class 4	Class 4	Class 4	Class 4	Class 4	Class 4
ASSETS
Investments in mutual funds, at value	$5,138,708	$945,297	$3,036,266	$4,045,950	$6,274,271	$1,341,496
Receivables:
Due from Pacific Life & Annuity Company	-	-	-	535	-	-
Investments sold	36	27	651	-	630	36,375
Total Assets	5,138,744	945,324	3,036,917	4,046,485	6,274,901	1,377,871
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	296	58	746	-	989	36,435
Investments purchased	-	-	-	691	-	-
Total Liabilities	296	58	746	691	989	36,435
NET ASSETS	$5,138,448	$945,266	$3,036,171	$4,045,794	$6,273,912	$1,341,436
NET ASSETS CONSIST OF:
Accumulation units	5,138,448	944,723	3,034,050	4,045,794	6,273,912	1,341,436
Contracts in payout (annuitization) period	-	543	2,121	-	-	-
NET ASSETS	$5,138,448	$945,266	$3,036,171	$4,045,794	$6,273,912	$1,341,436
Units Outstanding	384,367	100,213	175,150	275,455	278,196	88,945
Accumulation Unit Value	$12.76 - $14.77	$8.93 - $10.01	$16.59 - $18.30	$14.15 - $15.60	$21.40 - $23.10	$14.50 - $16.21
Cost of Investments	$4,454,711	$1,068,438	$2,805,163	$4,108,247	$5,184,798	$1,338,178

						American Funds
			American Funds	American Funds	American Funds	IS International
	American Funds	American Funds	IS	IS	IS	Growth and
	IS Growth	IS Growth	Growth-Income	Growth-Income	International	Income
	Class 1	Class 4	Class 1	Class 4	Class 4	Class 1
ASSETS
Investments in mutual funds, at value	$181,193	$40,360,458	$81,493	$17,084,557	$3,184,926	$17,963
Receivables:
Due from Pacific Life & Annuity Company	-	6,167	-	25,374	89	-
Investments sold	422	-	194	-	-	38
Total Assets	181,615	40,366,625	81,687	17,109,931	3,185,015	18,001
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	422	-	192	-	-	39
Investments purchased	-	9,521	-	27,466	244	-
Total Liabilities	422	9,521	192	27,466	244	39
NET ASSETS	$181,193	$40,357,104	$81,495	$17,082,465	$3,184,771	$17,962
NET ASSETS CONSIST OF:
Accumulation units	181,193	40,311,034	81,495	17,078,974	3,184,771	17,962
Contracts in payout (annuitization) period	-	46,070	-	3,491	-	-
NET ASSETS	$181,193	$40,357,104	$81,495	$17,082,465	$3,184,771	$17,962
Units Outstanding	16,485	1,401,646	6,514	787,489	258,833	1,805
Accumulation Unit Value	$10.99 - $10.99	$13.68 - $34.82	$12.51 - $12.51	$20.78 - $25.14	$11.33 - $14.02	$9.95 - $9.95
Cost of Investments	$151,683	$31,278,052	$75,240	$13,494,544	$3,294,843	$17,526

See Notes to Financial Statements	SA-9

SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2023

	Variable Accounts
	American Funds	American Funds	American Funds			American Funds
	IS International	IS	IS Managed	American Funds	American Funds	IS The Bond
	Growth and	Managed Risk	Risk	IS	IS	Fund
	Income	Asset Allocation	Asset Allocation	New World Fund	New World Fund	of America
	Class 4	Class P1 (1)	Class P2	Class 1	Class 4	Class 1
ASSETS
Investments in mutual funds, at value	$1,586,818	$-	$14,988,073	$144,724	$3,143,190	$112,552
Receivables:
Due from Pacific Life & Annuity Company	352	-	-	-	-	-
Investments sold	-	-	2,597	257	120	250
Total Assets	1,587,170	-	14,990,670	144,981	3,143,310	112,802
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	-	-	3,317	260	337	251
Investments purchased	486	-	-	-	-	-
Total Liabilities	486	-	3,317	260	337	251
NET ASSETS	$1,586,684	$-	$14,987,353	$144,721	$3,142,973	$112,551
NET ASSETS CONSIST OF:
Accumulation units	1,586,684	-	14,987,353	144,721	3,128,742	112,551
Contracts in payout (annuitization) period	-	-	-	-	14,231	-
NET ASSETS	$1,586,684	$-	$14,987,353	$144,721	$3,142,973	$112,551
Units Outstanding	129,803	-	1,106,627	16,519	224,849	12,318
Accumulation Unit Value	$11.69 - $14.70	See Note (1)	$9.65 - $14.66	$8.76 - $8.76	$13.02 - $16.40	$9.14 - $9.14
Cost of Investments	$1,692,533	$-	$15,391,675	$138,250	$2,566,634	$113,300

	American Funds	American Funds	American Funds
	IS The Bond	IS	IS	American Funds	BlackRock	BlackRock
	Fund	U.S. Government	U.S. Government	IS Washington	60/40 Target	Capital
	of America	Securities	Securities	Mutual Investors	Allocation ETF	Appreciation
	Class 4	Class 1	Class 4	Class 4	V.I. Class I	V.I. Class III
ASSETS
Investments in mutual funds, at value	$6,952,519	$30,831	$2,361,052	$11,887,025	$22,217,913	$616,650
Receivables:
Due from Pacific Life & Annuity Company	5,188	-	244	-	19,934	-
Investments sold	-	37	-	44,802	-	14
Total Assets	6,957,707	30,868	2,361,296	11,931,827	22,237,847	616,664
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	-	37	-	45,272	-	43
Investments purchased	5,507	-	514	-	21,130	-
Total Liabilities	5,507	37	514	45,272	21,130	43
NET ASSETS	$6,952,200	$30,831	$2,360,782	$11,886,555	$22,216,717	$616,621
NET ASSETS CONSIST OF:
Accumulation units	6,952,200	30,831	2,360,782	11,885,409	22,216,717	616,621
Contracts in payout (annuitization) period	-	-	-	1,146	-	-
NET ASSETS	$6,952,200	$30,831	$2,360,782	$11,886,555	$22,216,717	$616,621
Units Outstanding	672,343	3,380	237,910	600,825	1,458,457	13,977
Accumulation Unit Value	$9.85 - $10.92	$9.12 - $9.12	$9.43 - $10.38	$18.76 - $20.73	$10.54 - $16.75	$37.16 - $50.39
Cost of Investments	$7,513,823	$30,996	$2,543,927	$10,556,521	$20,530,328	$516,088

(1) All units were fully redeemed or transferred prior to December 31, 2023 (See Financial Highlights for date of full redemption).

See Notes to Financial Statements	SA-10

SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2023

	Variable Accounts
	BlackRock			Delaware Ivy		DFA VA
	Global	BlackRock	BlackRock	VIP Asset	Delaware Ivy	Global Bond
	Allocation	S&P 500 Index	Small Cap Index	Strategy	VIP Energy	Institutional
	V.I. Class III	V.I. Class I	V.I. Class I	Class II	Class II	Class
ASSETS
Investments in mutual funds, at value	$91,049,430	$68,335	$217,910	$3,377,662	$3,883,377	$37,977
Receivables:
Due from Pacific Life & Annuity Company	-	-	-	601	3,917	-
Investments sold	125,849	345	559	-	-	44
Total Assets	91,175,279	68,680	218,469	3,378,263	3,887,294	38,021
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	122,501	346	563	-	-	44
Investments purchased	-	-	-	765	4,166	-
Total Liabilities	122,501	346	563	765	4,166	44
NET ASSETS	$91,052,778	$68,334	$217,906	$3,377,498	$3,883,128	$37,977
NET ASSETS CONSIST OF:
Accumulation units	91,046,995	68,334	217,906	3,377,498	3,883,128	37,977
Contracts in payout (annuitization) period	5,783	-	-	-	-	-
NET ASSETS	$91,052,778	$68,334	$217,906	$3,377,498	$3,883,128	$37,977
Units Outstanding	6,104,700	5,464	24,187	293,004	548,077	3,951
Accumulation Unit Value	$9.21 - $18.95	$12.51 - $12.51	$8.98 - $9.02	$9.99 - $13.02	$6.77 - $8.02	$9.61 - $9.61
Cost of Investments	$88,641,582	$59,793	$202,896	$3,185,831	$2,586,853	$38,954

		DFA VA
	International	Short-Term	DFA VA	Fidelity VIP
	Value	Fixed	US Large Value	Consumer	Fidelity VIP	Fidelity VIP
	Institutional	Institutional	Institutional	Discretionary	Contrafund	Contrafund
	Class	Class	Class	Initial Class	Initial Class	Service Class 2
ASSETS
Investments in mutual funds, at value	$35,643	$115,163	$312,111	$56,518	$50,878	$42,639,550
Receivables:
Due from Pacific Life & Annuity Company	-	-	-	-	-	-
Investments sold	90	421	607	109	144	123,419
Total Assets	35,733	115,584	312,718	56,627	51,022	42,762,969
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	91	422	612	110	144	125,506
Investments purchased	-	-	-	-	-	-
Total Liabilities	91	422	612	110	144	125,506
NET ASSETS	$35,642	$115,162	$312,106	$56,517	$50,878	$42,637,463
NET ASSETS CONSIST OF:
Accumulation units	35,642	115,162	312,106	56,517	50,878	42,637,463
Contracts in payout (annuitization) period	-	-	-	-	-	-
NET ASSETS	$35,642	$115,162	$312,106	$56,517	$50,878	$42,637,463
Units Outstanding	2,821	11,264	25,057	5,506	4,280	1,392,098
Accumulation Unit Value	$12.63 - $12.63	$10.22 - $10.22	$12.46 - $12.46	$10.26 - $10.26	$11.89 - $11.89	$13.38 - $33.40
Cost of Investments	$34,647	$116,800	$293,930	$48,395	$46,728	$30,580,749

See Notes to Financial Statements	SA-11

SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2023

	Variable Accounts
	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP		Fidelity VIP
	FundsManager	FundsManager	Government	Government	Fidelity VIP	Investment
	60%	60%	Money Market	Money Market	Index 500	Grade Bond
	Investor Class	Service Class 2	Initial Class	Service Class	Initial Class	Initial Class
ASSETS
Investments in mutual funds, at value	$6,811,906	$42,018,995	$843,622	$33,060,725	$50,321	$242,811
Receivables:
Due from Pacific Life & Annuity Company	-	-	-	22,734	-	-
Investments sold	187	4,914	1,304	-	143	571
Total Assets	6,812,093	42,023,909	844,926	33,083,459	50,464	243,382
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	448	6,113	1,308	-	154	578
Investments purchased	-	-	-	23,201	-	-
Total Liabilities	448	6,113	1,308	23,201	154	578
NET ASSETS	$6,811,645	$42,017,796	$843,618	$33,060,258	$50,310	$242,804
NET ASSETS CONSIST OF:
Accumulation units	6,811,645	42,017,796	843,618	32,987,408	50,310	242,804
Contracts in payout (annuitization) period	-	-	-	72,850	-	-
NET ASSETS	$6,811,645	$42,017,796	$843,618	$33,060,258	$50,310	$242,804
Units Outstanding	659,492	2,597,790	80,627	3,392,793	4,005	26,617
Accumulation Unit Value	$10.33 - $10.33	$9.88 - $21.06	$10.46 - $10.50	$9.20 - $10.86	$12.56 - $12.56	$9.12 - $9.12
Cost of Investments	$6,510,430	$42,845,322	$843,622	$33,060,725	$47,384	$239,433

				First Trust/Dow
		First Trust	First Trust	Jones Dividend
	Fidelity VIP	Dorsey Wright	Multi Income	& Income	Franklin	Franklin
	Strategic Income	Tactical Core	Allocation	Allocation	Allocation	Allocation
	Service Class 2	Class I	Class I	Class I	VIP Class 2	VIP Class 4
ASSETS
Investments in mutual funds, at value	$6,769,285	$2,086,038	$1,086,915	$49,496,700	$177,651	$12,841,210
Receivables:
Due from Pacific Life & Annuity Company	-	274	-	-	-	-
Investments sold	977	-	1,603	13,622	74	111,666
Total Assets	6,770,262	2,086,312	1,088,518	49,510,322	177,725	12,952,876
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	2,016	-	1,726	14,666	81	111,422
Investments purchased	-	414	-	-	-	-
Total Liabilities	2,016	414	1,726	14,666	81	111,422
NET ASSETS	$6,768,246	$2,085,898	$1,086,792	$49,495,656	$177,644	$12,841,454
NET ASSETS CONSIST OF:
Accumulation units	6,768,246	2,085,898	1,086,792	49,495,656	177,644	12,841,454
Contracts in payout (annuitization) period	-	-	-	-	-	-
NET ASSETS	$6,768,246	$2,085,898	$1,086,792	$49,495,656	$177,644	$12,841,454
Units Outstanding	570,883	151,162	81,362	2,970,840	8,853	873,069
Accumulation Unit Value	$11.29 - $13.01	$13.16 - $15.22	$12.88 - $13.73	$9.88 - $20.66	$18.69 - $20.62	$9.84 - $19.47
Cost of Investments	$7,103,073	$1,900,715	$1,026,865	$45,936,658	$199,333	$12,855,504

See Notes to Financial Statements	SA-12

SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2023

	Variable Accounts
		Franklin	Franklin	Franklin		Janus
	Franklin	Mutual Global	Rising	Rising	Templeton	Henderson
	Income	Discovery	Dividends	Dividends	Global Bond	Balanced
	VIP Class 2	VIP Class 2	VIP Class 1	VIP Class 2	VIP Class 2	Service Shares
ASSETS
Investments in mutual funds, at value	$11,703,748	$3,984,511	$16,105	$12,478,143	$3,568,079	$470,996,084
Receivables:
Due from Pacific Life & Annuity Company	-	-	-	-	161	-
Investments sold	197	328	39	98,979	-	236,188
Total Assets	11,703,945	3,984,839	16,144	12,577,122	3,568,240	471,232,272
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	861	436	40	99,489	-	238,654
Investments purchased	-	-	-	-	429	-
Total Liabilities	861	436	40	99,489	429	238,654
NET ASSETS	$11,703,084	$3,984,403	$16,104	$12,477,633	$3,567,811	$470,993,618
NET ASSETS CONSIST OF:
Accumulation units	11,703,084	3,964,831	16,104	12,476,358	3,567,811	470,993,618
Contracts in payout (annuitization) period	-	19,572	-	1,275	-	-
NET ASSETS	$11,703,084	$3,984,403	$16,104	$12,477,633	$3,567,811	$470,993,618
Units Outstanding	859,181	199,790	1,292	461,507	437,493	25,946,171
Accumulation Unit Value	$12.91 - $14.79	$17.18 - $25.76	$12.46 - $12.46	$21.23 - $29.80	$7.68 - $10.82	$10.24 - $23.82
Cost of Investments	$11,914,839	$3,445,033	$16,162	$11,230,462	$3,888,162	$365,378,523

					MFS
	Janus	ClearBridge	Lord Abbett		Massachusetts	MFS
	Henderson	Variable	Bond	Lord Abbett	Investors	Total Return
	Flexible Bond	Aggressive	Debenture	Total Return	Growth Stock -	Series -
	Service Shares	Growth - Class II	Class VC	Class VC	Service Class	Service Class
ASSETS
Investments in mutual funds, at value	$2,634,683	$823,634	$4,992,058	$5,183,980	$627,932	$39,617,199
Receivables:
Due from Pacific Life & Annuity Company	76	559	1,372	1,090	-	-
Investments sold	-	-	-	-	667	-
Total Assets	2,634,759	824,193	4,993,430	5,185,070	628,599	39,617,199
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	-	-	-	-	744	181
Investments purchased	235	571	1,554	1,375	-	274
Total Liabilities	235	571	1,554	1,375	744	455
NET ASSETS	$2,634,524	$823,622	$4,991,876	$5,183,695	$627,855	$39,616,744
NET ASSETS CONSIST OF:
Accumulation units	2,634,524	823,622	4,964,151	5,137,361	606,911	39,616,744
Contracts in payout (annuitization) period	-	-	27,725	46,334	20,944	-
NET ASSETS	$2,634,524	$823,622	$4,991,876	$5,183,695	$627,855	$39,616,744
Units Outstanding	259,548	58,626	389,007	484,104	23,493	2,344,825
Accumulation Unit Value	$9.58 - $10.81	$13.61 - $15.41	$12.00 - $14.53	$9.70 - $12.94	$26.36 - $26.83	$10.09 - $22.07
Cost of Investments	$2,884,369	$994,856	$5,432,924	$5,788,021	$480,988	$38,152,502

See Notes to Financial Statements	SA-13

SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2023

	Variable Accounts
				Neuberger
				Berman		PIMCO
	MFS	MFS	MFS	U.S. Equity Index		Commodity-
	Utilities	Utilities	Value	PutWrite	PIMCO All	RealReturn
	Series -	Series -	Series -	Strategy	Asset -	Strategy -
	Initial Class	Service Class	Service Class	Class S	Advisor Class	Advisor Class
ASSETS
Investments in mutual funds, at value	$23,566	$4,665,792	$828,547	$235,597	$157,422	$1,685,119
Receivables:
Due from Pacific Life & Annuity Company	-	466	-	8,805	136	424
Investments sold	67	-	301	-	-	-
Total Assets	23,633	4,666,258	828,848	244,402	157,558	1,685,543
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	67	-	327	-	-	-
Investments purchased	-	754	-	8,820	144	598
Total Liabilities	67	754	327	8,820	144	598
NET ASSETS	$23,566	$4,665,504	$828,521	$235,582	$157,414	$1,684,945
NET ASSETS CONSIST OF:
Accumulation units	23,566	4,664,588	819,053	235,582	157,414	1,684,945
Contracts in payout (annuitization) period	-	916	9,468	-	-	-
NET ASSETS	$23,566	$4,665,504	$828,521	$235,582	$157,414	$1,684,945
Units Outstanding	2,128	275,780	26,582	17,922	12,067	235,275
Accumulation Unit Value	$11.08 - $11.08	$15.82 - $19.20	$28.89 - $36.29	$12.97 - $13.18	$12.84 - $13.05	$6.34 - $12.96
Cost of Investments	$24,703	$4,165,259	$601,974	$224,472	$167,863	$1,996,629

	PIMCO
	Emerging Markets		PIMCO	PIMCO
	Bond -		Low Duration -	Total Return -
	Institutional	PIMCO Income -	Institutional	Institutional	Schwab	Schwab
	Class	Advisor Class	Class (1)	Class	S&P 500 Index	VIT Balanced
ASSETS
Investments in mutual funds, at value	$9,771	$2,593,431	$-	$114,498	$154,053	$4,377,163
Receivables:
Due from Pacific Life & Annuity Company	-	-	-	-	-	-
Investments sold	28	3,646	-	257	324	398,788
Total Assets	9,799	2,597,077	-	114,755	154,377	4,775,951
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	27	3,782	-	259	325	398,869
Investments purchased	-	-	-	-	-	-
Total Liabilities	27	3,782	-	259	325	398,869
NET ASSETS	$9,772	$2,593,295	$-	$114,496	$154,052	$4,377,082
NET ASSETS CONSIST OF:
Accumulation units	9,772	2,593,295	-	114,496	154,052	4,377,082
Contracts in payout (annuitization) period	-	-	-	-	-	-
NET ASSETS	$9,772	$2,593,295	$-	$114,496	$154,052	$4,377,082
Units Outstanding	1,070	236,216	-	12,798	12,237	295,498
Accumulation Unit Value	$9.13 - $9.13	$10.74 - $11.28	See Note (1)	$8.95 - $8.95	$12.59 - $12.59	$14.81 - $14.81
Cost of Investments	$9,359	$2,634,930	$-	$111,547	$136,627	$3,596,822

(1) All units were fully redeemed or transferred prior to December 31, 2023 (See Financial Highlights for date of full redemption).

See Notes to Financial Statements	SA-14

SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2023

	Variable Accounts
						VanEck VIP
	Schwab		State Street	T. Rowe Price	T. Rowe Price	Global
	VIT Balanced	Schwab	Total Return	Blue Chip	Health	Resources
	with Growth	VIT Growth	V.I.S. Class 3	Growth - I	Sciences - I	Class S
ASSETS
Investments in mutual funds, at value	$7,667,521	$4,018,182	$15,751,187	$366,955	$45,655	$1,016,734
Receivables:
Due from Pacific Life & Annuity Company	-	398,721	-	-	-	1,385
Investments sold	1,891	-	7,235	1,005	97	-
Total Assets	7,669,412	4,416,903	15,758,422	367,960	45,752	1,018,119
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	1,900	-	6,054	1,014	100	-
Investments purchased	-	398,649	-	-	-	1,405
Total Liabilities	1,900	398,649	6,054	1,014	100	1,405
NET ASSETS	$7,667,512	$4,018,254	$15,752,368	$366,946	$45,652	$1,016,714
NET ASSETS CONSIST OF:
Accumulation units	7,667,512	4,018,254	15,752,368	366,946	45,652	965,545
Contracts in payout (annuitization) period	-	-	-	-	-	51,169
NET ASSETS	$7,667,512	$4,018,254	$15,752,368	$366,946	$45,652	$1,016,714
Units Outstanding	440,840	198,966	942,890	36,285	4,859	116,942
Accumulation Unit Value	$17.39 - $17.39	$20.20 - $20.20	$9.74 - $25.67	$10.11 - $10.11	$9.40 - $9.40	$7.79 - $8.86
Cost of Investments	$5,631,737	$2,724,616	$15,574,877	$328,697	$43,978	$711,417

			Vanguard VIF	Vanguard VIF	Vanguard VIF	Vanguard VIF
	Vanguard VIF	Vanguard VIF	Conservative	Diversified	Equity	Equity
	Balanced	Capital Growth	Allocation	Value	Income	Index
ASSETS
Investments in mutual funds, at value	$1,855,972	$157,635	$280,168	$604,366	$250,407	$77,466
Receivables:
Due from Pacific Life & Annuity Company	-	-	-	-	-	-
Investments sold	3,631	172	600	892	608	195
Total Assets	1,859,603	157,807	280,768	605,258	251,015	77,661
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	3,655	175	603	902	614	196
Investments purchased	-	-	-	-	-	-
Total Liabilities	3,655	175	603	902	614	196
NET ASSETS	$1,855,948	$157,632	$280,165	$604,356	$250,401	$77,465
NET ASSETS CONSIST OF:
Accumulation units	1,855,948	157,632	280,165	604,356	250,401	77,465
Contracts in payout (annuitization) period	-	-	-	-	-	-
NET ASSETS	$1,855,948	$157,632	$280,165	$604,356	$250,401	$77,465
Units Outstanding	164,541	13,133	28,494	46,974	19,478	6,173
Accumulation Unit Value	$11.24 - $11.29	$12.00 - $12.00	$9.81 - $9.85	$12.87 - $12.87	$12.86 - $12.86	$12.55 - $12.55
Cost of Investments	$1,742,108	$143,553	$256,894	$523,938	$238,132	$69,121

See Notes to Financial Statements	SA-15

SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2023

	Variable Accounts
						Vanguard VIF
	Vanguard VIF		Vanguard VIF	Vanguard VIF	Vanguard VIF	Short-Term
	High Yield	Vanguard VIF	Mid-Cap	Moderate	Real Estate	Investment-
	Bond	International	Index	Allocation	Index	Grade
ASSETS
Investments in mutual funds, at value	$36,846	$69,094	$229,325	$846,449	$115,482	$97,130
Receivables:
Due from Pacific Life & Annuity Company	-	-	-	-	-	-
Investments sold	40	174	492	1,923	234	196
Total Assets	36,886	69,268	229,817	848,372	115,716	97,326
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	41	175	497	1,937	237	198
Investments purchased	-	-	-	-	-	-
Total Liabilities	41	175	497	1,937	237	198
NET ASSETS	$36,845	$69,093	$229,320	$846,435	$115,479	$97,128
NET ASSETS CONSIST OF:
Accumulation units	36,845	69,093	229,320	846,435	115,479	97,128
Contracts in payout (annuitization) period	-	-	-	-	-	-
NET ASSETS	$36,845	$69,093	$229,320	$846,435	$115,479	$97,128
Units Outstanding	3,583	9,831	21,132	82,923	10,608	9,885
Accumulation Unit Value	$10.28 - $10.28	$7.03 - $7.03	$10.85 - $10.85	$10.21 - $10.21	$10.89 - $10.89	$9.83 - $9.83
Cost of Investments	$34,425	$61,681	$210,082	$815,425	$102,884	$93,470

		Vanguard VIF
		Total
	Vanguard VIF	International	Vanguard VIF
	Total Bond	Stock Market	Total Stock
	Market Index	Index	Market Index
ASSETS
Investments in mutual funds, at value	$268,078	$565,375	$455,829
Receivables:
Due from Pacific Life & Annuity Company	-	-	-
Investments sold	304	1,138	1,078
Total Assets	268,382	566,513	456,907
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	308	1,146	1,083
Investments purchased	-	-	-
Total Liabilities	308	1,146	1,083
NET ASSETS	$268,074	$565,367	$455,824
NET ASSETS CONSIST OF:
Accumulation units	268,074	565,367	455,824
Contracts in payout (annuitization) period	-	-	-
NET ASSETS	$268,074	$565,367	$455,824
Units Outstanding	29,851	57,240	38,422
Accumulation Unit Value	$8.98 - $8.98	$9.84 - $9.88	$11.86 - $11.86
Cost of Investments	$251,115	$506,363	$405,085

See Notes to Financial Statements	SA-16

SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2023
	Variable Accounts
	Core	Diversified	Floating	Floating	High Yield	Inflation
	Income	Bond	Rate Income	Rate Income	Bond	Managed
	Class I	Class I	Class I	Class P (1)	Class I	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	14,962	90,187	107,391	11	74,748	87,015
Administrative fees	3,758	20,169	24,180	22	15,458	20,122
Total Expenses	18,720	110,356	131,571	33	90,206	107,137
Net Investment Income (Loss)	(18,720)	(110,356)	(131,571)	(33)	(90,206)	(107,137)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(13,839)	(97,509)	165,006	907	147,177	(90,180)
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(13,839)	(97,509)	165,006	907	147,177	(90,180)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	118,216	423,542	1,154,556	-	621,453	377,230
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$85,657	$215,677	$1,187,991	$874	$678,424	$179,913

	Intermediate	Managed	Short Duration	Emerging	Dividend	Equity
	Bond	Bond	Bond	Markets Debt	Growth	Index
	Class I	Class I	Class I	Class I	Class I	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	2,776	107,044	114,402	17,157	293,989	1,368,335
Administrative fees	713	21,954	26,951	3,026	67,628	322,729
Total Expenses	3,489	128,998	141,353	20,183	361,617	1,691,064
Net Investment Income (Loss)	(3,489)	(128,998)	(141,353)	(20,183)	(361,617)	(1,691,064)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(395)	95,356	(24,181)	(12,785)	30,422	3,219,480
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(395)	95,356	(24,181)	(12,785)	30,422	3,219,480
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	20,501	507,737	620,913	191,075	3,635,357	28,339,429
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$16,617	$474,095	$455,379	$158,107	$3,304,162	$29,867,845

(1)	Operations commenced or resumed during 2023 and all units were fully redeemed or transferred prior to December 31, 2023 (See Financial Highlights for commencement date of operations and date of full redemption).

See Notes to Financial Statements	SA-17

SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2023
	Variable Accounts
	Focused		Hedged	Large-Cap	Large-Cap	Large-Cap
	Growth	Growth	Equity	Core	Growth	Value
	Class I	Class I	Class I	Class I	Class I	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	132,433	110,880	257,610	74,905	116,211	92,544
Administrative fees	29,560	25,961	64,766	15,484	26,590	21,032
Total Expenses	161,993	136,841	322,376	90,389	142,801	113,576
Net Investment Income (Loss)	(161,993)	(136,841)	(322,376)	(90,389)	(142,801)	(113,576)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	54,594	100,458	(91,643)	148,419	456,922	73,908
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	54,594	100,458	(91,643)	148,419	456,922	73,908
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	3,901,158	3,247,840	3,825,457	1,525,423	3,639,100	1,240,227
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,793,759	$3,211,457	$3,411,438	$1,583,453	$3,953,221	$1,200,559

	Mid-Cap	Mid-Cap	Mid-Cap	Small-Cap	Small-Cap	Small-Cap
	Equity	Growth	Value	Equity	Growth	Index
	Class I	Class I	Class I	Class I	Class I	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	71,886	127,558	64,176	45,238	64,878	114,048
Administrative fees	15,545	28,286	13,225	9,960	14,224	28,624
Total Expenses	87,431	155,844	77,401	55,198	79,102	142,672
Net Investment Income (Loss)	(87,431)	(155,844)	(77,401)	(55,198)	(79,102)	(142,672)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	34,000	274,234	(27,109)	34	103,944	(126,482)
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	34,000	274,234	(27,109)	34	103,944	(126,482)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	944,070	1,935,196	948,603	680,546	704,130	2,111,788
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$890,639	$2,053,586	$844,093	$625,382	$728,972	$1,842,634

See Notes to Financial Statements	SA-18

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2023

	Variable Accounts
	Small-Cap		Value	Emerging	International	International
	Value	Value	Advantage	Markets	Growth	Large-Cap
	Class I	Class I	Class I	Class I	Class I	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	51,682	34,339	44,523	66,822	829	77,183
Administrative fees	10,953	6,846	8,874	14,100	240	16,557
Total Expenses	62,635	41,185	53,397	80,922	1,069	93,740
Net Investment Income (Loss)	(62,635)	(41,185)	(53,397)	(80,922)	(1,069)	(93,740)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	10,698	33,621	2,053	2,798	(372)	460,105
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	10,698	33,621	2,053	2,798	(372)	460,105
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	351,216	87,319	377,501	513,562	22,728	875,951
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$299,279	$79,755	$326,157	$435,438	$21,287	$1,242,316

	International	International	Health	Real		ESG
	Small-Cap	Value	Sciences	Estate	Technology	Diversified
	Class I	Class I	Class I	Class I	Class I	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	15,910	50,596	283,229	66,931	177,387	16,582
Administrative fees	3,061	10,069	62,598	14,027	40,613	4,379
Total Expenses	18,971	60,665	345,827	80,958	218,000	20,961
Net Investment Income (Loss)	(18,971)	(60,665)	(345,827)	(80,958)	(218,000)	(20,961)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	63,509	68,860	1,582,613	81,948	189,124	(83,744)
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	63,509	68,860	1,582,613	81,948	189,124	(83,744)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	161,469	742,599	(788,853)	654,864	7,051,373	335,935
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$206,007	$750,794	$447,933	$655,854	$7,022,497	$231,230

See Notes to Financial Statements	SA-19

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2023

	Variable Accounts
				Pacific	Pacific
	ESG	PSF Avantis	PSF Avantis	Dynamix -	Dynamix -	Pacific
	Diversified	Balanced	Balanced	Conservative	Moderate	Dynamix -
	Growth	Allocation	Allocation	Growth	Growth	Growth
	Class I	Class D	Class P	Class I	Class I	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	1,340	135,564	194	423,830	1,458,587	1,536,285
Administrative fees	330	34,572	388	93,659	328,911	380,527
Total Expenses	1,670	170,136	582	517,489	1,787,498	1,916,812
Net Investment Income (Loss)	(1,670)	(170,136)	(582)	(517,489)	(1,787,498)	(1,916,812)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(157)	(29,893)	153	1,021,341	2,662,393	(1,053,965)
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(157)	(29,893)	153	1,021,341	2,662,393	(1,053,965)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	21,828	1,925,723	17,158	3,528,057	17,262,168	25,627,837
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$20,001	$1,725,694	$16,729	$4,031,909	$18,137,063	$22,657,060

			Portfolio			Portfolio
	Pacific	Portfolio	Optimization	Portfolio	Portfolio	Optimization
	Dynamix -	Optimization	Moderate-	Optimization	Optimization	Aggressive-
	Growth	Conservative	Conservative	Moderate	Growth	Growth
	Class P	Class I	Class I	Class I	Class I	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	43	803,092	1,283,182	4,975,864	4,154,423	1,103,078
Administrative fees	87	149,452	226,976	872,182	719,486	183,100
Total Expenses	130	952,544	1,510,158	5,848,046	4,873,909	1,286,178
Net Investment Income (Loss)	(130)	(952,544)	(1,510,158)	(5,848,046)	(4,873,909)	(1,286,178)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	50	3,345,776	5,220,472	20,525,133	20,303,334	3,769,762
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	50	3,345,776	5,220,472	20,525,133	20,303,334	3,769,762
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	4,579	2,554,366	5,206,731	28,870,276	21,175,623	7,858,800
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,499	$4,947,598	$8,917,045	$43,547,363	$36,605,048	$10,342,384

See Notes to Financial Statements	SA-20

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2023

	Variable Accounts
	Invesco
	Oppenheimer	Invesco V.I.	Invesco V.I.	Invesco V.I.
	V.I. International	Balanced-Risk	Equity and	Global	Invesco V.I.	Invesco V.I.
	Growth	Allocation	Income	Real Estate	Global	Technology
	Series II	Series II	Series II	Series II	Series II	Series I
INVESTMENT INCOME
Dividends	$2,504	$-	$38,119	$15,734	$-	$-
EXPENSES
Mortality and expense risk	7,640	199,120	20,169	8,237	17,139	22
Administrative fees	1,886	43,261	4,652	2,985	3,667	44
Total Expenses	9,526	242,381	24,821	11,222	20,806	66
Net Investment Income (Loss)	(7,022)	(242,381)	13,298	4,512	(20,806)	(66)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(131,933)	(1,542,145)	(21,736)	(25,546)	(103,536)	(175)
Capital gain distributions	-	-	115,728	-	200,846	-
Realized Gain (Loss) on Investments	(131,933)	(1,542,145)	93,992	(25,546)	97,310	(175)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	264,995	2,670,350	78,363	119,194	376,991	5,796
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$126,040	$885,824	$185,653	$98,160	$453,495	$5,555

			American
	American	American	Funds	American	American	American
	Century	Century	IS American	Funds	Funds	Funds
	Inflation	VP Mid Cap	High-Income	IS Asset	IS Asset	IS Capital
	Protection	Value	Trust	Allocation	Allocation	Income Builder
	Class I (1)	Class II	Class 4	Class 1	Class 4	Class 1 (2)
INVESTMENT INCOME
Dividends	$1,189	$107,841	$214,872	$3,222	$4,169,686	$164
EXPENSES
Mortality and expense risk	33	51,836	29,291	194	2,338,678	12
Administrative fees	67	11,612	7,083	387	494,554	24
Total Expenses	100	63,448	36,374	581	2,833,232	36
Net Investment Income (Loss)	1,089	44,393	178,498	2,641	1,336,454	128
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(15)	(59,586)	(52,469)	(33)	(146,073)	104
Capital gain distributions	-	545,240	-	4,956	8,330,033	-
Realized Gain (Loss) on Investments	(15)	485,654	(52,469)	4,923	8,183,960	104
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(81)	(270,430)	209,935	9,720	15,323,588	-
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$993	$259,617	$335,964	$17,284	$24,844,002	$232

(1)	Operations commenced or resumed during 2023 (See Financial Highlights for commencement date of operations).
(2)	Operations commenced or resumed during 2023 and all units were fully redeemed or transferred prior to December 31, 2023 (See Financial Highlights for commencement date of operations and date of full redemption).

See Notes to Financial Statements	SA-21

SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2023

	Variable Accounts
			American
			Funds
	American	American	IS Capital	American	American	American
	Funds	Funds	World	Funds	Funds	Funds
	IS Capital	IS Capital	Growth and	IS Global	IS Global	IS Global Small
	Income Builder	World Bond	Income	Balanced	Growth	Capitalization
	Class 4	Class 4	Class 4	Class 4	Class 4	Class 4
INVESTMENT INCOME
Dividends	$134,006	$-	$49,868	$56,423	$40,424	$404
EXPENSES
Mortality and expense risk	49,221	8,203	28,624	36,609	57,369	14,225
Administrative fees	11,634	2,183	6,465	8,881	12,696	3,285
Total Expenses	60,855	10,386	35,089	45,490	70,065	17,510
Net Investment Income (Loss)	73,151	(10,386)	14,779	10,933	(29,641)	(17,106)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(33,050)	(41,255)	(171,679)	(53,950)	(22,119)	(325,787)
Capital gain distributions	-	-	-	462,113	429,996	20,298
Realized Gain (Loss) on Investments	(33,050)	(41,255)	(171,679)	408,163	407,877	(305,489)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	317,927	93,878	649,068	18,691	659,758	524,113
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$358,028	$42,237	$492,168	$437,787	$1,037,994	$201,518

						American
			American	American		Funds
	American	American	Funds	Funds	American	IS International
	Funds	Funds	IS Growth-	IS Growth-	Funds	Growth and
	IS Growth	IS Growth	Income	Income	IS International	Income
	Class 1	Class 4	Class 1	Class 4	Class 4	Class 1 (1)
INVESTMENT INCOME
Dividends	$791	$59,511	$998	$187,230	$34,159	$386
EXPENSES
Mortality and expense risk	136	368,651	62	170,546	26,598	13
Administrative fees	273	79,309	123	38,949	6,886	27
Total Expenses	409	447,960	185	209,495	33,484	40
Net Investment Income (Loss)	382	(388,449)	813	(22,265)	675	346
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	689	(1,292,071)	4	30,569	(107,136)	(4)
Capital gain distributions	3,764	1,937,945	1,052	878,774	-	-
Realized Gain (Loss) on Investments	4,453	645,874	1,056	909,343	(107,136)	(4)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	32,081	10,194,813	7,294	2,627,385	525,295	437
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$36,916	$10,452,238	$9,163	$3,514,463	$418,834	$779

(1)	Operations commenced or resumed during 2023 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-22

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2023

	Variable Accounts
		American	American
	American	Funds	Funds			American
	Funds	IS Managed	IS Managed	American	American	Funds
	IS International	Risk	Risk	Funds IS	Funds IS	IS The Bond
	Growth and	Asset	Asset	New World	New World	Fund
	Income	Allocation	Allocation	Fund	Fund	of America
	Class 4	Class P1 (1)	Class P2	Class 1 (2)	Class 4	Class 1
INVESTMENT INCOME
Dividends	$38,216	$268	$262,231	$1,798	$37,646	$3,868
EXPENSES
Mortality and expense risk	18,182	11	145,821	64	30,057	129
Administrative fees	4,017	22	34,791	129	7,046	259
Total Expenses	22,199	33	180,612	193	37,103	388
Net Investment Income (Loss)	16,017	235	81,619	1,605	543	3,480
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(427,374)	(1,053)	(189,008)	(20)	(60,527)	(94)
Capital gain distributions	-	1,453	1,675,648	-	-	-
Realized Gain (Loss) on Investments	(427,374)	400	1,486,640	(20)	(60,527)	(94)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	634,977	-	(328,151)	6,474	471,439	2,306
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$223,620	$635	$1,240,108	$8,059	$411,455	$5,692

	American	American	American	American
	Funds	Funds IS	Funds IS	Funds
	IS The Bond	U.S.	U.S.	IS Washington	BlackRock	BlackRock
	Fund	Government	Government	Mutual	60/40 Target	Capital
	of America	Securities	Securities	Investors	Allocation ETF	Appreciation
	Class 4	Class 1 (2)	Class 4	Class 4	V.I. Class I	V.I. Class III
INVESTMENT INCOME
Dividends	$223,091	$1,581	$81,408	$188,938	$436,799	$-
EXPENSES
Mortality and expense risk	57,383	32	21,005	114,498	190,006	3,746
Administrative fees	14,609	64	5,098	25,862	46,339	833
Total Expenses	71,992	96	26,103	140,360	236,345	4,579
Net Investment Income (Loss)	151,099	1,485	55,305	48,578	200,454	(4,579)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(212,608)	(599)	(226,721)	(260,336)	(270,034)	(12,424)
Capital gain distributions	-	-	-	103,674	-	30,958
Realized Gain (Loss) on Investments	(212,608)	(599)	(226,721)	(156,662)	(270,034)	18,534
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	291,932	(165)	238,910	1,745,876	2,749,253	199,809
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$230,423	$721	$67,494	$1,637,792	$2,679,673	$213,764

(1)	Operations commenced or resumed during 2023 and all units were fully redeemed or transferred prior to December 31, 2023 (See Financial Highlights for commencement date of operations and date of full redemption).
(2)	Operations commenced or resumed during 2023 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-23

SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2023

	Variable Accounts
	BlackRock		BlackRock	Delaware Ivy		DFA VA
	Global	BlackRock	Small Cap	VIP Asset	Delaware Ivy	Global Bond
	Allocation	S&P 500 Index	Index	Strategy	VIP Energy	Institutional
	V.I. Class III	V.I. Class I	V.I. Class I	Class II	Class II	Class (1)
INVESTMENT INCOME
Dividends	$2,208,950	$862	$2,653	$68,796	$124,117	$1,405
EXPENSES
Mortality and expense risk	973,330	188	182	22,434	33,594	11
Administrative fees	202,730	188	273	5,660	8,058	21
Total Expenses	1,176,060	376	455	28,094	41,652	32
Net Investment Income (Loss)	1,032,890	486	2,198	40,702	82,465	1,373
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(1,733,984)	96	(43)	(93,729)	127,758	(2)
Capital gain distributions	-	2,535	4,946	-	-	-
Realized Gain (Loss) on Investments	(1,733,984)	2,631	4,903	(93,729)	127,758	(2)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	10,140,269	11,032	15,315	373,388	(163,903)	(977)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,439,175	$14,149	$22,416	$320,361	$46,320	$394

	DFA VA	DFA VA	DFA VA
	International	Short-Term	US Large	Fidelity VIP
	Value	Fixed	Value	Consumer	Fidelity VIP	Fidelity VIP
	Institutional	Institutional	Institutional	Discretionary	Contrafund	Contrafund
	Class (1)	Class (1)	Class	Initial Class (1)	Initial Class (1)	Service Class 2
INVESTMENT INCOME
Dividends	$1,618	$4,207	$6,462	$36	$226	$100,107
EXPENSES
Mortality and expense risk	13	74	189	17	38	392,181
Administrative fees	25	149	377	35	76	93,248
Total Expenses	38	223	566	52	114	485,429
Net Investment Income (Loss)	1,580	3,984	5,896	(16)	112	(385,322)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(2)	(12)	(27)	2	350	(464,691)
Capital gain distributions	323	-	3,939	-	1,230	1,411,409
Realized Gain (Loss) on Investments	321	(12)	3,912	2	1,580	946,718
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	996	(1,637)	20,433	8,123	4,150	9,955,347
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,897	$2,335	$30,241	$8,109	$5,842	$10,516,743

(1)	Operations commenced or resumed during 2023 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-24

SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2023

	Variable Accounts
	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP		Fidelity VIP
	Funds	Funds	Government	Government	Fidelity VIP	Investment
	Manager 60%	Manager 60%	Money Market	Money Market	Index 500	Grade Bond
	Investor Class (1)	Service Class 2	Initial Class (1)	Service Class	Initial Class (1)	Initial Class (1)
INVESTMENT INCOME
Dividends	$136,279	$888,856	$39,952	$1,365,059	$556	$6,156
EXPENSES
Mortality and expense risk	13,313	414,223	1,949	324,829	26	138
Administrative fees	4,438	96,454	2,390	68,907	52	276
Total Expenses	17,751	510,677	4,339	393,736	78	414
Net Investment Income (Loss)	118,528	378,179	35,613	971,323	478	5,742
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(720)	(1,210,347)	-	-	6	(30)
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(720)	(1,210,347)	-	-	6	(30)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	301,476	5,675,995	-	-	2,937	3,378
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$419,284	$4,843,827	$35,613	$971,323	$3,421	$9,090

				First
				Trust/Dow
	Fidelity VIP	First Trust	First Trust	Jones Dividend &
	Strategic	Dorsey Wright	Multi Income	Income	Franklin	Franklin
	Income	Tactical Core	Allocation	Allocation	Allocation	Allocation
	Service Class 2	Class I	Class I	Class I	VIP Class 2	VIP Class 4
INVESTMENT INCOME
Dividends	$284,147	$41,782	$36,643	$1,084,608	$2,395	$153,774
EXPENSES
Mortality and expense risk	65,719	21,463	11,961	505,401	1,318	135,083
Administrative fees	15,019	4,682	2,753	114,149	247	27,381
Total Expenses	80,738	26,145	14,714	619,550	1,565	162,464
Net Investment Income (Loss)	203,409	15,637	21,929	465,058	830	(8,690)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(65,639)	(10,454)	(30,526)	(585,615)	(2,022)	(772,121)
Capital gain distributions	-	-	32,269	830,292	2,780	190,883
Realized Gain (Loss) on Investments	(65,639)	(10,454)	1,743	244,677	758	(581,238)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	333,098	176,776	59,857	3,484,477	19,556	2,108,474
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$470,868	$181,959	$83,529	$4,194,212	$21,144	$1,518,546

(1)	Operations commenced or resumed during 2023 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-25

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2023

	Variable Accounts
		Franklin	Franklin	Franklin		Janus
	Franklin	Mutual Global	Rising	Rising	Templeton	Henderson
	Income	Discovery	Dividends	Dividends	Global Bond	Balanced
	VIP Class 2	VIP Class 2	VIP Class 1	VIP Class 2	VIP Class 2	Service Shares
INVESTMENT INCOME
Dividends	$597,810	$96,683	$167	$118,048	$-	$7,977,276
EXPENSES
Mortality and expense risk	112,677	38,234	22	122,932	38,599	4,410,406
Administrative fees	27,456	8,123	45	29,086	8,931	1,052,695
Total Expenses	140,133	46,357	67	152,018	47,530	5,463,101
Net Investment Income (Loss)	457,677	50,326	100	(33,970)	(47,530)	2,514,175
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(139,612)	(61,333)	(14)	(3,301)	(271,743)	(2,775,722)
Capital gain distributions	724,737	210,406	1,515	1,354,809	-	-
Realized Gain (Loss) on Investments	585,125	149,073	1,501	1,351,508	(271,743)	(2,775,722)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(249,406)	515,403	109	(27,807)	365,624	56,990,468
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$793,396	$714,802	$1,710	$1,289,731	$46,351	$56,728,921

					MFS
	Janus	ClearBridge	Lord Abbett		Massachusetts	MFS
	Henderson	Variable	Bond	Lord Abbett	Investors	Total Return
	Flexible Bond	Aggressive	Debenture	Total Return	Growth Stock -	Series -
	Service Shares	Growth - Class II	Class VC	Class VC	Service Class	Service Class
INVESTMENT INCOME
Dividends	$93,256	$475	$251,479	$220,378	$289	$689,459
EXPENSES
Mortality and expense risk	25,590	7,875	46,148	43,793	3,789	369,301
Administrative fees	6,056	1,773	11,002	10,734	880	89,802
Total Expenses	31,646	9,648	57,150	54,527	4,669	459,103
Net Investment Income (Loss)	61,610	(9,173)	194,329	165,851	(4,380)	230,356
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(92,794)	(130,860)	(123,305)	(198,272)	3,309	(450,238)
Capital gain distributions	-	77,532	-	-	31,235	1,645,587
Realized Gain (Loss) on Investments	(92,794)	(53,328)	(123,305)	(198,272)	34,544	1,195,349
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	131,420	219,509	176,810	295,381	91,022	1,842,046
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$100,236	$157,008	$247,834	$262,960	$121,186	$3,267,751

See Notes to Financial Statements	SA-26

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2023

	Variable Accounts
				Neuberger
				Berman		PIMCO
	MFS	MFS	MFS	U.S. Equity Index		Commodity-
	Utilities	Utilities	Value	PutWrite	PIMCO All	RealReturn
	Series -	Series -	Series -	Strategy	Asset -	Strategy -
	Initial Class (1)	Service Class	Service Class	Class S	Advisor Class	Advisor Class
INVESTMENT INCOME
Dividends	$515	$161,480	$11,482	$-	$5,406	$240,327
EXPENSES
Mortality and expense risk	12	49,062	5,424	1,557	2,304	16,235
Administrative fees	25	11,301	1,218	393	529	3,360
Total Expenses	37	60,363	6,642	1,950	2,833	19,595
Net Investment Income (Loss)	478	101,117	4,840	(1,950)	2,573	220,732
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(30)	(62,633)	5,111	(3,127)	(24,524)	(102,771)
Capital gain distributions	797	270,860	57,555	-	-	-
Realized Gain (Loss) on Investments	767	208,227	62,666	(3,127)	(24,524)	(102,771)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(1,137)	(494,926)	(13,905)	25,834	34,221	(269,077)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$108	$(185,582)	$53,601	$20,757	$12,270	$(151,116)

	PIMCO
	Emerging
	Markets		PIMCO	PIMCO
	Bond -	PIMCO	Low Duration -	Total Return -	Schwab
	Institutional	Income -	Institutional	Institutional	S&P 500	Schwab
	Class (1)	Advisor Class	Class (2)	Class	Index (1)	VIT Balanced
INVESTMENT INCOME
Dividends	$299	$115,951	$623	$2,901	$621	$78,612
EXPENSES
Mortality and expense risk	7	18,408	24	116	78	14,744
Administrative fees	15	5,181	49	231	156	10,532
Total Expenses	22	23,589	73	347	234	25,276
Net Investment Income (Loss)	277	92,362	550	2,554	387	53,336
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(3)	(39,751)	(108)	(29)	17	17,347
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(3)	(39,751)	(108)	(29)	17	17,347
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	412	103,263	-	3,780	17,426	396,308
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$686	$155,874	$442	$6,305	$17,830	$466,991

(1)	Operations commenced or resumed during 2023 (See Financial Highlights for commencement date of operations).
(2)	Operations commenced or resumed during 2023 and all units were fully redeemed or transferred prior to December 31, 2023 (See Financial Highlights for commencement date of operations and date of full redemption).

See Notes to Financial Statements	SA-27

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2023

	Variable Accounts
						VanEck VIP
	Schwab		State Street	T. Rowe Price	T. Rowe Price	Global
	VIT Balanced	Schwab	Total Return	Blue Chip	Health	Resources
	with Growth	VIT Growth	V.I.S. Class 3	Growth - I (1)	Sciences - I	Class S
INVESTMENT INCOME
Dividends	$123,542	$59,125	$307,952	$-	$-	$26,766
EXPENSES
Mortality and expense risk	25,889	13,159	163,303	229	32	12,366
Administrative fees	18,492	9,399	30,776	458	63	2,766
Total Expenses	44,381	22,558	194,079	687	95	15,132
Net Investment Income (Loss)	79,161	36,567	113,873	(687)	(95)	11,634
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	54,537	39,121	(325,190)	-	(5)	98,179
Capital gain distributions	-	-	-	-	1,590	-
Realized Gain (Loss) on Investments	54,537	39,121	(325,190)	-	1,585	98,179
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	852,852	497,440	2,124,200	38,258	1,263	(157,603)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$986,550	$573,128	$1,912,883	$37,571	$2,753	($47,790)

		Vanguard VIF	Vanguard VIF	Vanguard VIF	Vanguard VIF	Vanguard VIF
	Vanguard VIF	Capital	Conservative	Diversified	Equity	Equity
	Balanced	Growth (1)	Allocation	Value (1)	Income (1)	Index (1)
INVESTMENT INCOME
Dividends	$30,766	$-	$2,506	$-	$-	$-
EXPENSES
Mortality and expense risk	2,713	38	608	1,099	144	27
Administrative fees	4,970	75	801	1,099	288	55
Total Expenses	7,683	113	1,409	2,198	432	82
Net Investment Income (Loss)	23,083	(113)	1,097	(2,198)	(432)	(82)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(1,395)	4	59,041	296	(26)	11
Capital gain distributions	59,622	-	3,243	-	-	-
Realized Gain (Loss) on Investments	58,227	4	62,284	296	(26)	11
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	136,067	14,082	(7,751)	80,428	12,275	8,345
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$217,377	$13,973	$55,630	$78,526	$11,817	$8,274

(1)	Operations commenced or resumed during 2023 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-28

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2023

	Variable Accounts
						Vanguard VIF
	Vanguard VIF		Vanguard VIF	Vanguard VIF	Vanguard VIF	Short-Term
	High Yield	Vanguard VIF	Mid-Cap	Moderate	Real Estate	Investment-
	Bond (1)	International (1)	Index (1)	Allocation (1)	Index	Grade (1)
INVESTMENT INCOME
Dividends	$-	$-	$-	$16,186	$301	$-
EXPENSES
Mortality and expense risk	17	24	118	2,070	66	68
Administrative fees	33	48	237	2,070	131	137
Total Expenses	50	72	355	4,140	197	205
Net Investment Income (Loss)	(50)	(72)	(355)	12,046	104	(205)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	1	2	(22)	(340)	(114)	5
Capital gain distributions	-	-	-	25,797	567	-
Realized Gain (Loss) on Investments	1	2	(22)	25,457	453	5
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	2,421	7,413	19,243	31,024	13,802	3,660
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,372	$7,343	$18,866	$68,527	$14,359	$3,460

		Vanguard VIF
		Total
	Vanguard VIF	International	Vanguard VIF
	Total Bond	Stock Market	Total Stock
	Market Index (1)	Index	Market Index (1)
INVESTMENT INCOME
Dividends	$-	$966	$-
EXPENSES
Mortality and expense risk	92	281	165
Administrative fees	184	461	329
Total Expenses	276	742	494
Net Investment Income (Loss)	(276)	224	(494)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(69)	(26)	1,152
Capital gain distributions	-	404	-
Realized Gain (Loss) on Investments	(69)	378	1,152
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	16,963	55,391	50,744
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$16,618	$55,993	$51,402

(1)	Operations commenced or resumed during 2023 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-29

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023	2022

	Core Income		Diversified Bond		Floating Rate Income
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(18,720)	$(16,922)	$(110,356)	$(121,827)	$(131,571)	$(127,054)
Realized gain (loss) on investments	(13,839)	(15,462)	(97,509)	(263,766)	165,006	(26,441)
Change in net unrealized appreciation (depreciation) on investments	118,216	(163,681)	423,542	(1,928,623)	1,154,556	(133,334)
Net Increase (Decrease) in Net Assets Resulting from Operations	85,657	(196,065)	215,677	(2,314,216)	1,187,991	(286,829)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	124,999	158,382	260,163	690,971	399,728	867,915
Transfers between variable and fixed accounts, net	(20,307)	112,839	649,343	(258,744)	83,089	884,194
Contract benefits and terminations	(77,297)	(81,224)	(1,081,149)	(1,721,326)	(1,422,057)	(1,166,842)
Contract charges and deductions	(42)	(38)	(13,910)	(14,651)	(8,090)	(8,054)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	277	237	274	191
Other	(6)	(85)	427	79	(53)	116
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	27,347	189,874	(184,849)	(1,303,434)	(947,109)	577,520
NET INCREASE (DECREASE) IN NET ASSETS	113,004	(6,191)	30,828	(3,617,650)	240,882	290,691
NET ASSETS
Beginning of Year	1,380,430	1,386,621	9,149,061	12,766,711	9,839,259	9,548,568
End of Year	$1,493,434	$1,380,430	$9,179,889	$9,149,061	$10,080,141	$9,839,259

	Floating Rate Income		High Yield Bond		Inflation Managed
	Class P (1)		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(33)		$(90,206)	$(98,865)	$(107,137)	$(116,241)
Realized gain (loss) on investments	907		147,177	38,715	(90,180)	(125,576)
Change in net unrealized appreciation (depreciation) on investments	-		621,453	(895,818)	377,230	(1,038,838)
Net Increase (Decrease) in Net Assets Resulting from Operations	874		678,424	(955,968)	179,913	(1,280,655)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	12,602		110,417	464,088	196,937	1,048,853
Transfers between variable and fixed accounts, net	(13,387)		232,038	259,966	(221,238)	1,008,929
Contract benefits and terminations	(89)		(813,407)	(1,123,195)	(1,176,500)	(796,146)
Contract charges and deductions	-		(15,705)	(16,256)	(10,152)	(9,993)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-		1	-	241	209
Other	-		(518)	34	84	(173)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(874)		(487,174)	(415,363)	(1,210,628)	1,251,679
NET INCREASE (DECREASE) IN NET ASSETS	-		191,250	(1,371,331)	(1,030,715)	(28,976)
NET ASSETS
Beginning of Year or Period	-		6,565,913	7,937,244	8,847,430	8,876,406
End of Year or Period	$-		$6,757,163	$6,565,913	$7,816,715	$8,847,430

(1)	Operations commenced or resumed during 2023 and all units were fully redeemed or transferred prior to December 31, 2023 (See Financial Highlights for commencement date of operations and date of full redemption).

See Notes to Financial Statements	SA-30

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
		Year/Period
	Year Ended	Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023	2022

	Intermediate Bond		Managed Bond		Short Duration Bond
	Class I (1)		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(3,489)	$(936)	$(128,998)	$(153,318)	$(141,353)	$(148,432)
Realized gain (loss) on investments	(395)	(831)	95,356	364,192	(24,181)	(85,056)
Change in net unrealized appreciation (depreciation) on investments	20,501	(1,503)	507,737	(2,242,707)	620,913	(544,493)
Net Increase (Decrease) in Net Assets Resulting from Operations	16,617	(3,270)	474,095	(2,031,833)	455,379	(777,981)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	50,652	178,871	307,061	311,007	671,329	846,081
Transfers between variable and fixed accounts, net	91,079	87,141	673,047	(574,460)	(472,039)	(449,863)
Contract benefits and terminations	(6,549)	(164)	(1,402,331)	(2,094,557)	(911,819)	(1,042,142)
Contract charges and deductions	(664)	(75)	(21,215)	(22,079)	(17,058)	(18,040)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	288	243	(3,008)	326
Other	(6)	(11)	(147)	293	18	99
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	134,512	265,762	(443,297)	(2,379,553)	(732,577)	(663,539)
NET INCREASE (DECREASE) IN NET ASSETS	151,129	262,492	30,798	(4,411,386)	(277,198)	(1,441,520)
NET ASSETS
Beginning of Year or Period	262,492	-	9,682,214	14,093,600	12,741,093	14,182,613
End of Year or Period	$413,621	$262,492	$9,713,012	$9,682,214	$12,463,895	$12,741,093

	Emerging Markets Debt		Dividend Growth		Equity Index
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(20,183)	$(23,258)	$(361,617)	$(338,684)	$(1,691,064)	$(1,703,897)
Realized gain (loss) on investments	(12,785)	(55,387)	30,422	(134,036)	3,219,480	(1,179,375)
Change in net unrealized appreciation (depreciation) on investments	191,075	(144,998)	3,635,357	(2,753,304)	28,339,429	(27,762,138)
Net Increase (Decrease) in Net Assets Resulting from Operations	158,107	(223,643)	3,304,162	(3,226,024)	29,867,845	(30,645,410)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	118,621	8,003	1,232,397	2,813,092	4,915,128	10,043,791
Transfers between variable and fixed accounts, net	(57,262)	(140,952)	1,790,206	2,686,939	(1,166,492)	3,868,866
Contract benefits and terminations	(147,108)	(152,515)	(3,634,932)	(1,946,507)	(18,688,503)	(10,340,176)
Contract charges and deductions	(3,336)	(3,530)	(21,690)	(22,735)	(17,598)	(17,756)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	(678)	(1)	-	-
Other	10	56	842	5,508	(3,296)	21,877
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(89,075)	(288,938)	(633,855)	3,536,296	(14,960,761)	3,576,602
NET INCREASE (DECREASE) IN NET ASSETS	69,032	(512,581)	2,670,307	310,272	14,907,084	(27,068,808)
NET ASSETS
Beginning of Year	1,484,596	1,997,177	28,435,757	28,125,485	130,003,246	157,072,054
End of Year	$1,553,628	$1,484,596	$31,106,064	$28,435,757	$144,910,330	$130,003,246

(1)	Operations commenced or resumed during 2022 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-31

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023	2022

	Focused Growth		Growth		Hedged Equity
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(161,993)	$(157,156)	$(136,841)	$(134,654)	$(322,376)	$(131,804)
Realized gain (loss) on investments	54,594	(92,752)	100,458	(188,696)	(91,643)	(127,287)
Change in net unrealized appreciation (depreciation) on investments	3,901,158	(5,531,395)	3,247,840	(4,101,682)	3,825,457	(281,352)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,793,759	(5,781,303)	3,211,457	(4,425,032)	3,411,438	(540,443)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	368,023	461,909	299,896	1,134,086	8,142,443	6,469,296
Transfers between variable and fixed accounts, net	429,760	(631,390)	798,963	(169,384)	8,625,043	8,471,755
Contract benefits and terminations	(743,243)	(860,238)	(1,285,216)	(735,215)	(1,898,742)	(735,273)
Contract charges and deductions	(4,259)	(3,954)	(7,138)	(7,061)	(241,860)	(107,120)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	(1)	-	-	-	-
Other	522	(94)	(2,709)	337	2,364	4,918
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	50,803	(1,033,768)	(196,204)	222,763	14,629,248	14,103,576
NET INCREASE (DECREASE) IN NET ASSETS	3,844,562	(6,815,071)	3,015,253	(4,202,269)	18,040,686	13,563,133
NET ASSETS
Beginning of Year	10,550,365	17,365,436	9,695,403	13,897,672	19,383,117	5,819,984
End of Year	$14,394,927	$10,550,365	$12,710,656	$9,695,403	$37,423,803	$19,383,117

	Large-Cap Core		Large-Cap Growth		Large-Cap Value
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(90,389)	$(94,392)	$(142,801)	$(144,602)	$(113,576)	$(109,667)
Realized gain (loss) on investments	148,419	41,200	456,922	293,107	73,908	(18,657)
Change in net unrealized appreciation (depreciation) on investments	1,525,423	(1,788,373)	3,639,100	(6,241,503)	1,240,227	(568,822)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,583,453	(1,841,565)	3,953,221	(6,092,998)	1,200,559	(697,146)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	343,515	173,719	805,485	901,965	292,464	707,901
Transfers between variable and fixed accounts, net	163,005	(58,147)	231,137	(342,374)	104,027	627,186
Contract benefits and terminations	(598,348)	(262,010)	(1,752,380)	(1,171,167)	(890,804)	(967,982)
Contract charges and deductions	(6,603)	(6,147)	(3,263)	(3,251)	(12,695)	(12,958)
Adjustments to net assets allocated to contracts in payout (annuitization) period	267	209	-	-	-	-
Other	(208)	(74)	(221)	387	(429)	(1,720)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(98,372)	(152,450)	(719,242)	(614,440)	(507,437)	352,427
NET INCREASE (DECREASE) IN NET ASSETS	1,485,081	(1,994,015)	3,233,979	(6,707,438)	693,122	(344,719)
NET ASSETS
Beginning of Year	6,198,639	8,192,654	9,518,997	16,226,435	9,203,853	9,548,572
End of Year	$7,683,720	$6,198,639	$12,752,976	$9,518,997	$9,896,975	$9,203,853

See Notes to Financial Statements	SA-32

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023	2022

	Mid-Cap Equity		Mid-Cap Growth		Mid-Cap Value
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(87,431)	$(92,123)	$(155,844)	$(162,654)	$(77,401)	$(72,052)
Realized gain (loss) on investments	34,000	(77,003)	274,234	(4,548)	(27,109)	(44,202)
Change in net unrealized appreciation (depreciation) on investments	944,070	(1,269,384)	1,935,196	(5,185,116)	948,603	(460,501)
Net Increase (Decrease) in Net Assets Resulting from Operations	890,639	(1,438,510)	2,053,586	(5,352,318)	844,093	(576,755)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	162,467	434,323	380,623	474,411	360,607	220,294
Transfers between variable and fixed accounts, net	(262,434)	258,977	26,140	(130,102)	1,094,134	(873,225)
Contract benefits and terminations	(669,009)	(256,728)	(1,170,793)	(694,086)	(668,890)	(318,207)
Contract charges and deductions	(8,589)	(8,612)	(11,448)	(11,159)	(7,591)	(7,986)
Adjustments to net assets allocated to contracts in payout (annuitization) period	78	64	(270)	-	-	-
Other	482	551	124	(93)	(977)	159
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(777,005)	428,575	(775,624)	(361,029)	777,283	(978,965)
NET INCREASE (DECREASE) IN NET ASSETS	113,634	(1,009,935)	1,277,962	(5,713,347)	1,621,376	(1,555,720)
NET ASSETS
Beginning of Year	6,832,953	7,842,888	11,524,789	17,238,136	5,312,416	6,868,136
End of Year	$6,946,587	$6,832,953	$12,802,751	$11,524,789	$6,933,792	$5,312,416

	Small-Cap Equity		Small-Cap Growth		Small-Cap Index
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(55,198)	$(38,428)	$(79,102)	$(85,100)	$(142,672)	$(135,009)
Realized gain (loss) on investments	34	(24,516)	103,944	26,890	(126,482)	(286,814)
Change in net unrealized appreciation (depreciation) on investments	680,546	(385,561)	704,130	(2,605,639)	2,111,788	(2,677,126)
Net Increase (Decrease) in Net Assets Resulting from Operations	625,382	(448,505)	728,972	(2,663,849)	1,842,634	(3,098,949)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,450,623	416,693	109,941	373,255	466,678	434,748
Transfers between variable and fixed accounts, net	868,336	469,590	317,140	(76,478)	1,879,874	876,751
Contract benefits and terminations	(643,469)	(156,900)	(666,137)	(412,392)	(1,162,640)	(1,018,546)
Contract charges and deductions	(1,759)	(1,950)	(6,235)	(6,128)	(2,821)	(2,880)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	(1)	(386)	-	46	39
Other	7,827	877	25	224	(1,321)	816
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	1,681,558	728,309	(245,652)	(121,519)	1,179,816	290,928
NET INCREASE (DECREASE) IN NET ASSETS	2,306,940	279,804	483,320	(2,785,368)	3,022,450	(2,808,021)
NET ASSETS
Beginning of Year	3,512,107	3,232,303	5,868,956	8,654,324	11,466,965	14,274,986
End of Year	$5,819,047	$3,512,107	$6,352,276	$5,868,956	$14,489,415	$11,466,965

See Notes to Financial Statements	SA-33

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023	2022

	Small-Cap Value		Value		Value Advantage
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(62,635)	$(66,843)	$(41,185)	$(46,656)	$(53,397)	$(60,198)
Realized gain (loss) on investments	10,698	144,888	33,621	(4,467)	2,053	(15,601)
Change in net unrealized appreciation (depreciation) on investments	351,216	(1,126,955)	87,319	(1,627)	377,501	(164,790)
Net Increase (Decrease) in Net Assets Resulting from Operations	299,279	(1,048,910)	79,755	(52,750)	326,157	(240,589)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	383,065	358,518	318,513	258,836	276,802	297,525
Transfers between variable and fixed accounts, net	(71,666)	31,762	(197,997)	620,273	(169,200)	328,820
Contract benefits and terminations	(528,172)	(418,875)	(320,513)	(275,759)	(631,880)	(300,446)
Contract charges and deductions	(4,532)	(4,611)	(6,243)	(6,904)	(1,151)	(1,083)
Adjustments to net assets allocated to contracts in payout (annuitization) period	(1)	(1)	(641)	-	-	-
Other	467	107	197	(155)	221	165
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(220,839)	(33,100)	(206,684)	596,291	(525,208)	324,981
NET INCREASE (DECREASE) IN NET ASSETS	78,440	(1,082,010)	(126,929)	543,541	(199,051)	84,392
NET ASSETS
Beginning of Year	4,982,963	6,064,973	3,604,670	3,061,129	4,489,853	4,405,461
End of Year	$5,061,403	$4,982,963	$3,477,741	$3,604,670	$4,290,802	$4,489,853

	Emerging Markets		International Growth		International Large-Cap
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(80,922)	$(78,473)	$(1,069)	$(619)	$(93,740)	$(96,401)
Realized gain (loss) on investments	2,798	(116,156)	(372)	(228)	460,105	34,890
Change in net unrealized appreciation (depreciation) on investments	513,562	(1,724,614)	22,728	(5,887)	875,951	(1,442,503)
Net Increase (Decrease) in Net Assets Resulting from Operations	435,438	(1,919,243)	21,287	(6,734)	1,242,316	(1,504,014)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	203,764	452,789	17,395	61,309	259,108	213,550
Transfers between variable and fixed accounts, net	734,128	418,253	157,654	363	(190,679)	(76,604)
Contract benefits and terminations	(574,582)	(723,360)	(740)	-	(1,086,459)	(486,292)
Contract charges and deductions	(11,973)	(12,128)	-	-	(22,862)	(23,131)
Adjustments to net assets allocated to contracts in payout (annuitization) period	1	-	-	-	(1,158)	183
Other	(68)	(791)	(5)	(5)	(833)	145
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	351,270	134,763	174,304	61,667	(1,042,883)	(372,149)
NET INCREASE (DECREASE) IN NET ASSETS	786,708	(1,784,480)	195,591	54,933	199,433	(1,876,163)
NET ASSETS
Beginning of Year	5,543,619	7,328,099	64,741	9,808	7,546,129	9,422,292
End of Year	$6,330,327	$5,543,619	$260,332	$64,741	$7,745,562	$7,546,129

See Notes to Financial Statements	SA-34

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023	2022

	International Small-Cap		International Value		Health Sciences
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(18,971)	$(19,729)	$(60,665)	$(61,941)	$(345,827)	$(371,771)
Realized gain (loss) on investments	63,509	14,580	68,860	124,319	1,582,613	349,602
Change in net unrealized appreciation (depreciation) on investments	161,469	(303,830)	742,599	(279,349)	(788,853)	(2,244,764)
Net Increase (Decrease) in Net Assets Resulting from Operations	206,007	(308,979)	750,794	(216,971)	447,933	(2,266,933)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	8,080	67,695	98,682	286,037	415,954	784,341
Transfers between variable and fixed accounts, net	37,128	(3,382)	454,889	(368,978)	(38,809)	189,469
Contract benefits and terminations	(240,545)	(75,093)	(587,459)	(695,934)	(2,940,041)	(2,338,260)
Contract charges and deductions	(5,124)	(5,216)	(15,937)	(16,731)	(12,623)	(13,195)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	(2)	250	177	-	-
Other	45	(12)	(440)	(398)	909	272
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(200,416)	(16,010)	(50,015)	(795,827)	(2,574,610)	(1,377,373)
NET INCREASE (DECREASE) IN NET ASSETS	5,591	(324,989)	700,779	(1,012,798)	(2,126,677)	(3,644,306)
NET ASSETS
Beginning of Year	1,425,344	1,750,333	4,094,109	5,106,907	27,867,227	31,511,533
End of Year	$1,430,935	$1,425,344	$4,794,888	$4,094,109	$25,740,550	$27,867,227

	Real Estate		Technology		ESG Diversified
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(80,958)	$(91,700)	$(218,000)	$(196,618)	$(20,961)	$(21,711)
Realized gain (loss) on investments	81,948	194,873	189,124	(371,290)	(83,744)	(6,021)
Change in net unrealized appreciation (depreciation) on investments	654,864	(2,321,115)	7,051,373	(6,981,774)	335,935	(316,341)
Net Increase (Decrease) in Net Assets Resulting from Operations	655,854	(2,217,942)	7,022,497	(7,549,682)	231,230	(344,073)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	129,581	280,632	589,104	1,230,227	126,662	181,785
Transfers between variable and fixed accounts, net	552,904	88,607	1,390,770	836,580	(353,391)	696,692
Contract benefits and terminations	(795,226)	(738,531)	(1,662,311)	(1,464,066)	(11,868)	(1,113)
Contract charges and deductions	(7,249)	(7,427)	(8,410)	(7,506)	(21,534)	(24,128)
Adjustments to net assets allocated to contracts in payout (annuitization) period	64	58	57	43	-	-
Other	93	(1,532)	(982)	1,383	22	(33)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(119,833)	(378,193)	308,228	596,661	(260,109)	853,203
NET INCREASE (DECREASE) IN NET ASSETS	536,021	(2,596,135)	7,330,725	(6,953,021)	(28,879)	509,130
NET ASSETS
Beginning of Year	5,786,859	8,382,994	13,198,996	20,152,017	1,884,148	1,375,018
End of Year	$6,322,880	$5,786,859	$20,529,721	$13,198,996	$1,855,269	$1,884,148

See Notes to Financial Statements	SA-35

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023	2022

	ESG Diversified Growth		PSF Avantis		PSF Avantis
	Class I		Balanced Allocation Class D		Balanced Allocation Class P (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(1,670)	$(1,252)	$(170,136)	$(162,103)	$(582)	$(36)
Realized gain (loss) on investments	(157)	(190)	(29,893)	(223,056)	153	(2)
Change in net unrealized appreciation (depreciation) on investments	21,828	(16,226)	1,925,723	(2,044,127)	17,158	(1,996)
Net Increase (Decrease) in Net Assets Resulting from Operations	20,001	(17,668)	1,725,694	(2,429,286)	16,729	(2,034)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	133,365	1,169,342	2,331,454	-	126,556
Transfers between variable and fixed accounts, net	(40)	95	(1,504)	(23,249)	-	-
Contract benefits and terminations	-	-	(739,676)	(997,020)	(1,297)	(89)
Contract charges and deductions	(8)	(8)	(140,582)	(117,347)	(1,581)	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(2)	(4)	(992)	(742)	(1)	-
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(50)	133,448	286,588	1,193,096	(2,879)	126,467
NET INCREASE (DECREASE) IN NET ASSETS	19,951	115,780	2,012,282	(1,236,190)	13,850	124,433
NET ASSETS
Beginning of Year or Period	123,553	7,773	13,598,087	14,834,277	124,433	-
End of Year or Period	$143,504	$123,553	$15,610,369	$13,598,087	$138,283	$124,433

	Pacific Dynamix -		Pacific Dynamix -		Pacific Dynamix -
	Conservative Growth Class I		Moderate Growth Class I		Growth Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(517,489)	$(554,520)	$(1,787,498)	$(1,856,136)	$(1,916,812)	$(1,438,088)
Realized gain (loss) on investments	1,021,341	655,831	2,662,393	1,772,655	(1,053,965)	(489,565)
Change in net unrealized appreciation (depreciation) on investments	3,528,057	(7,862,173)	17,262,168	(28,221,338)	25,627,837	(19,642,725)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,031,909	(7,760,862)	18,137,063	(28,304,819)	22,657,060	(21,570,378)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,527,562	2,369,372	8,235,428	10,732,956	31,134,484	36,940,428
Transfers between variable and fixed accounts, net	54,671	(72,305)	1,675,121	(1,892,852)	2,351,086	11,799,140
Contract benefits and terminations	(4,288,589)	(4,374,933)	(14,413,212)	(13,830,913)	(9,117,679)	(2,888,034)
Contract charges and deductions	(221,695)	(214,982)	(1,064,625)	(1,006,483)	(1,313,005)	(927,639)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	(29,629)	-	176	191
Other	291	(40)	(2,757)	(7,808)	(3,686)	2,421
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(2,927,760)	(2,292,888)	(5,599,674)	(6,005,100)	23,051,376	44,926,507
NET INCREASE (DECREASE) IN NET ASSETS	1,104,149	(10,053,750)	12,537,389	(34,309,919)	45,708,436	23,356,129
NET ASSETS
Beginning of Year	40,483,390	50,537,140	135,517,383	169,827,302	131,379,169	108,023,040
End of Year	$41,587,539	$40,483,390	$148,054,772	$135,517,383	$177,087,605	$131,379,169

(1)	Operations commenced or resumed during 2022 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-36

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
		Year/Period
	Year Ended	Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023	2022

	Pacific Dynamix -		Portfolio Optimization		Portfolio Optimization
	Growth Class P (1)		Conservative Class I		Moderate-Conservative Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(130)	$(60)	$(952,544)	$(1,106,480)	$(1,510,158)	$(1,679,719)
Realized gain (loss) on investments	50	4	3,345,776	204,725	5,220,472	4,238,166
Change in net unrealized appreciation (depreciation) on investments	4,579	411	2,554,366	(11,953,289)	5,206,731	(23,385,594)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,499	355	4,947,598	(12,855,044)	8,917,045	(20,827,147)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	27,014	1,779,422	874,652	2,248,585	1,519,868
Transfers between variable and fixed accounts, net	-	-	(630,396)	5,550,450	(385,205)	(215,729)
Contract benefits and terminations	(434)	(207)	(14,665,545)	(7,742,504)	(13,213,082)	(9,950,844)
Contract charges and deductions	-	-	(491,003)	(558,194)	(651,353)	(701,614)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	(13,935)	2,707	(27,679)	169
Other	(1)	(2)	13,517	(3,530)	843	(124)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(435)	26,805	(14,007,940)	(1,876,419)	(12,027,891)	(9,348,274)
NET INCREASE (DECREASE) IN NET ASSETS	4,064	27,160	(9,060,342)	(14,731,463)	(3,110,846)	(30,175,421)
NET ASSETS
Beginning of Year or Period	27,160	-	73,297,660	88,029,123	101,571,276	131,746,697
End of Year or Period	$31,224	$27,160	$64,237,318	$73,297,660	$98,460,430	$101,571,276

	Portfolio Optimization		Portfolio Optimization		Portfolio Optimization
	Moderate Class I		Growth Class I		Aggressive-Growth Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(5,848,046)	$(6,420,876)	$(4,873,909)	$(5,345,333)	$(1,286,178)	$(1,352,095)
Realized gain (loss) on investments	20,525,133	19,097,339	20,303,334	14,808,972	3,769,762	3,126,113
Change in net unrealized appreciation (depreciation) on investments	28,870,276	(95,701,893)	21,175,623	(81,594,798)	7,858,800	(20,210,350)
Net Increase (Decrease) in Net Assets Resulting from Operations	43,547,363	(83,025,430)	36,605,048	(72,131,159)	10,342,384	(18,436,332)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	3,396,063	4,312,696	1,908,241	3,092,082	347,291	551,241
Transfers between variable and fixed accounts, net	1,560,358	(3,832,426)	(645,074)	77,979	132,509	656,400
Contract benefits and terminations	(40,250,425)	(32,980,070)	(32,457,952)	(23,769,750)	(5,297,084)	(4,909,649)
Contract charges and deductions	(3,032,058)	(3,192,968)	(2,600,625)	(2,660,495)	(652,712)	(672,058)
Adjustments to net assets allocated to contracts in payout (annuitization) period	(27,733)	(48,554)	152	(15,414)	-	-
Other	14,034	3,542	6,529	8,818	809	277
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(38,339,761)	(35,737,780)	(33,788,729)	(23,266,780)	(5,469,187)	(4,373,789)
NET INCREASE (DECREASE) IN NET ASSETS	5,207,602	(118,763,210)	2,816,319	(95,397,939)	4,873,197	(22,810,121)
NET ASSETS
Beginning of Year	379,611,536	498,374,746	307,764,715	403,162,654	76,219,091	99,029,212
End of Year	$384,819,138	$379,611,536	$310,581,034	$307,764,715	$81,092,288	$76,219,091

(1)	Operations commenced or resumed during 2022 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-37

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023	2022

	Invesco Oppenheimer V.I.		Invesco V.I. Balanced-Risk		Invesco V.I. Equity and
	International Growth Series II		Allocation Series II		Income Series II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(7,022)	$(11,321)	$(242,381)	$1,220,852	$13,298	$8,659
Realized gain (loss) on investments	(131,933)	8,132	(1,542,145)	349,051	93,992	296,705
Change in net unrealized appreciation (depreciation) on investments	264,995	(342,707)	2,670,350	(4,939,038)	78,363	(447,512)
Net Increase (Decrease) in Net Assets Resulting from Operations	126,040	(345,896)	885,824	(3,369,135)	185,653	(142,148)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	84,587	28,130	2,044,115	1,791,413	88,315	185,926
Transfers between variable and fixed accounts, net	(69,188)	(151,133)	(1,478,754)	1,519,724	84,296	(40,946)
Contract benefits and terminations	(48,252)	(57,500)	(2,269,286)	(1,915,558)	(111,482)	(126,629)
Contract charges and deductions	(34)	(16)	(193,282)	(188,389)	(1,123)	(1,458)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(6)	(5)	1,081	41	(23)	(21)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(32,893)	(180,524)	(1,896,126)	1,207,231	59,983	16,872
NET INCREASE (DECREASE) IN NET ASSETS	93,147	(526,420)	(1,010,302)	(2,161,904)	245,636	(125,276)
NET ASSETS
Beginning of Year	717,693	1,244,113	18,801,850	20,963,754	2,027,098	2,152,374
End of Year	$810,840	$717,693	$17,791,548	$18,801,850	$2,272,734	$2,027,098

	Invesco V.I. Global		Invesco V.I.		Invesco V.I.
	Real Estate Series II		Global Series II		Technology Series I (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$4,512	$24,682	$(20,806)	$(20,427)	$(66)	$(30)
Realized gain (loss) on investments	(25,546)	(100,114)	97,310	160,299	(175)	5,549
Change in net unrealized appreciation (depreciation) on investments	119,194	(444,188)	376,991	(831,382)	5,796	(6,847)
Net Increase (Decrease) in Net Assets Resulting from Operations	98,160	(519,620)	453,495	(691,510)	5,555	(1,328)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	134,274	80,733	207,934	52,838	-	13,507
Transfers between variable and fixed accounts, net	51,196	(511,082)	113,335	92,637	-	-
Contract benefits and terminations	(38,274)	(376,262)	(291,715)	(160,769)	(225)	(100)
Contract charges and deductions	(98)	(59)	(94)	(98)	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(8)	(661)	67	154	(1)	-
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	147,090	(807,331)	29,527	(15,238)	(226)	13,407
NET INCREASE (DECREASE) IN NET ASSETS	245,250	(1,326,951)	483,022	(706,748)	5,329	12,079
NET ASSETS
Beginning of Year or Period	1,126,345	2,453,296	1,432,726	2,139,474	12,079	-
End of Year or Period	$1,371,595	$1,126,345	$1,915,748	$1,432,726	$17,408	$12,079

(1)	Operations commenced or resumed during 2022 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-38

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended	Period Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023	2022

	American Century		American Century		American Funds IS American
	Inflation Protection Class I (1)		VP Mid Cap Value Class II		High-Income Trust Class 4
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,089		$44,393	$42,718	$178,498	$139,965
Realized gain (loss) on investments	(15)		485,654	560,434	(52,469)	(167,655)
Change in net unrealized appreciation (depreciation) on investments	(81)		(270,430)	(744,623)	209,935	(363,101)
Net Increase (Decrease) in Net Assets Resulting from Operations	993		259,617	(141,471)	335,964	(390,791)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-		385,158	494,727	209,539	364,989
Transfers between variable and fixed accounts, net	54,424		(247,171)	484,652	1,185,843	(960,732)
Contract benefits and terminations	(261)		(535,684)	(508,131)	(344,332)	(367,258)
Contract charges and deductions	-		(545)	(605)	(1,282)	(986)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-		-	(1)	-	-
Other	(1)		68	(159)	(251)	265
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	54,162		(398,174)	470,483	1,049,517	(963,722)
NET INCREASE (DECREASE) IN NET ASSETS	55,155		(138,557)	329,012	1,385,481	(1,354,513)
NET ASSETS
Beginning of Year or Period	-		5,358,088	5,029,076	2,370,345	3,724,858
End of Year or Period	$55,155		$5,219,531	$5,358,088	$3,755,826	$2,370,345

	American Funds IS Asset		American Funds IS Asset		American Funds IS Capital
	Allocation Class 1 (2)		Allocation Class 4		Income Builder Class 1 (3)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$2,641	$2,171	$1,336,454	$662,048	$128
Realized gain (loss) on investments	4,923	(4)	8,183,960	21,699,942	104
Change in net unrealized appreciation (depreciation) on investments	9,720	(3,896)	15,323,588	(60,994,973)	-
Net Increase (Decrease) in Net Assets Resulting from Operations	17,284	(1,729)	24,844,002	(38,632,983)	232
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	126,556	9,319,915	14,203,514	13,272
Transfers between variable and fixed accounts, net	-	-	(2,709,259)	(6,760,899)	(13,446)
Contract benefits and terminations	(1,297)	(90)	(22,325,142)	(18,236,091)	(58)
Contract charges and deductions	(1,578)	-	(1,767,137)	(1,774,483)	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	786	634	-
Other	1	-	6,634	28,677	-
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(2,874)	126,466	(17,474,203)	(12,538,648)	(232)
NET INCREASE (DECREASE) IN NET ASSETS	14,410	124,737	7,369,799	(51,171,631)	-
NET ASSETS
Beginning of Year or Period	124,737	-	208,030,483	259,202,114	-
End of Year or Period	$139,147	$124,737	$215,400,282	$208,030,483	$-

(1)	Operations commenced or resumed during 2023 (See Financial Highlights for commencement date of operations).
(2)	Operations commenced or resumed during 2022 (See Financial Highlights for commencement date of operations).
(3)	Operations commenced or resumed during 2023 and all units were fully redeemed or transferred prior to December 31, 2023 (See Financial Highlights for commencement date of operations and date of full redemption).

See Notes to Financial Statements	SA-39

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023	2022

	American Funds IS Capital		American Funds IS		American Funds IS Capital World
	Income Builder Class 4		Capital World Bond Class 4		Growth and Income Class 4
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$73,151	$64,274	$(10,386)	$(9,118)	$14,779	$26,010
Realized gain (loss) on investments	(33,050)	(61,491)	(41,255)	(37,562)	(171,679)	480,330
Change in net unrealized appreciation (depreciation) on investments	317,927	(441,570)	93,878	(196,530)	649,068	(1,040,497)
Net Increase (Decrease) in Net Assets Resulting from Operations	358,028	(438,787)	42,237	(243,210)	492,168	(534,157)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	99,152	1,295,941	20,480	32,610	212,580	388,824
Transfers between variable and fixed accounts, net	76,226	162,935	(16,815)	(19,122)	223,370	(37,921)
Contract benefits and terminations	(555,126)	(323,713)	(75,901)	(137,719)	(474,967)	(117,910)
Contract charges and deductions	(1,690)	(2,188)	(656)	(634)	(1,057)	(610)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	(3)
Other	6	(837)	(22)	(364)	(198)	(5)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(381,432)	1,132,138	(72,914)	(125,229)	(40,272)	232,375
NET INCREASE (DECREASE) IN NET ASSETS	(23,404)	693,351	(30,677)	(368,439)	451,896	(301,782)
NET ASSETS
Beginning of Year	5,161,852	4,468,501	975,943	1,344,382	2,584,275	2,886,057
End of Year	$5,138,448	$5,161,852	$945,266	$975,943	$3,036,171	$2,584,275

	American Funds IS		American Funds IS		American Funds IS Global
	Global Balanced Class 4		Global Growth Class 4		Small Capitalization Class 4
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$10,933	$(43,686)	$(29,641)	$(38,644)	$(17,106)	$(21,130)
Realized gain (loss) on investments	408,163	(29,768)	407,877	336,749	(305,489)	352,285
Change in net unrealized appreciation (depreciation) on investments	18,691	(578,017)	659,758	(1,846,998)	524,113	(1,061,443)
Net Increase (Decrease) in Net Assets Resulting from Operations	437,787	(651,471)	1,037,994	(1,548,893)	201,518	(730,288)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	120,860	341,353	358,292	356,457	77,480	76,289
Transfers between variable and fixed accounts, net	81,817	21,625	808,024	111,470	(113,345)	(209,045)
Contract benefits and terminations	(186,789)	(101,015)	(388,607)	(396,617)	(415,895)	(103,814)
Contract charges and deductions	(1,693)	(1,713)	(1,474)	(1,488)	(600)	(584)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(2)	71	(998)	(61)	13	101
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	14,193	260,321	775,237	69,761	(452,347)	(237,053)
NET INCREASE (DECREASE) IN NET ASSETS	451,980	(391,150)	1,813,231	(1,479,132)	(250,829)	(967,341)
NET ASSETS
Beginning of Year	3,593,814	3,984,964	4,460,681	5,939,813	1,592,265	2,559,606
End of Year	$4,045,794	$3,593,814	$6,273,912	$4,460,681	$1,341,436	$1,592,265

See Notes to Financial Statements	SA-40

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year/Period Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023	2022

	American Funds IS		American Funds IS		American Funds IS
	Growth Class 1 (1)		Growth Class 4		Growth-Income Class 1 (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$382	$198	$(388,449)	$(364,246)	$813	$213
Realized gain (loss) on investments	4,453	(1)	645,874	2,486,436	1,056	(6)
Change in net unrealized appreciation (depreciation) on investments	32,081	(2,571)	10,194,813	(13,979,936)	7,294	(1,041)
Net Increase (Decrease) in Net Assets Resulting from Operations	36,916	(2,374)	10,452,238	(11,857,746)	9,163	(834)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	92,555	66,063	3,908,198	3,036,023	-	19,636
Transfers between variable and fixed accounts, net	(10,213)	-	1,369,863	1,389,047	53,964	80
Contract benefits and terminations	(958)	(2)	(3,007,039)	(2,183,575)	(468)	(47)
Contract charges and deductions	-	-	(16,241)	(15,434)	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	(7)	(1)	-	-
Other	1	(795)	(3,536)	8,283	2	(1)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	81,385	65,266	2,251,238	2,234,343	53,498	19,668
NET INCREASE (DECREASE) IN NET ASSETS	118,301	62,892	12,703,476	(9,623,403)	62,661	18,834
NET ASSETS
Beginning of Year or Period	62,892	-	27,653,628	37,277,031	18,834	-
End of Year or Period	$181,193	$62,892	$40,357,104	$27,653,628	$81,495	$18,834

	American Funds IS		American Funds IS		American Funds IS International
	Growth-Income Class 4		International Class 4		Growth and Income Class 1 (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(22,265)	$(34,633)	$675	$15,574	$346
Realized gain (loss) on investments	909,343	1,380,736	(107,136)	343,080	(4)
Change in net unrealized appreciation (depreciation) on investments	2,627,385	(4,644,359)	525,295	(1,152,370)	437
Net Increase (Decrease) in Net Assets Resulting from Operations	3,514,463	(3,298,256)	418,834	(793,716)	779
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,400,754	2,516,346	123,711	96,616	-
Transfers between variable and fixed accounts, net	(112,036)	(265,193)	(84,697)	244,468	17,292
Contract benefits and terminations	(2,893,631)	(1,610,959)	(221,816)	(210,838)	(109)
Contract charges and deductions	(10,062)	(9,795)	(1,219)	(1,289)	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	266	204	-	-	-
Other	(19,459)	(7,448)	17	(469)	-
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(1,634,168)	623,155	(184,004)	128,488	17,183
NET INCREASE (DECREASE) IN NET ASSETS	1,880,295	(2,675,101)	234,830	(665,228)	17,962
NET ASSETS
Beginning of Year or Period	15,202,170	17,877,271	2,949,941	3,615,169	-
End of Year or Period	$17,082,465	$15,202,170	$3,184,771	$2,949,941	$17,962

(1)	Operations commenced or resumed during 2022 (See Financial Highlights for commencement date of operations).
(2)	Operations commenced or resumed during 2023 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-41

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023	2022

	American Funds IS International		American Funds IS Managed Risk		American Funds IS Managed Risk
	Growth and Income Class 4		Asset Allocation Class P1 (1)		Asset Allocation Class P2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$16,017	$26,229	$235		$81,619	$131,907
Realized gain (loss) on investments	(427,374)	755,478	400		1,486,640	425,624
Change in net unrealized appreciation (depreciation) on investments	634,977	(1,133,836)	-		(328,151)	(3,181,249)
Net Increase (Decrease) in Net Assets Resulting from Operations	223,620	(352,129)	635		1,240,108	(2,623,718)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	116,140	12,631	12,602		1,087,641	686,682
Transfers between variable and fixed accounts, net	(182,315)	65,916	(13,151)		219,107	(259,669)
Contract benefits and terminations	(310,916)	(81,463)	(88)		(1,377,490)	(1,491,759)
Contract charges and deductions	(125)	(230)	-		(112,137)	(115,927)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-		-	-
Other	17	33	2		194	153
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(377,199)	(3,113)	(635)		(182,685)	(1,180,520)
NET INCREASE (DECREASE) IN NET ASSETS	(153,579)	(355,242)	-		1,057,423	(3,804,238)
NET ASSETS
Beginning of Year or Period	1,740,263	2,095,505	-		13,929,930	17,734,168
End of Year or Period	$1,586,684	$1,740,263	$-		$14,987,353	$13,929,930

	American Funds IS		American Funds IS		American Funds IS The Bond
	New World Fund Class 1 (2)		New World Fund Class 4		Fund of America Class 1 (3)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,605		$543	$(1,860)	$3,480	$1,567
Realized gain (loss) on investments	(20)		(60,527)	136,632	(94)	(4)
Change in net unrealized appreciation (depreciation) on investments	6,474		471,439	(1,009,509)	2,306	(3,054)
Net Increase (Decrease) in Net Assets Resulting from Operations	8,059		411,455	(874,737)	5,692	(1,491)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	47,911		61,770	229,185	22,996	80,790
Transfers between variable and fixed accounts, net	89,304		(15,183)	(100,946)	5,006	280
Contract benefits and terminations	(551)		(284,646)	(152,817)	(867)	(38)
Contract charges and deductions	-		(868)	(961)	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-		-	-	-	-
Other	(2)		(353)	(453)	-	183
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	136,662		(239,280)	(25,992)	27,135	81,215
NET INCREASE (DECREASE) IN NET ASSETS	144,721		172,175	(900,729)	32,827	79,724
NET ASSETS
Beginning of Year or Period	-		2,970,798	3,871,527	79,724	-
End of Year or Period	$144,721		$3,142,973	$2,970,798	$112,551	$79,724

(1)	Operations commenced or resumed during 2023 and all units were fully redeemed or transferred prior to December 31, 2023 (See Financial Highlights for commencement date of operations and date of full redemption).
(2)	Operations commenced or resumed during 2023 (See Financial Highlights for commencement date of operations).
(3)	Operations commenced or resumed during 2022 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-42

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023	2022

	American Funds IS The Bond		American Funds IS U.S. Government		American Funds IS U.S. Government
	Fund of America Class 4		Securities Class 1 (1)		Securities Class 4
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$151,099	$104,175	$1,485		$55,305	$63,104
Realized gain (loss) on investments	(212,608)	(63,909)	(599)		(226,721)	(348,988)
Change in net unrealized appreciation (depreciation) on investments	291,932	(891,918)	(165)		238,910	(180,630)
Net Increase (Decrease) in Net Assets Resulting from Operations	230,423	(851,652)	721		67,494	(466,514)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	601,205	1,124,493	30,496		197,900	142,187
Transfers between variable and fixed accounts, net	859,078	433,416	(269)		119,083	(530,695)
Contract benefits and terminations	(630,765)	(538,160)	(117)		(686,892)	(412,250)
Contract charges and deductions	(2,664)	(2,742)	-		(867)	(437)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-		-	-
Other	(320)	(193)	-		36	(384)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	826,534	1,016,814	30,110		(370,740)	(801,579)
NET INCREASE (DECREASE) IN NET ASSETS	1,056,957	165,162	30,831		(303,246)	(1,268,093)
NET ASSETS
Beginning of Year or Period	5,895,243	5,730,081	-		2,664,028	3,932,121
End of Year or Period	$6,952,200	$5,895,243	$30,831		$2,360,782	$2,664,028

	American Funds IS Washington		BlackRock 60/40 Target		BlackRock Capital Appreciation
	Mutual Investors Class 4		Allocation ETF V.I. Class I		V.I. Class III
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$48,578	$54,969	$200,454	$177,787	$(4,579)	$(3,876)
Realized gain (loss) on investments	(156,662)	1,970,551	(270,034)	(116,584)	18,534	11,150
Change in net unrealized appreciation (depreciation) on investments	1,745,876	(3,103,907)	2,749,253	(2,658,519)	199,809	(217,993)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,637,792	(1,078,387)	2,679,673	(2,597,316)	213,764	(210,719)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	604,661	1,671,503	3,691,386	5,056,140	10,297	125,367
Transfers between variable and fixed accounts, net	(606,612)	834,506	256,471	370,564	(61,550)	63,703
Contract benefits and terminations	(1,390,211)	(773,412)	(1,370,232)	(309,355)	(10,596)	(28,611)
Contract charges and deductions	(1,881)	(2,108)	(7,539)	(1,235)	(3,880)	(3,714)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	(1)	-	-	-	-
Other	515	(431)	(786)	4,788	(9)	(4)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(1,393,528)	1,730,057	2,569,300	5,120,902	(65,738)	156,741
NET INCREASE (DECREASE) IN NET ASSETS	244,264	651,670	5,248,973	2,523,586	148,026	(53,978)
NET ASSETS
Beginning of Year	11,642,291	10,990,621	16,967,744	14,444,158	468,595	522,573
End of Year	$11,886,555	$11,642,291	$22,216,717	$16,967,744	$616,621	$468,595

(1)	Operations commenced or resumed during 2023 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-43

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year/Period Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023	2022

	BlackRock Global Allocation		BlackRock S&P 500 Index		BlackRock Small Cap Index
	V.I. Class III		V.I. Class I (1)		V.I. Class I (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,032,890	$(1,305,755)	$486	$842	$2,198	$331
Realized gain (loss) on investments	(1,733,984)	(586,634)	2,631	2,402	4,903	254
Change in net unrealized appreciation (depreciation) on investments	10,140,269	(18,386,056)	11,032	(2,490)	15,315	(301)
Net Increase (Decrease) in Net Assets Resulting from Operations	9,439,175	(20,278,445)	14,149	754	22,416	284
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	2,319,557	2,919,950	-	56,094	64,413	28,047
Transfers between variable and fixed accounts, net	385,252	12,949	(2,032)	-	103,777	-
Contract benefits and terminations	(11,355,518)	(11,111,012)	(343)	(284)	(889)	(142)
Contract charges and deductions	(853,119)	(905,835)	-	-	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	(3,805)	783	-	-	-	-
Other	1,416	(1,636)	(1)	(3)	(1)	1
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(9,506,217)	(9,084,801)	(2,376)	55,807	167,300	27,906
NET INCREASE (DECREASE) IN NET ASSETS	(67,042)	(29,363,246)	11,773	56,561	189,716	28,190
NET ASSETS
Beginning of Year or Period	91,119,820	120,483,066	56,561	-	28,190	-
End of Year or Period	$91,052,778	$91,119,820	$68,334	$56,561	$217,906	$28,190

	Delaware Ivy VIP		Delaware Ivy VIP		DFA VA Global Bond
	Asset Strategy Class II		Energy Class II		Institutional Class (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$40,702	$9,597	$82,465	$61,649	$1,373
Realized gain (loss) on investments	(93,729)	71,244	127,758	73,860	(2)
Change in net unrealized appreciation (depreciation) on investments	373,388	(265,279)	(163,903)	1,048,632	(977)
Net Increase (Decrease) in Net Assets Resulting from Operations	320,361	(184,438)	46,320	1,184,141	394
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,037,236	425,948	187,826	391,475	20,437
Transfers between variable and fixed accounts, net	650,781	149,788	242,244	663,528	17,241
Contract benefits and terminations	(120,338)	(24,497)	(247,580)	(513,288)	(95)
Contract charges and deductions	(21,438)	(9,220)	(278)	(253)	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-
Other	289	(91)	(22)	2,285	-
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	1,546,530	541,928	182,190	543,747	37,583
NET INCREASE (DECREASE) IN NET ASSETS	1,866,891	357,490	228,510	1,727,888	37,977
NET ASSETS
Beginning of Year or Period	1,510,607	1,153,117	3,654,618	1,926,730	-
End of Year or Period	$3,377,498	$1,510,607	$3,883,128	$3,654,618	$37,977

(1)	Operations commenced or resumed during 2022 (See Financial Highlights for commencement date of operations).
(2)	Operations commenced or resumed during 2023 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-44

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Period Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,
	2023	2023	2023	2022

	DFA VA International Value	DFA VA Short-Term Fixed	DFA VA US Large Value
	Institutional Class (1)	Institutional Class (1)	Institutional Class (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,580	$3,984	$5,896	$980
Realized gain (loss) on investments	321	(12)	3,912	538
Change in net unrealized appreciation (depreciation) on investments	996	(1,637)	20,433	(2,252)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,897	2,335	30,241	(734)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	32,845	90,880	173,416	66,063
Transfers between variable and fixed accounts, net	5	22,470	45,015	-
Contract benefits and terminations	(103)	(521)	(1,339)	(2)
Contract charges and deductions	-	-	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-
Other	(2)	(2)	(6)	(548)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	32,745	112,827	217,086	65,513
NET INCREASE (DECREASE) IN NET ASSETS	35,642	115,162	247,327	64,779
NET ASSETS
Beginning of Year or Period	-	-	64,779	-
End of Year or Period	$35,642	$115,162	$312,106	$64,779

	Fidelity VIP Consumer Discretionary	Fidelity VIP Contrafund	Fidelity VIP Contrafund
	Initial Class (1)	Initial Class (1)	Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(16)	$112	$(385,322)	$(353,423)
Realized gain (loss) on investments	2	1,580	946,718	875,483
Change in net unrealized appreciation (depreciation) on investments	8,123	4,150	9,955,347	(12,814,513)
Net Increase (Decrease) in Net Assets Resulting from Operations	8,109	5,842	10,516,743	(12,292,453)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	42,600	12,602	3,342,547	2,207,676
Transfers between variable and fixed accounts, net	5,960	32,819	795,346	2,853,495
Contract benefits and terminations	(151)	(386)	(5,804,763)	(3,011,979)
Contract charges and deductions	-	-	(4,217)	(4,326)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-
Other	(1)	1	(2,286)	5,153
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	48,408	45,036	(1,673,373)	2,050,019
NET INCREASE (DECREASE) IN NET ASSETS	56,517	50,878	8,843,370	(10,242,434)
NET ASSETS
Beginning of Year or Period	-	-	33,794,093	44,036,527
End of Year or Period	$56,517	$50,878	$42,637,463	$33,794,093

(1)	Operations commenced or resumed during 2023 (See Financial Highlights for commencement date of operations).
(2)	Operations commenced or resumed during 2022 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-45

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended	Year Ended	Year/Period Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023

	Fidelity VIP FundsManager 60%		Fidelity VIP FundsManager 60%		Fidelity VIP Government
	Investor Class (1)		Service Class 2		Money Market Initial Class (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$118,528		$378,179	$173,499	$35,613
Realized gain (loss) on investments	(720)		(1,210,347)	5,499,901	-
Change in net unrealized appreciation (depreciation) on investments	301,476		5,675,995	(12,841,835)	-
Net Increase (Decrease) in Net Assets Resulting from Operations	419,284		4,843,827	(7,168,435)	35,613
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	6,394,397		3,087,961	5,040,074	3,120,416
Transfers between variable and fixed accounts, net	-		(177,556)	863,786	(2,306,917)
Contract benefits and terminations	(3,082)		(3,807,046)	(2,728,329)	(5,490)
Contract charges and deductions	(11,656)		(418,187)	(375,936)	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-		-	-	-
Other	12,702		(65)	2,964	(4)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	6,392,361		(1,314,893)	2,802,559	808,005
NET INCREASE (DECREASE) IN NET ASSETS	6,811,645		3,528,934	(4,365,876)	843,618
NET ASSETS
Beginning of Year or Period	-		38,488,862	42,854,738	-
End of Year or Period	$6,811,645		$42,017,796	$38,488,862	$843,618

	Fidelity VIP Government		Fidelity VIP		Fidelity VIP Investment
	Money Market Service Class		Index 500 Initial Class (1)		Grade Bond Initial Class (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$971,323	$19,062	$478		$5,742
Realized gain (loss) on investments	-	-	6		(30)
Change in net unrealized appreciation (depreciation) on investments	-	18	2,937		3,378
Net Increase (Decrease) in Net Assets Resulting from Operations	971,323	19,080	3,421		9,090
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	5,078,954	2,231,071	-		-
Transfers between variable and fixed accounts, net	13,081,303	19,739,895	47,186		234,924
Contract benefits and terminations	(12,272,254)	(14,542,229)	(290)		(1,204)
Contract charges and deductions	(11,263)	(9,688)	-		-
Adjustments to net assets allocated to contracts in payout (annuitization) period	990	719	-		-
Other	1,277	(381)	(7)		(6)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	5,879,007	7,419,387	46,889		233,714
NET INCREASE (DECREASE) IN NET ASSETS	6,850,330	7,438,467	50,310		242,804
NET ASSETS
Beginning of Year or Period	26,209,928	18,771,461	-		-
End of Year or Period	$33,060,258	$26,209,928	$50,310		$242,804

(1)	Operations commenced or resumed during 2023 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-46

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023	2022

	Fidelity VIP Strategic Income		First Trust Dorsey Wright		First Trust
	Service Class 2		Tactical Core Class I		Multi Income Allocation Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$203,409	$127,051	$15,637	$5,460	$21,929	$20,561
Realized gain (loss) on investments	(65,639)	(183,848)	(10,454)	252,499	1,743	2,543
Change in net unrealized appreciation (depreciation) on investments	333,098	(863,491)	176,776	(704,777)	59,857	(139,437)
Net Increase (Decrease) in Net Assets Resulting from Operations	470,868	(920,288)	181,959	(446,818)	83,529	(116,333)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	287,297	640,372	30,465	64,940	858	186,653
Transfers between variable and fixed accounts, net	723,920	(984,841)	573,928	(484,228)	(413,143)	548,067
Contract benefits and terminations	(473,314)	(702,327)	(547,158)	(90,988)	(90,798)	(129,539)
Contract charges and deductions	(1,207)	(1,006)	(93)	(39)	(72)	(28)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(109)	(149)	(27)	3,616	24	33
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	536,587	(1,047,951)	57,115	(506,699)	(503,131)	605,186
NET INCREASE (DECREASE) IN NET ASSETS	1,007,455	(1,968,239)	239,074	(953,517)	(419,602)	488,853
NET ASSETS
Beginning of Year	5,760,791	7,729,030	1,846,824	2,800,341	1,506,394	1,017,541
End of Year	$6,768,246	$5,760,791	$2,085,898	$1,846,824	$1,086,792	$1,506,394

	First Trust/Dow Jones		Franklin		Franklin
	Dividend & Income Allocation Class I		Allocation VIP Class 2		Allocation VIP Class 4
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$465,058	$64,115	$830	$912	$(8,690)	$14,883
Realized gain (loss) on investments	244,677	5,646,227	758	9,753	(581,238)	692,316
Change in net unrealized appreciation (depreciation) on investments	3,484,477	(13,314,542)	19,556	(39,789)	2,108,474	(3,122,278)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,194,212	(7,604,200)	21,144	(29,124)	1,518,546	(2,415,079)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	3,086,539	4,731,144	2,037	20,208	1,279,584	791,268
Transfers between variable and fixed accounts, net	480,582	(473,257)	756	646	407,069	(216,063)
Contract benefits and terminations	(6,685,189)	(3,502,478)	(1,296)	(8,776)	(1,780,936)	(719,056)
Contract charges and deductions	(466,034)	(449,552)	(827)	(948)	(102,326)	(99,478)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	2,210	1,636	(2)	1	286	(276)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(3,581,892)	307,493	668	11,131	(196,323)	(243,605)
NET INCREASE (DECREASE) IN NET ASSETS	612,320	(7,296,707)	21,812	(17,993)	1,322,223	(2,658,684)
NET ASSETS
Beginning of Year	48,883,336	56,180,043	155,832	173,825	11,519,231	14,177,915
End of Year	$49,495,656	$48,883,336	$177,644	$155,832	$12,841,454	$11,519,231

See Notes to Financial Statements	SA-47

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023	2022

	Franklin Income		Franklin Mutual Global		Franklin Rising
	VIP Class 2		Discovery VIP Class 2		Dividends VIP Class 1 (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$457,677	$409,416	$50,326	$7,437	$100	$(22)
Realized gain (loss) on investments	585,125	69,622	149,073	289,392	1,501	3
Change in net unrealized appreciation (depreciation) on investments	(249,406)	(1,311,726)	515,403	(625,924)	109	(166)
Net Increase (Decrease) in Net Assets Resulting from Operations	793,396	(832,688)	714,802	(329,095)	1,710	(185)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	176,240	390,971	52,677	236,227	-	14,727
Transfers between variable and fixed accounts, net	359,200	1,311,919	(147,821)	(65,403)	399	(360)
Contract benefits and terminations	(994,936)	(792,685)	(869,783)	(507,373)	(150)	(36)
Contract charges and deductions	(641)	(685)	(10,910)	(11,684)	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	(1,331)	-	-	-
Other	(83)	(192)	(201)	(21)	(1)	-
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(460,220)	909,328	(977,369)	(348,254)	248	14,331
NET INCREASE (DECREASE) IN NET ASSETS	333,176	76,640	(262,567)	(677,349)	1,958	14,146
NET ASSETS
Beginning of Year or Period	11,369,908	11,293,268	4,246,970	4,924,319	14,146	-
End of Year or Period	$11,703,084	$11,369,908	$3,984,403	$4,246,970	$16,104	$14,146

	Franklin Rising		Templeton		Janus Henderson
	Dividends VIP Class 2		Global Bond VIP Class 2		Balanced Service Shares
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(33,970)	$(54,349)	$(47,530)	$(59,109)	$2,514,175	$(566,677)
Realized gain (loss) on investments	1,351,508	1,612,162	(271,743)	(399,347)	(2,775,722)	7,185,452
Change in net unrealized appreciation (depreciation) on investments	(27,807)	(3,235,917)	365,624	107,226	56,990,468	(89,997,626)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,289,731	(1,678,104)	46,351	(351,230)	56,728,921	(83,378,851)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	929,679	579,191	178,210	183,673	40,836,150	52,754,268
Transfers between variable and fixed accounts, net	361,543	525,107	133,120	(358,617)	8,161,228	11,205,993
Contract benefits and terminations	(2,628,818)	(1,347,195)	(962,014)	(804,018)	(40,159,595)	(26,412,142)
Contract charges and deductions	(2,181)	(2,401)	(3,536)	(3,720)	(3,889,955)	(3,412,667)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	(1)	-	-	-	-
Other	98	734	(32)	(792)	(30,590)	29,672
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(1,339,679)	(244,565)	(654,252)	(983,474)	4,917,238	34,165,124
NET INCREASE (DECREASE) IN NET ASSETS	(49,948)	(1,922,669)	(607,901)	(1,334,704)	61,646,159	(49,213,727)
NET ASSETS
Beginning of Year	12,527,581	14,450,250	4,175,712	5,510,416	409,347,459	458,561,186
End of Year	$12,477,633	$12,527,581	$3,567,811	$4,175,712	$470,993,618	$409,347,459

(1)	Operations commenced or resumed during 2022 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-48

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023	2022

	Janus Henderson		ClearBridge Variable		Lord Abbett
	Flexible Bond Service Shares		Aggressive Growth - Class II		Bond Debenture Class VC
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$61,610	$18,867	$(9,173)	$(11,030)	$194,329	$145,034
Realized gain (loss) on investments	(92,794)	(63,882)	(53,328)	(162,208)	(123,305)	(241,158)
Change in net unrealized appreciation (depreciation) on investments	131,420	(426,052)	219,509	(151,650)	176,810	(758,581)
Net Increase (Decrease) in Net Assets Resulting from Operations	100,236	(471,067)	157,008	(324,888)	247,834	(854,705)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	225,864	42,526	25,164	132,731	257,612	389,794
Transfers between variable and fixed accounts, net	132,001	14,848	15,439	(374,768)	650,416	(515,227)
Contract benefits and terminations	(194,346)	(460,358)	(148,344)	(44,054)	(543,793)	(1,016,764)
Contract charges and deductions	(460)	(190)	(3)	(15)	(1,874)	(1,628)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	533	21	1	(40)	(240)	(373)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	163,592	(403,153)	(107,743)	(286,146)	362,121	(1,144,198)
NET INCREASE (DECREASE) IN NET ASSETS	263,828	(874,220)	49,265	(611,034)	609,955	(1,998,903)
NET ASSETS
Beginning of Year	2,370,696	3,244,916	774,357	1,385,391	4,381,921	6,380,824
End of Year	$2,634,524	$2,370,696	$823,622	$774,357	$4,991,876	$4,381,921

	Lord Abbett		MFS Massachusetts Investors		MFS Total Return Series -
	Total Return Class VC		Growth Stock - Service Class		Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$165,851	$132,922	$(4,380)	$(4,839)	$230,356	$100,958
Realized gain (loss) on investments	(198,272)	(118,840)	34,544	75,870	1,195,349	2,841,245
Change in net unrealized appreciation (depreciation) on investments	295,381	(1,021,436)	91,022	(215,713)	1,842,046	(7,297,060)
Net Increase (Decrease) in Net Assets Resulting from Operations	262,960	(1,007,354)	121,186	(144,682)	3,267,751	(4,354,857)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	162,330	84,093	125,709	5,239	2,438,083	4,097,535
Transfers between variable and fixed accounts, net	(109,977)	200,567	(35,464)	27,643	430,604	1,529,844
Contract benefits and terminations	(597,176)	(780,821)	(132,519)	(67,220)	(3,494,246)	(2,746,530)
Contract charges and deductions	(14,374)	(15,104)	(2,535)	(2,689)	(319,875)	(290,790)
Adjustments to net assets allocated to contracts in payout (annuitization) period	(3,459)	-	(1,441)	-	-	-
Other	(30)	43	(637)	(54)	(308)	606
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(562,686)	(511,222)	(46,887)	(37,081)	(945,742)	2,590,665
NET INCREASE (DECREASE) IN NET ASSETS	(299,726)	(1,518,576)	74,299	(181,763)	2,322,009	(1,764,192)
NET ASSETS
Beginning of Year	5,483,421	7,001,997	553,556	735,319	37,294,735	39,058,927
End of Year	$5,183,695	$5,483,421	$627,855	$553,556	$39,616,744	$37,294,735

See Notes to Financial Statements	SA-49

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023	2022

	MFS Utilities Series -		MFS Utilities Series -		MFS Value Series -
	Initial Class (1)		Service Class		Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$478		$101,117	$47,896	$4,840	$2,942
Realized gain (loss) on investments	767		208,227	184,218	62,666	68,186
Change in net unrealized appreciation (depreciation) on investments	(1,137)		(494,926)	(241,606)	(13,905)	(142,912)
Net Increase (Decrease) in Net Assets Resulting from Operations	108		(185,582)	(9,492)	53,601	(71,784)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-		207,783	339,034	10,158	16,131
Transfers between variable and fixed accounts, net	23,593		92,154	564,166	23,031	(59,665)
Contract benefits and terminations	(134)		(375,773)	(708,392)	(92,013)	(70,598)
Contract charges and deductions	-		(556)	(519)	(5,858)	(6,434)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-		-	(1)	(657)	-
Other	(1)		69	(348)	(3)	(48)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	23,458		(76,323)	193,940	(65,342)	(120,614)
NET INCREASE (DECREASE) IN NET ASSETS	23,566		(261,905)	184,448	(11,741)	(192,398)
NET ASSETS
Beginning of Year or Period	-		4,927,409	4,742,961	840,262	1,032,660
End of Year or Period	$23,566		$4,665,504	$4,927,409	$828,521	$840,262

	Neuberger Berman U.S. Equity Index		PIMCO All Asset -		PIMCO CommodityRealReturn
	PutWrite Strategy Class S		Advisor Class		Strategy - Advisor Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(1,950)	$(1,347)	$2,573	$14,345	$220,732	$357,166
Realized gain (loss) on investments	(3,127)	15,905	(24,524)	17,462	(102,771)	(138,736)
Change in net unrealized appreciation (depreciation) on investments	25,834	(28,268)	34,221	(64,428)	(269,077)	(164,936)
Net Increase (Decrease) in Net Assets Resulting from Operations	20,757	(13,710)	12,270	(32,621)	(151,116)	53,494
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	77,254	26,336	-	5,000	71,206	177,810
Transfers between variable and fixed accounts, net	8,625	10,853	(73,425)	21,569	378,760	610,420
Contract benefits and terminations	(1,185)	(396)	(7,195)	(657)	(158,208)	(210,804)
Contract charges and deductions	(8)	(3)	(23)	(37)	(58)	(83)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(7)	-	1	(7)	361	954
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	84,679	36,790	(80,642)	25,868	292,061	578,297
NET INCREASE (DECREASE) IN NET ASSETS	105,436	23,080	(68,372)	(6,753)	140,945	631,791
NET ASSETS
Beginning of Year	130,146	107,066	225,786	232,539	1,544,000	912,209
End of Year	$235,582	$130,146	$157,414	$225,786	$1,684,945	$1,544,000

(1)	Operations commenced or resumed during 2023 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-50

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended	Period Ended	Year/Period Ended	Year Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023	2022

	PIMCO Emerging Markets		PIMCO Income -		PIMCO Low Duration -
	Bond - Institutional Class (1)		Advisor Class		Institutional Class (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$277		$92,362	$47,698	$550
Realized gain (loss) on investments	(3)		(39,751)	(66,310)	(108)
Change in net unrealized appreciation (depreciation) on investments	412		103,263	(143,927)	-
Net Increase (Decrease) in Net Assets Resulting from Operations	686		155,874	(162,539)	442
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-		377,725	80,563	26,543
Transfers between variable and fixed accounts, net	9,164		307,690	650,195	(26,870)
Contract benefits and terminations	(80)		(89,384)	(107,760)	(116)
Contract charges and deductions	-		(137)	(66)	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-		-	-	-
Other	2		(256)	41	1
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	9,086		595,638	622,973	(442)
NET INCREASE (DECREASE) IN NET ASSETS	9,772		751,512	460,434	-
NET ASSETS
Beginning of Year or Period	-		1,841,783	1,381,349	-
End of Year or Period	$9,772		$2,593,295	$1,841,783	$-

	PIMCO Total Return -		Schwab
	Institutional Class (3)		S&P 500 Index (1)		Schwab VIT Balanced
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$2,554	$179	$387		$53,336	$33,915
Realized gain (loss) on investments	(29)	-	17		17,347	97,636
Change in net unrealized appreciation (depreciation) on investments	3,780	(829)	17,426		396,308	(832,622)
Net Increase (Decrease) in Net Assets Resulting from Operations	6,305	(650)	17,830		466,991	(701,071)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	40,275	66,063	136,890		-	553,502
Transfers between variable and fixed accounts, net	3,158	-	(222)		8,537	210,776
Contract benefits and terminations	(805)	(2)	(444)		(132,944)	(1,003,904)
Contract charges and deductions	-	-	-		(30,697)	(27,386)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-		-	-
Other	(2)	154	(2)		3	944
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	42,626	66,215	136,222		(155,101)	(266,068)
NET INCREASE (DECREASE) IN NET ASSETS	48,931	65,565	154,052		311,890	(967,139)
NET ASSETS
Beginning of Year or Period	65,565	-	-		4,065,192	5,032,331
End of Year or Period	$114,496	$65,565	$154,052		$4,377,082	$4,065,192

(1)	Operations commenced or resumed during 2023 (See Financial Highlights for commencement date of operations).
(2)	Operations commenced or resumed during 2023 and all units were fully redeemed or transferred prior to December 31, 2023 (See Financial Highlights for commencement date of operations and date of full redemption).
(3)	Operations commenced or resumed during 2022 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-51

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023	2022

	Schwab VIT				State Street
	Balanced with Growth		Schwab VIT Growth		Total Return V.I.S. Class 3
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$79,161	$80,577	$36,567	$43,952	$113,873	$(142,985)
Realized gain (loss) on investments	54,537	106,706	39,121	105,673	(325,190)	(66,116)
Change in net unrealized appreciation (depreciation) on investments	852,852	(1,674,870)	497,440	(938,744)	2,124,200	(3,003,730)
Net Increase (Decrease) in Net Assets Resulting from Operations	986,550	(1,487,587)	573,128	(789,119)	1,912,883	(3,212,831)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	658,657	-	-	1,011,750	633,992
Transfers between variable and fixed accounts, net	(1,158)	(183,332)	(7,379)	(27,444)	215,440	73,867
Contract benefits and terminations	(514,089)	(398,903)	(150,217)	(199,213)	(1,492,245)	(1,371,860)
Contract charges and deductions	(55,392)	(56,055)	(34,206)	(34,220)	(171,862)	(169,278)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	30	(91)	19	(5)	(146)	(374)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(570,609)	20,276	(191,783)	(260,882)	(437,063)	(833,653)
NET INCREASE (DECREASE) IN NET ASSETS	415,941	(1,467,311)	381,345	(1,050,001)	1,475,820	(4,046,484)
NET ASSETS
Beginning of Year	7,251,571	8,718,882	3,636,909	4,686,910	14,276,548	18,323,032
End of Year	$7,667,512	$7,251,571	$4,018,254	$3,636,909	$15,752,368	$14,276,548

	T. Rowe Price		T. Rowe Price		VanEck VIP
	Blue Chip Growth - I (1)		Health Sciences - I (2)		Global Resources Class S
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(687)		$(95)	$(30)	$11,634	$1,349
Realized gain (loss) on investments	-		1,585	227	98,179	47,390
Change in net unrealized appreciation (depreciation) on investments	38,258		1,263	414	(157,603)	96,324
Net Increase (Decrease) in Net Assets Resulting from Operations	37,571		2,753	611	(47,790)	145,063
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	25,003		28,975	13,507	97,637	198,664
Transfers between variable and fixed accounts, net	306,334		211	-	(691,614)	214,344
Contract benefits and terminations	(1,959)		(296)	(105)	(217,021)	(325,039)
Contract charges and deductions	-		-	-	(302)	(368)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-		-	-	(67)	(1,098)
Other	(3)		(3)	(1)	36	1,209
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	329,375		28,887	13,401	(811,331)	87,712
NET INCREASE (DECREASE) IN NET ASSETS	366,946		31,640	14,012	(859,121)	232,775
NET ASSETS
Beginning of Year or Period	-		14,012	-	1,875,835	1,643,060
End of Year or Period	$366,946		$45,652	$14,012	$1,016,714	$1,875,835

(1) Operations commenced or resumed during 2023 (See Financial Highlights for commencement date of operations).

(2) Operations commenced or resumed during 2022 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-52

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended	Period Ended	Period Ended	Year/Period Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2023	2022

	Vanguard VIF		Vanguard VIF	Vanguard VIF
	Balanced (1)		Capital Growth (2)	Conservative Allocation (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$23,083	$(3,026)	$(113)	$1,097	$(988)
Realized gain (loss) on investments	58,227	(73,374)	4	62,284	(17)
Change in net unrealized appreciation (depreciation) on investments	136,067	(22,203)	14,082	(7,751)	31,025
Net Increase (Decrease) in Net Assets Resulting from Operations	217,377	(98,603)	13,973	55,630	30,020
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	227,443	2,272,845	102,183	137,229	126,556
Transfers between variable and fixed accounts, net	(379)	(722,406)	41,840	(785,151)	721,477
Contract benefits and terminations	(13,645)	(6,020)	(362)	(1,810)	(1,786)
Contract charges and deductions	(18,551)	(2,089)	-	(1,999)	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-
Other	(6)	(18)	(2)	13	(14)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	194,862	1,542,312	143,659	(651,718)	846,233
NET INCREASE (DECREASE) IN NET ASSETS	412,239	1,443,709	157,632	(596,088)	876,253
NET ASSETS
Beginning of Year or Period	1,443,709	-	-	876,253	-
End of Year or Period	$1,855,948	$1,443,709	$157,632	$280,165	$876,253

	Vanguard VIF		Vanguard VIF	Vanguard VIF
	Diversified Value (2)		Equity Income (2)	Equity Index (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(2,198)		$(432)	$(82)
Realized gain (loss) on investments	296		(26)	11
Change in net unrealized appreciation (depreciation) on investments	80,428		12,275	8,345
Net Increase (Decrease) in Net Assets Resulting from Operations	78,526		11,817	8,274
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	528,098		-	69,559
Transfers between variable and fixed accounts, net	-		239,883	(146)
Contract benefits and terminations	(2,257)		(1,295)	(222)
Contract charges and deductions	-		-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-		-	-
Other	(11)		(4)	-
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	525,830		238,584	69,191
NET INCREASE (DECREASE) IN NET ASSETS	604,356		250,401	77,465
NET ASSETS
Beginning of Period	-		-	-
End of Period	$604,356		$250,401	$77,465

(1) Operations commenced or resumed during 2022 (See Financial Highlights for commencement date of operations).

(2) Operations commenced or resumed during 2023 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-53

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Year/Period Ended	Period Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,
	2023	2023	2022	2023

	Vanguard VIF	Vanguard VIF		Vanguard VIF
	High Yield Bond (1)	International (1)		Mid-Cap Index (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(50)	$(72)		$(355)
Realized gain (loss) on investments	1	2		(22)
Change in net unrealized appreciation (depreciation) on investments	2,421	7,413		19,243
Net Increase (Decrease) in Net Assets Resulting from Operations	2,372	7,343		18,866
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	25,354	61,820		61,964
Transfers between variable and fixed accounts, net	9,210	131		149,480
Contract benefits and terminations	(90)	(200)		(987)
Contract charges and deductions	-	-		-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-		-
Other	(1)	(1)		(3)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	34,473	61,750		210,454
NET INCREASE (DECREASE) IN NET ASSETS	36,845	69,093		229,320
NET ASSETS
Beginning of Period	-	-		-
End of Period	$36,845	$69,093		$229,320

	Vanguard VIF	Vanguard VIF		Vanguard VIF
	Moderate Allocation (1)	Real Estate Index (2)		Short-Term Investment-Grade (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$12,046	$104	$(28)	$(205)
Realized gain (loss) on investments	25,457	453	(6)	5
Change in net unrealized appreciation (depreciation) on investments	31,024	13,802	(1,204)	3,660
Net Increase (Decrease) in Net Assets Resulting from Operations	68,527	14,359	(1,238)	3,460
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	45,768	13,507	46,916
Transfers between variable and fixed accounts, net	785,151	43,772	-	47,186
Contract benefits and terminations	(7,229)	(590)	(97)	(432)
Contract charges and deductions	-	-	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-
Other	(14)	(1)	(1)	(2)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	777,908	88,949	13,409	93,668
NET INCREASE (DECREASE) IN NET ASSETS	846,435	103,308	12,171	97,128
NET ASSETS
Beginning of Year or Period	-	12,171	-	-
End of Year or Period	$846,435	$115,479	$12,171	$97,128

(1) Operations commenced or resumed during 2023 (See Financial Highlights for commencement date of operations).

(2) Operations commenced or resumed during 2022 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-54

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,
	2023	2023	2022	2023

	Vanguard VIF	Vanguard VIF Total		Vanguard VIF
	Total Bond Market Index (1)	International Stock Market Index (2)		Total Stock Market Index (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(276)	$224	$(34)	$(494)
Realized gain (loss) on investments	(69)	378	21	1,152
Change in net unrealized appreciation (depreciation) on investments	16,963	55,391	3,621	50,744
Net Increase (Decrease) in Net Assets Resulting from Operations	16,618	55,993	3,608	51,402
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	180,803	160,153	28,047	13,272
Transfers between variable and fixed accounts, net	71,448	319,165	-	392,291
Contract benefits and terminations	(791)	(1,433)	(158)	(1,135)
Contract charges and deductions	-	-	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-
Other	(4)	(8)	-	(6)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	251,456	477,877	27,889	404,422
NET INCREASE (DECREASE) IN NET ASSETS	268,074	533,870	31,497	455,824
NET ASSETS
Beginning of Year or Period	-	31,497	-	-
End of Year or Period	$268,074	$565,367	$31,497	$455,824

(1) Operations commenced or resumed during 2023 (See Financial Highlights for commencement date of operations).

(2) Operations commenced or resumed during 2022 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-55

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values ("AUV"), units outstanding, net assets, investment income ratios, expense ratios, and total returns for each year or period ended December 31 are presented in the table below.

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest

Core Income Class I
2023	$10.41	$11.62	137,595	$1,493,434	0.00%	0.30%	1.70%	6.16%	7.66%
2022	9.80	10.79	136,017	1,380,430	0.00%	0.30%	1.70%	(13.88)%	(12.66)%
2021	11.38	12.35	118,199	1,386,621	0.00%	0.30%	1.85%	(2.07)%	(0.69)%
2020	11.62	12.44	112,957	1,346,669	0.00%	0.30%	1.70%	7.73%	9.03%
2019	10.79	11.32	84,473	927,796	0.00%	0.30%	1.70%	9.06%	10.37%
Diversified Bond Class I
2023	$10.06	$15.92	825,888	$9,179,889	0.00%	0.30%	1.85%	1.71%	3.29%
2022	9.87	15.43	843,024	9,149,061	0.00%	0.30%	1.85%	(20.11)%	(18.86)%
2021	12.34	19.04	950,178	12,766,711	0.00%	0.30%	1.85%	(3.73)%	(2.22)%
2020	12.70	19.49	854,822	11,889,597	0.00%	0.30%	1.85%	8.33%	10.02%
2019	11.72	17.73	709,361	9,113,387	0.00%	0.30%	1.85%	10.93%	12.66%
Floating Rate Income Class I
2023	$12.53	$14.78	752,932	$10,080,141	0.00%	0.30%	1.95%	11.47%	13.32%
2022	11.24	13.06	824,960	9,839,259	0.00%	0.30%	1.95%	(3.44)%	(1.84)%
2021	11.64	13.32	779,138	9,548,568	0.00%	0.30%	1.95%	2.60%	4.31%
2020	11.35	12.78	784,878	9,318,954	0.00%	0.30%	1.95%	2.69%	4.39%
2019	11.05	12.25	955,570	10,976,299	0.00%	0.30%	1.95%	6.18%	7.78%
Floating Rate Income Class P (5),(6)
05/15/2023 - 12/08/2023	$11.36	$11.36	-	$-	0.00%	0.45%	0.45%	6.96%	6.96%
High Yield Bond Class I
2023	$12.44	$31.06	445,987	$6,757,163	0.00%	0.30%	1.85%	10.17%	11.89%
2022	11.28	27.79	477,685	6,565,913	0.00%	0.30%	1.85%	(11.99)%	(10.62)%
2021	12.81	31.12	499,918	7,937,244	0.00%	0.30%	1.85%	3.49%	5.10%
2020	12.37	29.64	482,726	7,435,655	0.00%	0.30%	1.85%	3.81%	5.43%
2019	11.91	28.14	491,134	7,253,178	0.00%	0.30%	1.85%	11.89%	13.64%
Inflation Managed Class I
2023	$9.26	$24.40	650,250	$7,816,715	0.00%	0.30%	1.85%	1.77%	3.36%
2022	9.09	23.87	762,919	8,847,430	0.00%	0.30%	1.85%	(13.48)%	(12.14)%
2021	10.50	27.47	642,308	8,876,406	0.00%	0.30%	1.85%	3.75%	5.37%
2020	10.12	26.35	543,426	7,446,951	0.00%	0.30%	1.85%	9.38%	11.09%
2019	9.24	23.99	553,542	7,016,755	0.00%	0.30%	1.85%	6.65%	8.32%
Intermediate Bond Class I
2023	$8.87	$9.13	46,072	$413,621	0.00%	0.30%	1.65%	4.01%	5.21%
04/18/2022 - 12/31/2022	8.53	8.64	30,595	262,492	0.00%	0.30%	1.65%	(5.88)%	(5.58)%
Managed Bond Class I
2023	$9.60	$25.10	794,704	$9,713,012	0.00%	0.30%	1.85%	4.60%	6.23%
2022	9.16	23.89	828,645	9,682,214	0.00%	0.30%	1.85%	(15.59)%	(14.28)%
2021	10.84	28.18	1,028,819	14,093,600	0.00%	0.30%	1.85%	(2.94)%	(1.43)%
2020	11.07	28.90	1,094,711	15,600,215	0.00%	0.30%	1.85%	6.35%	8.02%
2019	10.40	27.05	1,122,637	15,081,298	0.00%	0.30%	1.85%	6.50%	8.17%
Short Duration Bond Class I
2023	$9.30	$13.14	1,228,537	$12,463,895	0.00%	0.30%	1.95%	2.86%	4.56%
2022	9.04	12.58	1,303,034	12,741,093	0.00%	0.30%	1.95%	(6.42)%	(4.86)%
2021	9.66	13.23	1,366,721	14,182,613	0.00%	0.30%	1.95%	(2.37)%	(0.75)%
2020	9.90	13.35	1,277,391	13,459,645	0.00%	0.30%	1.95%	1.73%	3.42%
2019	9.73	12.92	1,313,292	13,421,340	0.00%	0.30%	1.95%	2.21%	3.91%
Emerging Markets Debt Class I
2023	$9.49	$11.48	148,625	$1,553,628	0.00%	0.30%	1.95%	10.19%	12.02%
2022	8.59	10.25	157,801	1,484,596	0.00%	0.30%	1.95%	(11.02)%	(9.54)%
2021	9.63	11.33	189,700	1,997,177	0.00%	0.30%	1.95%	(7.94)%	(6.40)%
2020	10.44	12.10	180,789	2,047,971	0.00%	0.30%	1.95%	(0.21)%	0.64%
2019	10.36	12.31	172,215	1,892,055	0.00%	0.75%	1.95%	7.40%	8.70%
Dividend Growth Class I
2023	$21.80	$46.50	1,042,239	$31,106,064	0.00%	0.30%	1.85%	11.25%	12.98%
2022	19.34	41.20	1,058,817	28,435,757	0.00%	0.30%	1.85%	(12.13)%	(10.76)%
2021	21.71	46.21	925,565	28,125,485	0.00%	0.30%	1.85%	23.49%	25.42%
2020	17.34	36.88	875,693	21,554,135	0.00%	0.30%	1.85%	11.36%	13.10%
2019	15.37	32.64	887,848	19,734,773	0.00%	0.30%	1.85%	28.24%	30.25%
Equity Index Class I
2023	$23.37	$80.78	4,542,377	$144,910,330	0.00%	0.30%	1.95%	23.51%	25.56%
2022	18.65	65.04	5,062,369	130,003,246	0.00%	0.30%	1.95%	(19.89)%	(18.55)%
2021	22.94	80.74	4,918,573	157,072,054	0.00%	0.30%	1.95%	25.89%	27.99%
2020	17.96	63.79	4,618,605	117,294,135	0.00%	0.30%	1.95%	15.83%	17.76%
2019	15.28	54.77	4,506,520	98,603,385	0.00%	0.30%	1.95%	28.57%	30.70%

See Notes to Financial Statements	SA-56	See explanation of references on page SA-68

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest

Focused Growth Class I
2023	$27.45	$69.94	360,689	$14,394,927	0.00%	0.30%	1.95%	35.31%	37.55%
2022	19.99	51.54	359,360	10,550,365	0.00%	0.30%	1.95%	(35.08)%	(34.00)%
2021	30.35	79.14	385,041	17,365,436	0.00%	0.30%	1.95%	17.47%	19.43%
2020	25.47	67.17	394,425	15,102,007	0.00%	0.30%	1.95%	35.62%	37.88%
2019	18.51	49.38	348,255	10,046,830	0.00%	0.30%	1.95%	32.85%	35.06%
Growth Class I
2023	$27.68	$99.33	337,346	$12,710,656	0.00%	0.30%	1.85%	33.07%	35.14%
2022	20.52	74.31	343,826	9,695,403	0.00%	0.30%	1.85%	(32.47)%	(31.42)%
2021	29.98	109.55	334,741	13,897,672	0.00%	0.30%	1.85%	21.16%	23.05%
2020	24.41	90.01	324,355	11,090,651	0.00%	0.30%	1.85%	29.15%	31.17%
2019	18.65	69.38	362,437	9,562,350	0.00%	0.30%	1.85%	35.60%	37.72%
Hedged Equity Class I
2023	$10.69	$11.14	3,442,449	$37,423,803	0.00%	0.30%	1.85%	13.57%	15.34%
2022	9.42	9.66	2,037,766	19,383,117	0.00%	0.30%	1.85%	(9.22)%	(8.22)%
05/26/2021 - 12/31/2021	10.45	10.53	556,230	5,819,984	0.00%	0.30%	1.40%	3.91%	3.91%
Large-Cap Core Class I
2023	$12.91	$59.53	258,508	$7,683,720	0.00%	0.30%	1.85%	24.74%	26.55%
2022	16.37	47.51	254,575	6,198,639	0.00%	0.40%	1.85%	(22.07)%	(20.93)%
2021	20.72	60.69	264,278	8,192,654	0.00%	0.40%	1.85%	25.42%	27.25%
2020	16.30	48.17	290,641	7,152,440	0.00%	0.40%	1.85%	11.85%	13.48%
2019	14.38	42.88	289,627	6,384,950	0.00%	0.40%	1.85%	29.71%	31.60%
Large-Cap Growth Class I
2023	$26.54	$45.49	372,882	$12,752,976	0.00%	0.30%	1.85%	42.47%	44.68%
2022	18.38	31.58	397,294	9,518,997	0.00%	0.30%	1.85%	(39.04)%	(38.09)%
2021	29.75	51.24	415,540	16,226,435	0.00%	0.30%	1.85%	18.07%	19.91%
2020	24.86	42.92	502,142	16,886,712	0.00%	0.30%	1.85%	35.81%	37.93%
2019	18.17	30.22	395,640	9,673,246	0.00%	0.30%	1.85%	29.92%	31.95%
Large-Cap Value Class I
2023	$18.62	$41.42	405,249	$9,896,975	0.00%	0.30%	1.85%	12.81%	14.57%
2022	16.28	36.19	424,028	9,203,853	0.00%	0.30%	1.85%	(8.34)%	(6.91)%
2021	17.53	38.91	405,244	9,548,572	0.00%	0.30%	1.85%	23.81%	25.74%
2020	13.97	30.98	389,187	7,507,171	0.00%	0.30%	1.85%	3.93%	5.55%
2019	13.34	29.38	352,323	6,609,054	0.00%	0.30%	1.85%	26.11%	28.08%
Mid-Cap Equity Class I
2023	$18.96	$62.22	252,522	$6,946,587	0.00%	0.30%	1.85%	13.24%	15.00%
2022	16.52	54.70	282,187	6,832,953	0.00%	0.30%	1.85%	(18.77)%	(17.50)%
2021	20.07	67.03	260,678	7,842,888	0.00%	0.30%	1.85%	14.27%	16.05%
2020	17.33	58.40	238,983	6,349,578	0.00%	0.30%	1.85%	25.18%	27.13%
2019	13.65	46.45	272,595	5,742,899	0.00%	0.30%	1.85%	18.63%	20.48%
Mid-Cap Growth Class I
2023	$24.98	$43.58	418,064	$12,802,751	0.00%	0.30%	1.85%	17.43%	19.26%
2022	20.98	36.70	442,760	11,524,789	0.00%	0.30%	1.85%	(31.99)%	(30.93)%
2021	30.44	53.38	451,793	17,238,136	0.00%	0.30%	1.85%	14.53%	16.32%
2020	26.22	46.10	451,462	15,057,702	0.00%	0.30%	1.85%	47.39%	49.69%
2019	17.55	30.93	446,944	10,075,956	0.00%	0.30%	1.85%	35.91%	38.04%
Mid-Cap Value Class I
2023	$18.35	$49.48	270,177	$6,933,792	0.00%	0.30%	1.85%	14.26%	16.04%
2022	15.81	42.68	234,963	5,312,416	0.00%	0.30%	1.85%	(8.96)%	(7.54)%
2021	17.10	46.21	274,608	6,868,136	0.00%	0.30%	1.85%	24.71%	26.65%
2020	13.50	36.52	218,040	4,405,706	0.00%	0.30%	1.85%	3.58%	5.20%
2019	12.84	34.75	193,122	3,864,584	0.00%	0.30%	1.85%	27.56%	29.55%
Small-Cap Equity Class I
2023	$15.35	$36.86	274,075	$5,819,047	0.00%	0.30%	1.85%	10.90%	12.63%
2022	13.66	33.09	181,185	3,512,107	0.00%	0.30%	1.85%	(14.51)%	(13.18)%
2021	15.76	38.53	143,248	3,232,303	0.00%	0.30%	1.85%	24.14%	26.08%
2020	12.53	30.90	152,522	2,775,602	0.00%	0.30%	1.85%	3.48%	5.10%
2019	11.94	29.72	153,500	2,701,005	0.00%	0.30%	1.85%	21.69%	23.59%
Small-Cap Growth Class I
2023	$21.35	$36.32	273,103	$6,352,276	0.00%	0.30%	1.85%	12.11%	13.86%
2022	19.02	31.93	285,450	5,868,956	0.00%	0.30%	1.85%	(31.21)%	(30.13)%
2021	27.60	45.75	290,913	8,654,324	0.00%	0.30%	1.85%	(0.17)%	1.39%
2020	27.61	45.17	301,512	8,973,996	0.00%	0.30%	1.85%	52.73%	55.11%
2019	17.87	29.15	335,639	6,639,964	0.00%	0.30%	1.85%	29.48%	31.51%

See Notes to Financial Statements	SA-57	See explanation of references on page SA-68

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest

Small-Cap Index Class I
2023	$15.73	$45.06	658,789	$14,489,415	0.00%	0.30%	1.85%	14.08%	15.85%
2022	13.60	38.93	597,589	11,466,965	0.00%	0.30%	1.85%	(22.31)%	(21.10)%
2021	17.27	49.39	569,876	14,274,986	0.00%	0.30%	1.85%	12.14%	13.89%
2020	15.20	43.41	491,481	11,083,754	0.00%	0.30%	1.85%	16.97%	18.80%
2019	12.82	36.58	519,616	10,135,506	0.00%	0.30%	1.85%	22.51%	24.42%
Small-Cap Value Class I
2023	$13.86	$64.41	231,692	$5,061,403	0.00%	0.30%	1.85%	5.56%	7.21%
2022	12.96	60.14	235,969	4,982,963	0.00%	0.30%	1.85%	(18.33)%	(17.06)%
2021	15.65	72.59	231,013	6,064,973	0.00%	0.30%	1.85%	33.12%	35.20%
2020	11.60	53.74	238,266	4,640,712	0.00%	0.30%	1.85%	1.54%	3.13%
2019	11.27	52.16	227,711	4,433,328	0.00%	0.30%	1.85%	20.34%	22.10%
Value Class I
2023	$18.36	$28.93	161,227	$3,477,741	0.00%	0.30%	1.85%	1.87%	3.46%
2022	14.42	28.09	170,340	3,604,670	0.00%	0.30%	1.85%	(2.35)%	(1.28)%
2021	18.37	28.45	136,265	3,061,129	0.00%	0.75%	1.85%	19.42%	20.74%
2020	15.23	23.57	154,680	2,954,360	0.00%	0.30%	1.85%	(8.64)%	(7.63)%
2019	12.84	25.51	171,176	3,461,384	0.00%	0.30%	1.85%	22.43%	24.10%
Value Advantage Class I
2023	$11.67	$23.70	201,293	$4,290,802	0.00%	0.30%	1.85%	7.60%	9.28%
2022	15.68	21.78	221,719	4,489,853	0.00%	0.30%	1.85%	(5.82)%	(4.35)%
2021	16.42	22.88	205,517	4,405,461	0.00%	0.30%	1.85%	26.17%	27.88%
2020	12.84	17.93	112,996	1,940,399	0.00%	0.50%	1.85%	(4.56)%	(3.26)%
2019	13.28	18.58	102,221	1,826,738	0.00%	0.50%	1.85%	24.63%	26.33%
Emerging Markets Class I
2023	$10.06	$68.40	493,447	$6,330,327	0.00%	0.30%	1.95%	6.85%	8.63%
2022	9.46	63.03	455,269	5,543,619	0.00%	0.30%	1.95%	(26.72)%	(25.50)%
2021	12.82	84.69	440,071	7,328,099	0.00%	0.30%	1.95%	(10.06)%	(8.56)%
2020	14.16	92.71	436,537	8,237,393	0.00%	0.30%	1.95%	15.06%	16.98%
2019	12.23	79.33	496,074	8,280,900	0.00%	0.30%	1.95%	23.18%	25.23%
International Growth Class I
2023	$8.50	$8.70	30,228	$260,332	0.00%	0.30%	1.40%	12.16%	13.39%
2022	7.58	7.67	8,533	64,741	0.00%	0.30%	1.40%	(22.47)%	(22.47)%
12/14/2021 - 12/31/2021	9.79	9.79	1,001	9,808	0.00%	1.20%	1.20%	4.08%	4.08%
International Large-Cap Class I
2023	$16.37	$36.79	399,225	$7,745,562	0.00%	0.30%	1.95%	16.37%	18.30%
2022	13.89	31.13	458,444	7,546,129	0.00%	0.30%	1.95%	(16.83)%	(15.45)%
2021	16.68	36.85	479,212	9,422,292	0.00%	0.30%	1.95%	12.56%	14.43%
2020	14.80	32.23	465,259	8,142,998	0.00%	0.30%	1.95%	8.60%	10.41%
2019	13.60	29.23	466,577	7,485,650	0.00%	0.30%	1.95%	25.56%	27.65%
International Small-Cap Class I
2023	$13.15	$23.23	88,386	$1,430,935	0.00%	0.30%	1.95%	14.97%	16.88%
2022	11.37	19.97	101,885	1,425,344	0.00%	0.30%	1.95%	(18.69)%	(17.42)%
2021	13.90	24.26	102,893	1,750,333	0.00%	0.30%	1.95%	11.67%	13.42%
2020	12.37	21.47	104,127	1,574,164	0.00%	0.30%	1.95%	6.33%	7.99%
2019	11.57	19.95	107,214	1,511,569	0.00%	0.30%	1.95%	17.75%	19.71%
International Value Class I
2023	$9.26	$19.13	349,386	$4,794,888	0.00%	0.30%	1.85%	18.01%	19.85%
2022	7.81	15.97	357,460	4,094,109	0.00%	0.30%	1.85%	(3.07)%	(1.56)%
2021	8.02	16.24	423,676	5,106,907	0.00%	0.30%	1.85%	18.16%	20.00%
2020	6.75	13.55	439,510	4,394,780	0.00%	0.30%	1.85%	(8.87)%	(7.45)%
2019	7.37	14.66	389,627	4,264,093	0.00%	0.30%	1.85%	14.46%	16.25%
Health Sciences Class I
2023	$18.14	$77.71	744,638	$25,740,550	0.00%	0.30%	1.85%	1.53%	3.11%
2022	17.77	76.38	820,339	27,867,227	0.00%	0.30%	1.85%	(7.53)%	(6.09)%
2021	19.11	82.43	854,149	31,511,533	0.00%	0.30%	1.85%	10.32%	12.05%
2020	17.23	74.57	821,413	27,848,080	0.00%	0.30%	1.85%	16.61%	18.43%
2019	14.69	63.82	828,592	24,289,103	0.00%	0.30%	1.85%	23.46%	25.39%

See Notes to Financial Statements	SA-58	See explanation of references on page SA-68

 SEPARATE ACCOUNT A

 FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest

Real Estate Class I
2023	$13.16	$68.07	327,891	$6,322,880	0.00%	0.30%	1.85%	10.95%	12.67%
2022	11.80	61.08	329,616	5,786,859	0.00%	0.30%	1.85%	(27.00)%	(25.86)%
2021	16.07	83.30	342,557	8,382,994	0.00%	0.30%	1.85%	37.75%	39.90%
2020	11.60	60.20	363,170	6,476,309	0.00%	0.30%	1.85%	(5.05)%	(3.66)%
2019	12.16	63.11	399,306	7,440,600	0.00%	0.40%	1.85%	28.88%	30.76%
Technology Class I
2023	$19.62	$37.05	624,870	$20,529,721	0.00%	0.30%	1.85%	50.87%	53.22%
2022	12.95	24.50	609,979	13,198,996	0.00%	0.30%	1.85%	(37.23)%	(36.25)%
2021	20.54	38.93	586,941	20,152,017	0.00%	0.30%	1.85%	11.77%	13.52%
2020	18.29	34.74	606,691	18,556,587	0.00%	0.30%	1.85%	44.54%	46.80%
2019	12.60	23.98	582,717	12,290,994	0.00%	0.30%	1.85%	33.82%	35.91%
ESG Diversified Class I
2023	$9.87	$10.00	185,770	$1,855,269	0.00%	0.75%	1.65%	13.89%	14.92%
2022	8.63	8.74	215,846	1,884,148	0.00%	0.75%	1.65%	(17.96)%	(17.21)%
06/14/2021 - 12/31/2021	10.43	10.60	129,810	1,375,018	0.00%	0.75%	1.65%	4.50%	4.50%
ESG Diversified Growth Class I
2023	$9.40	$9.44	15,215	$143,504	0.00%	1.20%	1.40%	16.03%	16.26%
2022	8.10	8.12	15,221	123,553	0.00%	1.20%	1.40%	(19.22)%	(19.22)%
12/20/2021 - 12/31/2021	10.03	10.03	775	7,773	0.00%	1.40%	1.40%	3.64%	3.64%
PSF Avantis Balanced Allocation Class D
2023	$9.88	$15.40	1,137,938	$15,610,369	0.00%	0.30%	1.85%	11.75%	13.49%
2022	8.79	13.57	1,085,875	13,598,087	0.00%	0.30%	1.85%	(16.55)%	(15.25)%
2021	10.48	16.01	955,947	14,834,277	0.00%	0.30%	1.85%	10.44%	12.16%
2020	13.12	14.27	779,152	10,963,998	0.00%	0.30%	1.85%	10.05%	11.77%
2019	11.86	12.85	764,898	9,691,444	0.00%	0.30%	1.85%	17.55%	19.39%
PSF Avantis Balanced Allocation Class P
2023	$10.53	$10.53	13,137	$138,283	0.00%	0.45%	0.45%	13.60%	13.60%
12/06/2022 - 12/31/2022	9.27	9.27	13,429	124,433	0.00%	0.45%	0.45%	(1.61)%	(1.61)%
Pacific Dynamix - Conservative Growth Class I
2023	$9.52	$20.38	2,789,572	$41,587,539	0.00%	0.30%	1.85%	9.64%	11.35%
2022	8.63	18.46	2,936,979	40,483,390	0.00%	0.30%	1.85%	(15.94)%	(14.63)%
2021	10.22	21.81	3,087,697	50,537,140	0.00%	0.30%	1.85%	4.49%	6.12%
2020	12.68	20.72	3,242,829	50,933,627	0.00%	0.30%	1.85%	10.16%	11.88%
2019	11.45	18.68	3,246,329	46,302,731	0.00%	0.30%	1.85%	13.35%	15.12%
Pacific Dynamix - Moderate Growth Class I
2023	$9.78	$27.93	8,908,403	$148,054,772	0.00%	0.30%	1.85%	12.94%	14.70%
2022	8.62	24.43	8,930,868	135,517,383	0.00%	0.30%	1.85%	(17.24)%	(15.95)%
2021	10.35	27.19	8,966,797	169,827,302	0.00%	0.30%	1.85%	8.59%	10.29%
2020	13.44	24.86	8,842,919	155,502,777	0.00%	0.30%	1.85%	12.48%	14.24%
2019	11.88	23.27	9,147,626	143,286,925	0.00%	0.30%	1.85%	16.76%	18.58%
Pacific Dynamix - Growth Class I
2023	$17.28	$35.31	9,038,013	$177,087,605	0.00%	0.30%	2.00%	14.67%	16.63%
2022	14.81	30.30	7,703,984	131,379,169	0.00%	0.30%	2.00%	(18.34)%	(16.94)%
2021	17.83	36.52	5,161,096	108,023,040	0.00%	0.30%	2.00%	12.07%	13.99%
2020	15.64	32.07	3,237,619	61,915,942	0.00%	0.30%	2.00%	13.50%	15.44%
2019	13.55	27.81	1,913,691	33,535,855	0.00%	0.30%	2.00%	20.50%	22.57%
Pacific Dynamix - Growth Class P
2023	$10.60	$10.60	2,944	$31,224	0.00%	0.45%	0.45%	16.69%	16.69%
07/01/2022 - 12/31/2022	9.09	9.09	2,989	27,160	0.00%	0.45%	0.45%	1.31%	1.31%
Portfolio Optimization Conservative Class I
2023	$9.28	$14.20	5,342,001	$64,237,318	0.00%	0.30%	2.00%	7.07%	8.90%
2022	8.61	13.06	6,555,593	73,297,660	0.00%	0.30%	2.00%	(15.37)%	(14.01)%
2021	10.11	15.18	6,673,193	88,029,123	0.00%	0.30%	2.00%	0.18%	1.80%
2020	11.97	14.92	6,805,319	89,158,669	0.00%	0.30%	2.00%	5.75%	7.45%
2019	11.37	13.88	6,575,306	81,073,618	0.00%	0.30%	2.00%	9.98%	11.75%
Portfolio Optimization Moderate-Conservative Class I
2023	$9.42	$16.47	7,024,173	$98,460,430	0.00%	0.40%	2.00%	8.87%	10.62%
2022	8.62	14.89	7,909,557	101,571,276	0.00%	0.30%	2.00%	(16.59)%	(15.16)%
2021	10.24	17.57	8,584,296	131,746,697	0.00%	0.30%	2.00%	4.18%	5.86%
2020	12.29	16.60	9,517,737	139,732,839	0.00%	0.40%	2.00%	7.79%	9.53%
2019	11.32	15.15	10,730,343	145,453,637	0.00%	0.40%	2.00%	13.00%	14.82%

See Notes to Financial Statements	SA-59	See explanation of references on page SA-68

 SEPARATE ACCOUNT A

 FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest

Portfolio Optimization Moderate Class I
2023	$9.66	$19.03	24,036,833	$384,819,138	0.00%	0.30%	2.00%	11.63%	13.54%
2022	8.60	16.84	26,538,175	379,611,536	0.00%	0.30%	2.00%	(17.38)%	(15.97)%
2021	10.33	20.13	28,880,546	498,374,746	0.00%	0.30%	2.00%	7.02%	8.85%
2020	12.62	18.57	31,180,415	500,836,115	0.00%	0.30%	2.00%	9.61%	11.49%
2019	11.49	16.73	34,268,716	500,217,551	0.00%	0.30%	2.00%	16.11%	18.10%
Portfolio Optimization Growth Class I
2023	$13.81	$20.91	17,452,635	$310,581,034	0.00%	0.30%	2.00%	12.19%	14.11%
2022	12.22	18.34	19,477,020	307,764,715	0.00%	0.30%	2.00%	(18.52)%	(17.13)%
2021	14.90	22.32	20,865,222	403,162,654	0.00%	0.30%	2.00%	10.88%	12.78%
2020	13.34	20.05	22,646,907	393,203,447	0.00%	0.30%	2.00%	10.49%	12.39%
2019	11.99	18.08	24,813,829	388,792,075	0.00%	0.30%	2.00%	19.25%	21.29%
Portfolio Optimization Aggressive-Growth Class I
2023	$17.77	$22.60	4,299,099	$81,092,288	0.00%	0.40%	2.00%	13.67%	15.50%
2022	15.59	19.80	4,609,550	76,219,091	0.00%	0.40%	2.00%	(19.14)%	(17.83)%
2021	19.22	24.39	4,860,170	99,029,212	0.00%	0.40%	2.00%	13.39%	15.22%
2020	16.90	21.43	5,288,583	94,685,992	0.00%	0.40%	2.00%	10.23%	12.01%
2019	15.29	19.59	5,931,846	96,008,850	0.00%	0.40%	2.00%	21.31%	23.27%
Invesco Oppenheimer V.I. International Growth Series II
2023	$12.85	$15.35	60,384	$810,840	0.30%	0.30%	1.65%	18.73%	20.28%
2022	10.82	12.76	63,695	717,693	0.00%	0.30%	1.70%	(28.39)%	(27.38)%
2021	15.00	17.57	79,709	1,244,113	0.00%	0.30%	1.85%	8.37%	9.79%
2020	13.75	16.01	53,477	762,137	0.68%	0.30%	1.85%	18.82%	20.68%
2019	11.57	13.26	52,091	619,573	0.75%	0.30%	1.85%	25.86%	27.44%
Invesco V.I. Balanced-Risk Allocation Series II
2023	$9.18	$22.98	1,356,304	$17,791,548	0.00%	0.30%	2.00%	4.30%	6.08%
2022	8.74	21.73	1,441,727	18,801,850	7.56%	0.30%	2.00%	(16.21)%	(14.77)%
2021	10.36	25.57	1,313,865	20,963,754	3.02%	0.30%	2.00%	7.10%	8.61%
2020	12.03	23.54	1,329,079	19,933,034	7.90%	0.60%	2.00%	7.81%	9.33%
2019	11.08	21.53	1,374,948	19,105,001	0.00%	0.60%	2.00%	12.61%	14.20%
Invesco V.I. Equity and Income Series II
2023	$15.99	$16.86	136,473	$2,272,734	1.79%	0.75%	1.70%	8.39%	9.42%
2022	14.75	15.47	132,691	2,027,098	1.65%	0.75%	1.80%	(9.36)%	(8.40)%
2021	16.13	16.96	129,021	2,152,374	1.71%	0.75%	1.85%	16.36%	17.47%
2020	13.97	14.49	105,660	1,508,592	2.19%	0.75%	1.70%	7.80%	8.83%
2019	12.96	13.37	114,634	1,507,427	2.36%	0.75%	1.70%	17.99%	19.11%
Invesco V.I. Global Real Estate Series II
2023	$9.48	$11.74	133,623	$1,371,595	1.29%	0.30%	1.85%	6.84%	8.50%
2022	8.88	10.82	118,114	1,126,345	2.45%	0.30%	1.85%	(26.51)%	(25.44)%
2021	12.08	13.31	192,014	2,453,296	2.75%	0.40%	1.85%	23.15%	24.94%
2020	9.81	10.65	144,773	1,499,520	4.49%	0.40%	1.85%	(14.17)%	(12.91)%
2019	11.43	12.23	188,154	2,231,980	4.10%	0.40%	1.85%	20.64%	22.16%
Invesco V.I. Global Series II
2023	$14.22	$20.59	105,262	$1,915,748	0.00%	0.30%	1.80%	32.06%	34.04%
2022	13.27	15.36	104,197	1,432,726	0.00%	0.30%	1.80%	(33.15)%	(32.14)%
2021	19.85	22.64	104,537	2,139,474	0.00%	0.30%	1.85%	13.12%	14.83%
2020	17.54	19.72	98,826	1,776,751	0.42%	0.30%	1.80%	25.07%	26.96%
2019	14.03	15.53	120,540	1,724,083	0.65%	0.30%	1.85%	29.11%	31.06%
Invesco V.I. Technology Series I
2023	$9.21	$9.21	1,890	$17,408	0.00%	0.45%	0.45%	46.29%	46.29%
07/01/2022 - 12/31/2022	6.30	6.30	1,918	12,079	0.00%	0.45%	0.45%	(9.89)%	(9.89)%
American Century Inflation Protection Class I (5)
06/16/2023 - 12/31/2023	$10.05	$10.05	5,486	$55,155	5.24%	0.45%	0.45%	1.22%	1.22%
American Century VP Mid Cap Value Class II
2023	$15.92	$25.77	223,566	$5,219,531	2.16%	0.30%	1.85%	4.09%	5.71%
2022	15.09	24.58	239,915	5,358,088	2.12%	0.30%	1.85%	(3.19)%	(1.68)%
2021	15.38	25.20	218,165	5,029,076	1.04%	0.30%	1.85%	20.76%	22.40%
2020	12.57	21.90	218,105	4,147,308	1.64%	0.30%	1.85%	(0.74)%	0.71%
2019	12.49	21.75	252,942	4,813,752	1.89%	0.30%	1.85%	26.63%	28.48%

See Notes to Financial Statements	SA-60	See explanation of references on page SA-68

 SEPARATE ACCOUNT A

 FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest

American Funds IS American High-Income Trust Class 4
2023	$13.25	$14.43	270,919	$3,755,826	6.93%	0.30%	1.80%	10.35%	11.85%
2022	12.15	12.96	189,561	2,370,345	5.82%	0.30%	1.80%	(11.14)%	(9.80)%
2021	13.53	14.44	266,458	3,724,858	4.60%	0.30%	1.80%	6.41%	7.86%
2020	12.57	13.44	157,949	2,063,813	8.98%	0.30%	1.70%	5.97%	7.41%
2019	11.79	12.57	125,979	1,551,733	6.04%	0.30%	1.65%	10.43%	11.93%
American Funds IS Asset Allocation Class 1
2023	$11.02	$11.02	12,623	$139,147	2.49%	0.45%	0.45%	14.03%	14.03%
12/06/2022 - 12/31/2022	9.67	9.67	12,904	124,737	See Note (7)	0.45%	0.45%	(1.37)%	(1.37)%
American Funds IS Asset Allocation Class 4
2023	$10.10	$18.10	13,774,133	$215,400,282	1.99%	0.30%	2.00%	11.77%	13.68%
2022	8.97	15.99	14,627,779	208,030,483	1.66%	0.30%	2.00%	(15.37)%	(13.92)%
2021	10.53	18.66	15,374,587	259,202,114	1.35%	0.30%	2.00%	12.57%	14.50%
2020	13.29	16.37	15,751,470	235,641,719	1.46%	0.30%	2.00%	9.94%	11.82%
2019	12.06	14.71	16,557,407	223,794,339	1.70%	0.30%	2.00%	18.53%	20.56%
American Funds IS Capital Income Builder Class 1 (5),(6)
04/25/2023 - 12/01/2023	$10.89	$10.89	-	$-	2.04%	0.45%	0.45%	1.44%	1.44%
American Funds IS Capital Income Builder Class 4
2023	$12.76	$14.77	384,367	$5,138,448	2.66%	0.30%	1.85%	6.77%	8.43%
2022	11.78	13.62	414,907	5,161,852	2.57%	0.30%	1.85%	(8.93)%	(7.65)%
2021	13.10	14.75	328,719	4,468,501	2.55%	0.30%	1.85%	12.75%	14.34%
2020	11.50	12.90	292,184	3,506,050	2.66%	0.30%	1.85%	2.21%	3.80%
2019	11.25	12.43	360,381	4,208,592	2.69%	0.30%	1.85%	15.46%	16.74%
American Funds IS Capital World Bond Class 4
2023	$8.93	$10.01	100,213	$945,266	0.00%	0.30%	1.85%	3.96%	5.58%
2022	8.49	9.48	108,933	975,943	0.21%	0.30%	1.85%	(19.35)%	(18.09)%
2021	10.52	11.57	121,629	1,344,382	1.57%	0.30%	1.85%	(6.92)%	(5.46)%
2020	11.30	12.24	101,683	1,194,904	1.04%	0.30%	1.85%	7.61%	9.29%
2019	10.50	11.20	126,073	1,353,254	1.55%	0.30%	1.85%	5.57%	7.21%
American Funds IS Capital World Growth and Income Class 4
2023	$16.59	$18.30	175,150	$3,036,171	1.76%	0.30%	1.80%	18.51%	20.29%
2022	14.00	15.21	177,560	2,584,275	2.26%	0.30%	1.80%	(19.04)%	(17.82)%
2021	17.29	18.51	161,402	2,886,057	1.66%	0.30%	1.80%	12.42%	14.12%
2020	15.38	16.24	137,802	2,175,133	1.13%	0.30%	1.80%	6.61%	8.22%
2019	14.43	15.07	133,512	1,966,633	1.65%	0.30%	1.85%	28.40%	30.34%
American Funds IS Global Balanced Class 4
2023	$14.15	$15.60	275,455	$4,045,794	1.48%	0.30%	1.85%	11.60%	12.60%
2022	12.68	13.53	274,300	3,593,814	0.00%	0.75%	1.70%	(16.17)%	(15.37)%
2021	15.07	15.98	256,329	3,984,964	0.83%	0.30%	1.85%	8.60%	9.64%
2020	13.77	14.73	303,599	4,366,912	0.94%	0.30%	1.85%	7.98%	9.67%
2019	12.76	13.43	259,920	3,415,773	1.26%	0.30%	1.85%	18.06%	19.85%
American Funds IS Global Growth Class 4
2023	$21.40	$23.10	278,196	$6,273,912	0.74%	0.30%	1.85%	20.06%	21.93%
2022	17.83	19.09	238,643	4,460,681	0.44%	0.30%	1.85%	(26.29)%	(25.14)%
2021	23.95	25.71	235,674	5,939,813	0.20%	0.30%	1.85%	14.01%	15.79%
2020	20.72	22.38	257,600	5,650,892	0.16%	0.30%	1.85%	27.78%	29.78%
2019	16.00	17.39	223,295	3,816,671	0.97%	0.30%	1.85%	32.40%	34.47%
American Funds IS Global Small Capitalization Class 4
2023	$14.50	$16.21	88,945	$1,341,436	0.03%	0.30%	1.85%	13.67%	15.44%
2022	12.55	14.04	121,298	1,592,265	0.00%	0.30%	1.85%	(30.98)%	(29.90)%
2021	18.18	20.03	135,846	2,559,606	0.00%	0.30%	1.85%	4.48%	6.11%
2020	17.40	18.88	93,754	1,679,372	0.13%	0.30%	1.85%	27.02%	29.00%
2019	13.70	14.64	98,191	1,375,775	0.01%	0.30%	1.85%	28.84%	30.85%
American Funds IS Growth Class 1
2023	$10.99	$10.99	16,485	$181,193	0.86%	0.45%	0.45%	38.19%	38.19%
12/06/2022 - 12/31/2022	7.95	7.95	7,907	62,892	5.32%	0.45%	0.45%	(3.34)%	(3.34)%
American Funds IS Growth Class 4
2023	$13.68	$34.82	1,401,646	$40,357,104	0.17%	0.30%	1.85%	35.62%	37.72%
2022	20.37	25.39	1,306,432	27,653,628	0.11%	0.30%	1.85%	(31.39)%	(30.32)%
2021	29.70	36.61	1,215,693	37,277,031	0.05%	0.30%	1.85%	19.45%	21.32%
2020	24.86	30.31	1,147,600	29,196,407	0.20%	0.30%	1.85%	48.94%	51.26%
2019	16.68	20.13	977,419	16,638,760	0.57%	0.30%	1.85%	28.05%	30.05%

See Notes to Financial Statements	SA-61	See explanation of references on page SA-68

 SEPARATE ACCOUNT A

 FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest

American Funds IS Growth-Income Class 1
2023	$12.51	$12.51	6,514	$81,495	2.39%	0.45%	0.45%	25.90%	25.90%
08/25/2022 - 12/31/2022	9.94	9.94	1,895	18,834	3.73%	0.45%	0.45%	(4.24)%	(4.24)%
American Funds IS Growth-Income Class 4
2023	$20.78	$25.14	787,489	$17,082,465	1.16%	0.30%	1.85%	23.53%	25.45%
2022	16.82	20.13	870,853	15,202,170	1.09%	0.30%	1.85%	(18.23)%	(16.96)%
2021	20.57	24.35	842,439	17,877,271	0.94%	0.30%	1.85%	21.53%	23.31%
2020	16.92	19.82	890,935	15,472,123	1.17%	0.40%	1.85%	11.17%	12.80%
2019	15.06	17.63	958,573	14,890,984	1.49%	0.30%	1.85%	23.55%	25.35%
American Funds IS International Class 4
2023	$11.33	$14.02	258,833	$3,184,771	1.09%	0.30%	1.85%	13.45%	15.21%
2022	9.98	12.17	274,173	2,949,941	1.56%	0.30%	1.85%	(22.47)%	(21.26)%
2021	12.88	15.45	262,936	3,615,169	2.20%	0.30%	1.85%	(3.51)%	(2.01)%
2020	13.35	15.77	251,014	3,526,811	0.44%	0.30%	1.85%	11.58%	13.32%
2019	11.96	13.91	275,471	3,440,912	1.27%	0.30%	1.85%	20.42%	22.30%
American Funds IS International Growth and Income Class 1 (5)
06/16/2023 - 12/31/2023	$9.95	$9.95	1,805	$17,962	4.27%	0.45%	0.45%	3.92%	3.92%
American Funds IS International Growth and Income Class 4
2023	$11.69	$14.70	129,803	$1,586,684	2.21%	0.30%	1.85%	13.54%	15.31%
2022	10.14	12.75	163,003	1,740,263	2.77%	0.30%	1.85%	(17.07)%	(15.78)%
2021	12.23	15.14	163,875	2,095,505	2.71%	0.30%	1.85%	3.17%	4.78%
2020	11.86	14.45	170,830	2,104,420	1.26%	0.30%	1.85%	3.79%	5.42%
2019	11.42	13.71	194,022	2,294,997	2.34%	0.30%	1.85%	20.22%	22.10%
American Funds IS Managed Risk Asset Allocation Class P1 (5),(6)
05/15/2023 - 12/08/2023	$9.96	$9.96	-	$-	3.64%	0.45%	0.45%	5.03%	5.03%
American Funds IS Managed Risk Asset Allocation Class P2
2023	$9.65	$14.66	1,106,627	$14,987,353	1.85%	0.30%	1.85%	8.22%	9.90%
2022	8.87	13.44	1,081,671	13,929,930	2.17%	0.30%	1.85%	(15.54)%	(14.23)%
2021	10.45	15.80	1,150,358	17,734,168	1.33%	0.30%	1.85%	10.44%	12.17%
2020	12.36	14.20	1,126,009	15,735,754	1.54%	0.30%	1.85%	3.94%	5.57%
2019	11.83	13.56	1,074,245	14,361,623	2.34%	0.30%	1.85%	15.82%	16.69%
American Funds IS New World Fund Class 1 (5)
05/23/2023 - 12/31/2023	$8.76	$8.76	16,519	$144,721	4.08%	0.45%	0.45%	7.96%	7.96%
American Funds IS New World Fund Class 4
2023	$13.02	$16.40	224,849	$3,142,973	1.21%	0.30%	1.85%	13.56%	15.32%
2022	11.46	14.23	243,539	2,970,798	1.12%	0.30%	1.85%	(23.68)%	(22.49)%
2021	15.02	18.35	244,309	3,871,527	0.68%	0.30%	1.85%	2.71%	4.32%
2020	14.62	17.59	203,039	3,110,839	0.04%	0.30%	1.85%	21.03%	22.92%
2019	12.08	14.31	232,555	2,921,670	0.82%	0.30%	1.85%	26.45%	28.43%
American Funds IS The Bond Fund of America Class 1
2023	$9.14	$9.14	12,318	$112,551	4.46%	0.45%	0.45%	4.73%	4.73%
08/25/2022 - 12/31/2022	8.72	8.72	9,138	79,724	See Note (7)	0.45%	0.45%	(3.58)%	(3.58)%
American Funds IS The Bond Fund of America Class 4
2023	$9.85	$10.92	672,343	$6,952,200	3.39%	0.30%	1.85%	2.81%	4.41%
2022	9.46	10.45	590,910	5,895,243	2.87%	0.30%	1.85%	(14.35)%	(13.01)%
2021	11.05	12.02	496,026	5,730,081	1.21%	0.30%	1.85%	(2.41)%	(0.88)%
2020	11.32	12.13	512,069	5,996,507	2.22%	0.30%	1.85%	7.38%	9.05%
2019	10.54	11.12	314,251	3,408,548	2.65%	0.30%	1.85%	7.08%	8.75%
American Funds IS U.S. Government Securities Class 1 (5)
05/23/2023 - 12/31/2023	$9.12	$9.12	3,380	$30,831	7.31%	0.45%	0.45%	1.41%	1.41%
American Funds IS U.S. Government Securities Class 4
2023	$9.43	$10.38	237,910	$2,360,782	3.66%	0.30%	1.70%	0.90%	2.31%
2022	9.34	10.15	274,241	2,664,028	3.20%	0.30%	1.80%	(12.69)%	(11.46)%
2021	10.70	11.46	355,799	3,932,121	0.93%	0.30%	1.85%	(2.55)%	(1.17)%
2020	10.86	11.62	540,025	6,076,201	1.94%	0.30%	1.85%	7.53%	8.94%
2019	10.14	10.69	166,287	1,726,774	1.95%	0.50%	1.80%	3.27%	4.62%
American Funds IS Washington Mutual Investors Class 4
2023	$18.76	$20.73	600,825	$11,886,555	1.68%	0.30%	1.85%	14.84%	16.62%
2022	16.12	17.85	679,825	11,642,291	1.79%	0.30%	1.85%	(10.36)%	(8.96)%
2021	17.74	19.70	579,425	10,990,621	1.38%	0.30%	1.85%	25.18%	27.13%
2020	13.98	15.56	455,179	6,892,892	1.67%	0.30%	1.85%	6.48%	8.15%
2019	12.95	14.46	399,776	5,650,160	1.98%	0.30%	1.85%	18.82%	20.67%

See Notes to Financial Statements	SA-62	See explanation of references on page SA-68

 SEPARATE ACCOUNT A

 FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest

BlackRock 60/40 Target Allocation ETF V.I. Class I
2023	$10.54	$16.75	1,458,457	$22,216,717	2.26%	0.30%	1.85%	13.50%	15.27%
2022	9.16	14.53	1,274,585	16,967,744	2.42%	0.30%	1.85%	(16.38)%	(15.08)%
2021	15.33	17.11	900,508	14,444,158	2.16%	0.30%	1.85%	10.16%	11.66%
2020	13.99	15.33	652,737	9,486,052	2.24%	0.30%	1.80%	12.62%	13.41%
2019	12.42	12.93	399,455	5,109,416	2.61%	1.10%	1.80%	19.42%	20.08%
BlackRock Capital Appreciation V.I. Class III
2023	$37.16	$50.39	13,977	$616,621	0.00%	0.75%	1.30%	46.68%	47.49%
2022	25.33	34.17	15,645	468,595	0.00%	0.75%	1.30%	(38.61)%	(38.28)%
2021	41.27	55.36	10,763	522,573	0.00%	0.75%	1.30%	19.33%	19.99%
2020	34.58	46.14	12,741	517,797	0.00%	0.75%	1.30%	39.69%	40.46%
2019	24.76	32.85	17,033	493,866	0.00%	0.75%	1.30%	29.85%	30.57%
BlackRock Global Allocation V.I. Class III
2023	$9.21	$18.95	6,104,700	$91,052,778	2.44%	0.30%	2.00%	10.27%	12.15%
2022	8.29	16.92	6,676,716	91,119,820	0.00%	0.30%	2.00%	(17.73)%	(16.32)%
2021	10.01	20.24	7,241,395	120,483,066	0.81%	0.30%	2.00%	4.31%	6.10%
2020	13.38	19.09	7,736,066	123,571,677	1.27%	0.30%	2.00%	18.32%	20.35%
2019	11.28	15.88	8,623,099	115,730,698	1.21%	0.30%	2.00%	15.42%	17.40%
BlackRock S&P 500 Index V.I. Class I
2023	$12.51	$12.51	5,464	$68,334	1.37%	0.60%	0.60%	25.47%	25.47%
10/24/2022 - 12/31/2022	9.97	9.97	5,674	56,561	8.38%	0.60%	0.60%	1.34%	1.34%
BlackRock Small Cap Index V.I. Class I
2023	$8.98	$9.02	24,187	$217,906	2.86%	0.45%	0.60%	16.00%	16.00%
10/24/2022 - 12/31/2022	7.74	7.74	3,643	28,190	6.67%	0.60%	0.60%	1.01%	1.01%
Delaware Ivy VIP Asset Strategy Class II
2023	$9.99	$13.02	293,004	$3,377,498	2.97%	1.15%	1.70%	12.02%	12.64%
2022	8.88	11.51	138,767	1,510,607	2.01%	1.15%	1.70%	(16.18)%	(15.71)%
2021	10.55	13.66	87,953	1,153,117	2.17%	1.15%	1.70%	8.58%	9.12%
2020	12.11	12.52	50,094	623,786	1.43%	1.15%	1.70%	11.96%	12.52%
2019	10.82	11.13	49,762	550,600	1.05%	1.15%	1.80%	19.73%	20.33%
Delaware Ivy VIP Energy Class II
2023	$6.77	$8.02	548,077	$3,883,128	3.74%	0.30%	1.80%	2.16%	3.70%
2022	6.63	7.74	528,923	3,654,618	3.12%	0.30%	1.80%	47.80%	49.72%
2021	4.48	5.10	416,003	1,926,730	1.59%	0.50%	1.80%	39.61%	41.29%
2020	3.23	3.61	319,995	1,060,547	2.19%	0.50%	1.70%	(37.90)%	(37.15)%
2019	5.21	5.75	204,128	1,082,752	0.00%	0.50%	1.70%	1.73%	2.96%
DFA VA Global Bond Institutional Class (5)
08/22/2023 - 12/31/2023	$9.61	$9.61	3,951	$37,977	19.01%	0.45%	0.45%	1.92%	1.92%
DFA VA International Value Institutional Class (5)
08/30/2023 - 12/31/2023	$12.63	$12.63	2,821	$35,642	18.50%	0.45%	0.45%	4.84%	4.84%
DFA VA Short-Term Fixed Institutional Class (5)
04/13/2023 - 12/31/2023	$10.22	$10.22	11,264	$115,162	8.33%	0.45%	0.45%	3.29%	3.29%
DFA VA US Large Value Institutional Class
2023	$12.46	$12.46	25,057	$312,106	5.05%	0.45%	0.45%	10.43%	10.43%
12/06/2022 - 12/31/2022	11.28	11.28	5,743	64,779	See Note (7)	0.45%	0.45%	(0.83)%	(0.83)%
Fidelity VIP Consumer Discretionary Initial Class (5)
08/22/2023 - 12/31/2023	$10.26	$10.26	5,506	$56,517	0.30%	0.45%	0.45%	11.69%	11.69%
Fidelity VIP Contrafund Initial Class (5)
05/15/2023 - 12/31/2023	$11.89	$11.89	4,280	$50,878	0.88%	0.45%	0.45%	18.73%	18.73%
Fidelity VIP Contrafund Service Class 2
2023	$13.38	$33.40	1,392,098	$42,637,463	0.26%	0.30%	1.85%	30.69%	32.72%
2022	18.02	25.28	1,445,878	33,794,093	0.27%	0.30%	1.85%	(27.83)%	(26.71)%
2021	24.64	34.65	1,366,969	44,036,527	0.03%	0.30%	1.85%	25.17%	27.13%
2020	19.42	27.39	1,297,656	33,320,279	0.07%	0.30%	1.85%	27.85%	29.84%
2019	14.99	21.26	1,268,217	25,314,064	0.22%	0.30%	1.85%	28.87%	30.88%
Fidelity VIP FundsManager 60% Investor Class (5)
07/25/2023 - 12/31/2023	$10.33	$10.33	659,492	$6,811,645	7.44%	1.00%	1.00%	3.63%	3.63%
Fidelity VIP FundsManager 60% Service Class 2
2023	$9.88	$21.06	2,597,790	$42,017,796	2.21%	0.30%	1.85%	11.99%	13.73%
2022	8.77	18.53	2,574,726	38,488,862	1.72%	0.30%	1.85%	(16.80)%	(15.50)%
2021	10.48	21.96	2,291,982	42,854,738	0.97%	0.30%	1.85%	10.15%	11.76%
2020	13.69	19.65	2,070,740	35,291,993	0.93%	0.30%	1.85%	12.81%	14.46%
2019	12.07	17.16	2,120,981	31,855,617	1.37%	0.30%	1.85%	18.05%	19.89%

See Notes to Financial Statements	SA-63	See explanation of references on page SA-68

 SEPARATE ACCOUNT A

 FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest

Fidelity VIP Government Money Market Initial Class (5)
04/24/2023 - 12/31/2023	$10.46	$10.50	80,627	$843,618	4.97%	0.45%	0.60%	3.16%	3.16%
Fidelity VIP Government Money Market Service Class
2023	$9.20	$10.86	3,392,793	$33,060,258	4.71%	0.30%	1.95%	2.78%	4.49%
2022	8.95	10.39	2,789,343	26,209,928	1.42%	0.30%	1.95%	(0.59)%	1.06%
2021	9.00	10.28	1,980,259	18,771,461	0.01%	0.30%	1.95%	(1.92)%	(0.29)%
2020	9.18	10.31	3,469,686	33,023,990	0.21%	0.30%	1.95%	(1.66)%	(0.02)%
2019	9.33	10.32	2,342,735	22,547,886	1.88%	0.30%	1.95%	(0.05)%	1.61%
Fidelity VIP Index 500 Initial Class (5)
06/16/2023 - 12/31/2023	$12.56	$12.56	4,005	$50,310	3.14%	0.45%	0.45%	8.76%	8.76%
Fidelity VIP Investment Grade Bond Initial Class (5)
06/16/2023 - 12/31/2023	$9.12	$9.12	26,617	$242,804	6.55%	0.45%	0.45%	3.08%	3.08%
Fidelity VIP Strategic Income Service Class 2
2023	$11.29	$13.01	570,883	$6,768,246	4.54%	0.30%	1.80%	7.24%	8.85%
2022	10.53	11.97	523,668	5,760,791	3.29%	0.30%	1.80%	(13.09)%	(11.78)%
2021	12.11	13.58	614,445	7,729,030	2.60%	0.30%	1.85%	1.69%	3.22%
2020	11.87	13.17	496,677	6,115,170	3.10%	0.30%	1.85%	5.20%	6.84%
2019	11.28	12.34	542,010	6,311,547	3.20%	0.30%	1.85%	8.63%	10.32%
First Trust Dorsey Wright Tactical Core Class I
2023	$13.16	$15.22	151,162	$2,085,898	2.01%	0.30%	1.85%	9.25%	10.07%
2022	12.05	12.71	146,775	1,846,824	1.51%	0.30%	1.85%	(18.57)%	(17.96)%
2021	14.80	15.50	182,763	2,800,341	0.39%	1.10%	1.85%	11.95%	12.63%
2020	13.34	13.76	148,482	2,028,978	0.46%	1.10%	1.80%	9.22%	9.88%
2019	12.16	12.52	230,103	2,859,791	0.65%	1.10%	1.80%	18.83%	19.66%
First Trust Multi Income Allocation Class I
2023	$12.88	$13.73	81,362	$1,086,792	3.22%	0.30%	1.80%	7.00%	8.62%
2022	11.92	12.64	121,378	1,506,394	2.95%	0.30%	1.80%	(9.08)%	(7.80)%
2021	13.22	13.74	74,804	1,017,541	2.39%	0.30%	1.70%	10.79%	12.35%
2020	11.94	12.34	63,213	771,686	1.99%	0.30%	1.70%	0.76%	2.18%
2019	11.85	12.19	80,545	971,131	2.35%	0.30%	1.70%	14.42%	16.03%
First Trust/Dow Jones Dividend & Income Allocation Class I
2023	$9.88	$20.66	2,970,840	$49,495,656	2.24%	0.30%	1.85%	8.49%	10.18%
2022	9.06	18.81	3,096,757	48,883,336	1.42%	0.30%	1.85%	(13.81)%	(12.46)%
2021	10.45	21.55	3,026,924	56,180,043	0.95%	0.30%	1.85%	10.19%	11.91%
2020	13.03	19.31	2,926,944	49,629,227	1.49%	0.30%	1.85%	5.83%	7.48%
2019	12.24	18.02	3,070,545	49,008,538	1.58%	0.30%	2.00%	18.56%	20.41%
Franklin Allocation VIP Class 2
2023	$18.69	$20.62	8,853	$177,644	1.45%	0.75%	1.30%	13.14%	13.76%
2022	16.52	18.13	8,823	155,832	1.54%	0.75%	1.30%	(17.08)%	(16.63)%
2021	19.93	21.74	8,193	173,825	1.73%	0.75%	1.30%	10.24%	10.85%
2020	18.08	19.61	7,811	149,542	1.44%	0.75%	1.30%	10.30%	10.91%
2019	16.39	17.68	7,481	129,136	3.61%	0.75%	1.30%	18.31%	18.96%
Franklin Allocation VIP Class 4
2023	$9.84	$19.47	873,069	$12,841,454	1.28%	0.30%	1.85%	12.53%	14.28%
2022	8.70	17.26	834,517	11,519,231	1.49%	0.30%	1.85%	(17.73)%	(16.44)%
2021	10.52	20.92	825,709	14,177,915	1.57%	0.30%	1.85%	9.49%	11.20%
2020	13.70	19.06	809,881	12,820,083	1.32%	0.30%	1.85%	9.70%	11.42%
2019	12.30	17.33	745,663	10,820,775	3.41%	0.30%	1.85%	17.37%	19.08%
Franklin Income VIP Class 2
2023	$12.91	$14.79	859,181	$11,703,084	5.24%	0.30%	1.85%	6.64%	8.30%
2022	12.11	13.66	895,553	11,369,908	4.77%	0.30%	1.85%	(7.20)%	(5.76)%
2021	13.05	14.49	830,074	11,293,268	4.66%	0.30%	1.85%	14.62%	16.40%
2020	11.38	12.45	844,312	9,958,175	5.75%	0.30%	1.85%	(1.15)%	0.39%
2019	11.52	12.40	979,117	11,608,410	5.60%	0.30%	1.85%	13.93%	14.79%
Franklin Mutual Global Discovery VIP Class 2
2023	$17.18	$25.76	199,790	$3,984,403	2.37%	0.30%	1.85%	18.11%	19.41%
2022	14.53	21.57	255,792	4,246,970	1.31%	0.30%	1.85%	(6.49)%	(5.46)%
2021	15.51	22.82	279,626	4,924,319	2.56%	0.30%	1.85%	16.95%	18.24%
2020	13.24	19.30	350,404	5,233,294	2.30%	0.40%	1.85%	(6.21)%	(4.84)%
2019	14.10	20.35	370,073	5,739,296	1.55%	0.40%	1.85%	22.09%	23.87%
Franklin Rising Dividends VIP Class 1
2023	$12.46	$12.46	1,292	$16,104	1.12%	0.45%	0.45%	11.89%	11.89%
08/25/2022 - 12/31/2022	11.14	11.14	1,270	14,146	0.00%	0.45%	0.45%	(1.31)%	(1.31)%

See Notes to Financial Statements	SA-64	See explanation of references on page SA-68

 SEPARATE ACCOUNT A

 FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest

Franklin Rising Dividends VIP Class 2
2023	$21.23	$29.80	461,507	$12,477,633	0.94%	0.30%	1.85%	10.03%	11.74%
2022	19.04	26.88	513,673	12,527,581	0.80%	0.30%	1.85%	(12.21)%	(10.84)%
2021	21.40	30.39	522,340	14,450,250	0.84%	0.30%	1.85%	24.47%	26.41%
2020	16.96	24.24	583,366	12,891,097	1.24%	0.30%	1.85%	13.84%	15.62%
2019	14.70	21.13	664,783	12,873,709	1.23%	0.30%	1.85%	26.86%	28.84%
Templeton Global Bond VIP Class 2
2023	$7.68	$10.82	437,493	$3,567,811	0.00%	0.30%	1.85%	1.00%	2.58%
2022	7.59	10.60	521,452	4,175,712	0.00%	0.30%	1.85%	(6.69)%	(5.23)%
2021	8.12	11.24	643,218	5,510,416	0.00%	0.30%	1.85%	(6.73)%	(5.28)%
2020	8.70	11.92	693,142	6,300,589	8.27%	0.30%	1.85%	(7.02)%	(5.56)%
2019	9.34	12.67	825,399	8,011,967	7.17%	0.30%	1.85%	0.14%	1.71%
Janus Henderson Balanced Service Shares
2023	$10.24	$23.82	25,946,171	$470,993,618	1.81%	0.30%	1.85%	13.03%	14.79%
2022	9.01	20.78	24,154,199	409,347,459	1.11%	0.30%	1.85%	(18.14)%	(16.87)%
2021	10.95	25.02	21,201,007	458,561,186	0.69%	0.30%	1.85%	14.77%	16.56%
2020	14.81	21.48	18,083,049	345,115,466	1.56%	0.30%	1.85%	11.94%	13.69%
2019	13.21	18.92	15,309,411	260,453,551	1.70%	0.30%	1.85%	20.03%	21.91%
Janus Henderson Flexible Bond Service Shares
2023	$9.58	$10.81	259,548	$2,634,524	3.63%	0.30%	1.85%	3.37%	4.98%
2022	9.27	10.30	242,745	2,370,696	1.93%	0.30%	1.85%	(15.48)%	(14.16)%
2021	10.96	11.99	282,188	3,244,916	1.85%	0.30%	1.85%	(2.93)%	(1.41)%
2020	11.29	12.17	221,172	2,599,800	2.45%	0.30%	1.85%	8.23%	9.92%
2019	10.43	11.07	187,412	2,018,458	2.86%	0.30%	1.85%	7.27%	8.95%
ClearBridge Variable Aggressive Growth - Class II
2023	$13.61	$15.41	58,626	$823,622	0.06%	0.30%	1.65%	22.11%	23.76%
2022	11.15	12.45	67,561	774,357	0.00%	0.30%	1.85%	(27.93)%	(26.81)%
2021	15.25	17.01	87,945	1,385,391	0.17%	0.30%	1.85%	8.08%	9.71%
2020	14.15	15.50	48,591	707,537	0.60%	0.30%	1.80%	15.63%	17.38%
2019	12.24	13.21	46,657	584,246	0.79%	0.30%	1.80%	22.52%	24.37%
Lord Abbett Bond Debenture Class VC
2023	$12.00	$14.53	389,007	$4,991,876	5.24%	0.30%	1.85%	4.60%	6.23%
2022	11.42	13.69	359,104	4,381,921	3.89%	0.30%	1.85%	(14.40)%	(13.06)%
2021	13.00	15.77	448,435	6,380,824	3.17%	0.30%	1.85%	1.38%	2.97%
2020	12.76	15.33	371,185	5,174,304	3.63%	0.30%	1.85%	5.34%	6.98%
2019	11.85	14.34	477,216	6,243,103	5.29%	0.30%	1.85%	11.28%	13.01%
Lord Abbett Total Return Class VC
2023	$9.70	$12.94	484,104	$5,183,695	4.08%	0.30%	1.85%	4.39%	6.02%
2022	9.29	12.26	539,214	5,483,421	3.24%	0.30%	1.85%	(15.62)%	(14.30)%
2021	11.01	14.37	586,358	7,001,997	1.89%	0.30%	1.85%	(2.07)%	(0.54)%
2020	11.24	14.51	556,459	6,751,459	2.40%	0.30%	1.85%	5.46%	7.10%
2019	10.66	13.61	554,177	6,344,069	2.66%	0.30%	1.85%	6.42%	8.08%
MFS Massachusetts Investors Growth Stock - Service Class
2023	$26.36	$26.83	23,493	$627,855	0.05%	0.75%	0.95%	22.54%	22.78%
2022	21.51	21.85	25,445	553,556	0.00%	0.75%	0.95%	(20.21)%	(20.05)%
2021	26.96	27.33	27,000	735,319	0.03%	0.75%	0.95%	24.47%	24.72%
2020	21.66	21.91	31,066	678,690	0.23%	0.75%	0.95%	21.04%	21.29%
2019	17.90	18.07	38,834	699,323	0.34%	0.75%	0.95%	38.26%	38.54%
MFS Total Return Series - Service Class
2023	$10.09	$22.07	2,344,825	$39,616,744	1.83%	0.30%	1.85%	8.20%	9.89%
2022	9.28	20.10	2,329,635	37,294,735	1.50%	0.30%	1.85%	(11.49)%	(10.11)%
2021	10.42	22.39	2,115,821	39,058,927	1.64%	0.30%	1.85%	11.75%	13.38%
2020	12.80	19.80	2,036,187	33,901,742	2.10%	0.40%	1.85%	7.51%	9.08%
2019	11.84	18.21	2,058,464	31,763,722	2.10%	0.40%	1.85%	17.92%	19.64%
MFS Utilities Series - Initial Class (5)
06/16/2023 - 12/31/2023	$11.08	$11.08	2,128	$23,566	6.12%	0.45%	0.45%	(2.83)%	(2.83)%
MFS Utilities Series - Service Class
2023	$15.82	$19.20	275,780	$4,665,504	3.39%	0.30%	1.85%	(4.12)%	(2.62)%
2022	16.49	19.81	280,946	4,927,409	2.25%	0.30%	1.85%	(1.36)%	0.18%
2021	16.86	19.86	267,962	4,742,961	1.52%	0.30%	1.85%	11.74%	13.48%
2020	15.06	18.56	272,754	4,308,866	2.13%	0.30%	1.85%	3.68%	5.20%
2019	14.41	17.65	301,907	4,580,547	3.80%	0.40%	1.85%	22.51%	24.30%

See Notes to Financial Statements	SA-65	See explanation of references on page SA-68

 SEPARATE ACCOUNT A

 FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest

MFS Value Series - Service Class
2023	$28.89	$36.29	26,582	$828,521	1.41%	0.75%	1.30%	6.25%	6.83%
2022	27.19	33.97	28,793	840,262	1.14%	0.75%	1.30%	(7.35)%	(6.84)%
2021	29.35	36.46	32,921	1,032,660	1.15%	0.75%	1.30%	23.54%	24.22%
2020	23.76	29.35	40,249	1,021,212	1.39%	0.75%	1.30%	1.89%	2.45%
2019	23.32	28.65	42,088	1,041,862	1.90%	0.75%	1.30%	27.83%	28.54%
Neuberger Berman U.S. Equity Index PutWrite Strategy Class S
2023	$12.97	$13.18	17,922	$235,582	0.00%	1.20%	1.40%	13.41%	13.63%
2022	11.44	11.60	11,250	130,146	0.00%	1.20%	1.40%	(12.51)%	(12.34)%
2021	13.07	13.24	8,121	107,066	0.23%	1.20%	1.40%	16.30%	16.54%
2020	11.24	11.36	14,890	168,817	0.86%	1.20%	1.40%	6.75%	6.97%
2019	10.53	10.62	14,644	155,272	0.16%	1.20%	1.40%	13.66%	13.88%
PIMCO All Asset - Advisor Class
2023	$12.84	$13.05	12,067	$157,414	2.55%	1.20%	1.65%	6.25%	6.73%
2022	12.08	12.23	18,530	225,786	7.60%	1.20%	1.65%	(13.31)%	(12.92)%
2021	13.94	14.04	16,590	232,539	10.93%	1.20%	1.65%	14.31%	14.66%
06/01/2020 - 12/31/2020	12.22	12.25	10,124	123,977	4.31%	1.20%	1.50%	16.16%	16.36%
PIMCO CommodityRealReturn Strategy - Advisor Class
2023	$6.34	$12.96	235,275	$1,684,945	14.73%	0.30%	1.85%	(9.62)%	(8.21)%
2022	7.01	14.12	196,177	1,544,000	21.57%	0.30%	1.85%	6.68%	8.34%
2021	6.57	13.03	121,791	912,209	4.35%	0.30%	1.85%	30.67%	32.71%
2020	5.03	9.82	72,940	404,040	6.21%	0.30%	1.85%	(0.63)%	0.07%
2019	5.06	5.61	90,377	497,928	4.29%	1.10%	1.85%	9.31%	10.08%
PIMCO Emerging Markets Bond - Institutional Class (5)
06/20/2023 - 12/31/2023	$9.13	$9.13	1,070	$9,772	6.13%	0.45%	0.45%	7.56%	7.56%
PIMCO Income - Advisor Class
2023	$10.74	$11.28	236,216	$2,593,295	5.23%	0.30%	1.65%	6.39%	7.84%
2022	10.09	10.46	179,837	1,841,783	3.75%	0.30%	1.80%	(9.07)%	(8.07)%
2021	11.18	11.38	122,952	1,381,349	2.83%	0.30%	1.65%	0.48%	1.49%
06/01/2020 - 12/31/2020	11.10	11.20	33,645	375,263	2.92%	0.40%	1.65%	7.85%	7.85%
PIMCO Low Duration - Institutional Class (5),(6)
04/25/2023 - 12/01/2023	$9.63	$9.63	-	$-	3.88%	0.45%	0.45%	1.69%	1.69%
PIMCO Total Return - Institutional Class
2023	$8.95	$8.95	12,798	$114,496	3.73%	0.45%	0.45%	5.62%	5.62%
12/06/2022 - 12/31/2022	8.47	8.47	7,740	65,565	4.68%	0.45%	0.45%	(1.04)%	(1.04)%
Schwab S&P 500 Index (5)
05/23/2023 - 12/31/2023	$12.59	$12.59	12,237	$154,052	1.17%	0.45%	0.45%	15.82%	15.82%
Schwab VIT Balanced
2023	$14.81	$14.81	295,498	$4,377,082	1.86%	0.60%	0.60%	11.29%	11.29%
2022	13.31	13.31	305,434	4,065,192	1.43%	0.60%	0.60%	(15.22)%	(15.22)%
2021	15.70	15.70	320,556	5,032,331	1.32%	0.60%	0.60%	7.54%	7.54%
2020	14.60	14.60	338,208	4,937,141	1.89%	0.60%	0.60%	7.58%	7.58%
2019	13.57	13.57	289,601	3,929,665	1.56%	0.60%	0.60%	13.56%	13.56%
Schwab VIT Balanced with Growth
2023	$17.39	$17.39	440,840	$7,667,512	1.66%	0.60%	0.60%	14.17%	14.17%
2022	15.23	15.23	476,004	7,251,571	1.62%	0.60%	0.60%	(16.51)%	(16.51)%
2021	18.25	18.25	477,854	8,718,882	1.34%	0.60%	0.60%	10.76%	10.76%
2020	16.47	16.47	530,580	8,740,754	2.03%	0.60%	0.60%	9.43%	9.43%
2019	15.05	15.05	564,874	8,503,866	1.87%	0.60%	0.60%	17.34%	17.34%
Schwab VIT Growth
2023	$20.20	$20.20	198,966	$4,018,254	1.57%	0.60%	0.60%	16.82%	16.82%
2022	17.29	17.29	210,378	3,636,909	1.73%	0.60%	0.60%	(17.74)%	(17.74)%
2021	21.01	21.01	223,031	4,686,910	1.32%	0.60%	0.60%	13.98%	13.98%
2020	18.44	18.44	251,894	4,644,075	2.01%	0.60%	0.60%	10.67%	10.67%
2019	16.66	16.66	289,593	4,824,304	1.83%	0.60%	0.60%	20.12%	20.12%
State Street Total Return V.I.S. Class 3
2023	$9.74	$25.67	942,890	$15,752,368	2.07%	0.30%	2.00%	12.93%	14.86%
2022	8.59	22.37	927,873	14,276,548	0.40%	0.30%	2.00%	(18.37)%	(16.97)%
2021	10.43	26.97	955,868	18,323,032	1.85%	0.30%	2.00%	10.96%	12.86%
2020	12.06	23.92	1,018,022	17,562,108	1.59%	0.30%	2.00%	4.04%	5.82%
2019	11.51	22.63	1,121,297	18,687,701	2.04%	0.30%	2.00%	13.28%	15.22%
T. Rowe Price Blue Chip Growth - I (5)
04/13/2023 - 12/31/2023	$10.11	$10.11	36,285	$366,946	0.00%	0.45%	0.45%	26.70%	26.70%

See Notes to Financial Statements	SA-66	See explanation of references on page SA-68

 SEPARATE ACCOUNT A

 FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest

T. Rowe Price Health Sciences - I
2023	$9.40	$9.40	4,859	$45,652	0.00%	0.45%	0.45%	2.50%	2.50%
07/01/2022 - 12/31/2022	9.17	9.17	1,529	14,012	0.00%	0.45%	0.45%	4.53%	4.53%
VanEck VIP Global Resources Class S
2023	$7.79	$8.86	116,942	$1,016,714	2.27%	0.30%	1.80%	(5.55)%	(4.12)%
2022	8.24	11.39	204,817	1,875,835	1.39%	0.30%	1.85%	6.20%	7.80%
2021	7.76	10.57	193,779	1,643,060	0.33%	0.30%	1.80%	16.68%	18.32%
2020	6.74	8.93	135,896	991,527	0.72%	0.30%	1.70%	16.82%	18.47%
2019	5.77	7.54	155,799	972,038	0.00%	0.30%	1.70%	9.67%	11.21%
Vanguard VIF Balanced
2023	$11.24	$11.29	164,541	$1,855,948	1.85%	0.45%	0.60%	13.81%	13.81%
05/31/2022 - 12/31/2022	9.92	9.92	145,591	1,443,709	0.00%	0.45%	0.60%	(3.89)%	(3.89)%
Vanguard VIF Capital Growth (5)
08/22/2023 - 12/31/2023	$12.00	$12.00	13,133	$157,632	0.00%	0.45%	0.45%	8.34%	8.34%
Vanguard VIF Conservative Allocation
2023	$9.81	$9.85	28,494	$280,165	0.95%	0.45%	0.60%	11.84%	12.01%
10/13/2022 - 12/31/2022	8.77	8.80	99,839	876,253	0.00%	0.45%	0.60%	4.51%	4.51%
Vanguard VIF Diversified Value (5)
05/02/2023 - 12/31/2023	$12.87	$12.87	46,974	$604,356	0.00%	0.60%	0.60%	14.89%	14.89%
Vanguard VIF Equity Income (5)
06/16/2023 - 12/31/2023	$12.86	$12.86	19,478	$250,401	0.00%	0.45%	0.45%	6.72%	6.72%
Vanguard VIF Equity Index (5)
08/30/2023 - 12/31/2023	$12.55	$12.55	6,173	$77,465	0.00%	0.45%	0.45%	6.01%	6.01%
Vanguard VIF High Yield Bond (5)
05/23/2023 - 12/31/2023	$10.28	$10.28	3,583	$36,845	0.00%	0.45%	0.45%	7.93%	7.93%
Vanguard VIF International (5)
08/30/2023 - 12/31/2023	$7.03	$7.03	9,831	$69,093	0.00%	0.45%	0.45%	3.74%	3.74%
Vanguard VIF Mid-Cap Index (5)
05/23/2023 - 12/31/2023	$10.85	$10.85	21,132	$229,320	0.00%	0.45%	0.45%	14.13%	14.13%
Vanguard VIF Moderate Allocation (5)
02/13/2023 - 12/31/2023	$10.21	$10.21	82,923	$846,435	2.32%	0.60%	0.60%	8.78%	8.78%
Vanguard VIF Real Estate Index
2023	$10.89	$10.89	10,608	$115,479	0.67%	0.45%	0.45%	11.20%	11.20%
07/01/2022 - 12/31/2022	9.79	9.79	1,243	12,171	0.00%	0.45%	0.45%	(9.20)%	(9.20)%
Vanguard VIF Short-Term Investment-Grade (5)
05/23/2023 - 12/31/2023	$9.83	$9.83	9,885	$97,128	0.00%	0.45%	0.45%	3.75%	3.75%
Vanguard VIF Total Bond Market Index (5)
05/15/2023 - 12/31/2023	$8.98	$8.98	29,851	$268,074	0.00%	0.45%	0.45%	2.02%	2.02%
Vanguard VIF Total International Stock Market Index
2023	$9.84	$9.88	57,240	$565,367	0.61%	0.45%	0.60%	14.85%	14.85%
10/24/2022 - 12/31/2022	8.56	8.56	3,677	31,497	0.00%	0.60%	0.60%	12.87%	12.87%
Vanguard VIF Total Stock Market Index (5)
04/25/2023 - 12/31/2023	$11.86	$11.86	38,422	$455,824	0.00%	0.45%	0.45%	18.65%	18.65%

See Notes to Financial Statements	SA-67	See explanation of references on page SA-68

 SEPARATE ACCOUNT A

 FINANCIAL HIGHLIGHTS (Continued)

Explanation of References for Financial Highlights on pages SA-56 to SA-67

(1)	The AUV is presented as a range from lowest to highest based on the ending AUV for all product groupings as of December 31 of each year or period ended. The lowest and highest AUV may be the same for a variable account if there is only one product which had investments at the end of the year or period.
(2)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios, divided by the average daily net assets (See Note 3 in Notes to Financial Statements). These ratios exclude those expenses, such as mortality and expense risk ("M&E") fees, administrative fees, and additional death benefit rider charges, if any, that are assessed against contract owner accounts, either through reductions in the unit values or the redemption of units. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized.
(3)	The expense ratios represent annualized contract fees and expenses of the Separate Account divided by the average daily net assets for each period indicated. These ratios include only those expenses that result in a direct reduction of unit values. Excluded are expenses of the underlying portfolios in which the variable accounts invest and charges made directly to contract owner accounts through the redemption of units (See Note 4 in Notes to Financial Statements). The expense ratios are presented as a range of lowest to highest based on the product groupings. The expense ratios for periods of less than one full year are annualized.
(4)	Total returns reflect changes in unit values of the underlying portfolios and deductions for M&E fees, administrative fees, and additional death benefit rider charges, if any, assessed through the daily AUV calculation. These fees and charges are assessed at annual rates ranging from 0.30% to 2.00% based on the average daily net assets of each variable account as discussed in Note 4 in Notes to Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, withdrawal and surrender charges, charges for other optional benefit riders, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Total returns are presented as a range from lowest to highest values based on the product grouping representing the minimum to maximum expense ratio amounts. Total returns for those contracts which commenced operations subsequent to the beginning of the year or period indicated for each variable account may not be within the ranges presented, and these contracts are excluded when calculating the total returns from lowest to highest as presented in the table. Total returns are calculated for each period indicated and are not annualized for periods of less than one full year.
(5)	Operations commenced or resumed during 2023 (See Note 1 in Notes to Financial Statements).
(6)	All units were fully redeemed or transferred prior to December 31, 2023. The AUV is as of the period ended as indicated.
(7)	The annualized investment income ratios for the American Funds IS Asset Allocation Class 1, American Funds IS The Bond Fund of America Class 1, and DFA VA US Large Value Institutional Class Variable Accounts were 25.66%, 17.51%, and 24.34%, respectively, for 2022. The high investment income ratios were due to large purchases received shortly before the annual investment income distributions in 2022.

See Notes to Financial Statements	SA-68

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

The Separate Account A (the “Separate Account”) of Pacific Life & Annuity Company (“PL&A”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account consists of subaccounts (each, a “Variable Account” and collectively, the “Variable Accounts”) which invest in shares of corresponding portfolios (each, a “Portfolio” and collectively, the “Portfolios”) of registered investment management companies (each, a “Fund” and collectively, the “Funds”). As of December 31, 2023, the Fund investment options are Pacific Select Fund (See Note 4), AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., American Funds Insurance Series®, BlackRock Variable Series Funds, Inc., BlackRock Variable Series Fund II, Inc., DFA Investment Dimensions Group Inc., Fidelity Variable Insurance Products Funds, First Trust Variable Insurance Trust, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Ivy Variable Insurance Portfolios, Janus Aspen Series, Legg Mason Partners Variable Equity Trust, Lord Abbett Series Fund, Inc., MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Neuberger Berman Advisers Management Trust, Northern Lights Variable Trust, PIMCO Variable Insurance Trust, Schwab Annuity Portfolios, State Street Variable Insurance Series Funds, Inc., T. Rowe Price Equity Series, Inc., Van Eck VIP Trust, and Vanguard Variable Insurance Fund. The Variable Accounts which have not commenced operations as of December 31, 2023 are not presented in this annual report.

Each of the Portfolios pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account's financial statements.

The following Variable Accounts commenced or resumed operations during 2023:

	Commenced		Commenced
	or Resumed		or Resumed
Variable Accounts	Operations on	Variable Accounts	Operations on
Floating Rate Income Class P	May 15, 2023	MFS Utilities Series - Initial Class	June 16, 2023
American Century Inflation Protection Class I	June 16, 2023	PIMCO Emerging Markets Bond - Institutional Class	June 20, 2023
American Funds IS Capital Income Builder Class 1	April 25, 2023	PIMCO Low Duration - Institutional Class	April 25, 2023
American Funds IS International Growth and Income Class 1	June 16, 2023	Schwab S&P 500 Index	May 23, 2023
American Funds IS Managed Risk Asset Allocation Class P1	May 15, 2023	T. Rowe Price Blue Chip Growth - I	April 13, 2023
American Funds IS New World Fund Class 1	May 23, 2023	Vanguard VIF Capital Growth	August 22, 2023
American Funds IS U.S. Government Securities Class 1	May 23, 2023	Vanguard VIF Diversified Value	May 2, 2023
DFA VA Global Bond Institutional Class	August 22, 2023	Vanguard VIF Equity Income	June 16, 2023
DFA VA International Value Institutional Class	August 30, 2023	Vanguard VIF Equity Index	August 30, 2023
DFA VA Short-Term Fixed Institutional Class	April 13, 2023	Vanguard VIF High Yield Bond	May 23, 2023
Fidelity VIP Consumer Discretionary Initial Class	August 22, 2023	Vanguard VIF International	August 30, 2023
Fidelity VIP Contrafund Initial Class	May 15, 2023	Vanguard VIF Mid-Cap Index	May 23, 2023
Fidelity VIP FundsManager 60% Investor Class	July 25, 2023	Vanguard VIF Moderate Allocation	February 13, 2023
Fidelity VIP Government Money Market Initial Class	April 24, 2023	Vanguard VIF Short-Term Investment-Grade	May 23, 2023
Fidelity VIP Index 500 Initial Class	June 16, 2023	Vanguard VIF Total Bond Market Index	May 15, 2023
Fidelity VIP Investment Grade Bond Initial Class	June 16, 2023	Vanguard VIF Total Stock Market Index	April 25, 2023

The units in the Floating Rate Income Class P, American Funds IS Capital Income Builder Class 1, American Funds IS Managed Risk Asset Allocation Class P1, and PIMCO Low Duration - Institutional Class Variable Accounts were fully redeemed or transferred prior to December 31, 2023.

On April 25, 2023, the JPMorgan Insurance Trust Global Allocation Class 2 and the JPMorgan Trust Income Builder Class 2 Variable Accounts were liquidated. Any units that remained in these Variable Accounts after the close of business on the liquidation dates were transferred to the Fidelity VIP Government Money Market Service Class Variable Account. Such transfers were based on the Variable Accounts’ accumulation unit values and the relative net asset values of the respective Portfolios as of the close of the business of the liquidation dates. Because these Variable Accounts were liquidated prior to December 31, 2023, no other information for these Variable Accounts is included in this annual report.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of PL&A. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by PL&A, but the obligations of the Separate Account, including benefits related to variable annuity contracts, are obligations of PL&A.

The Separate Account funds individual flexible premium deferred variable annuity contracts (the "Contracts"). The investments of the Separate Account are carried at fair value.

SA-69

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Separate Account qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to Investment Companies Topic of U.S. GAAP.

A. Valuation of Investments

The fair value of the Variable Account’s investments in mutual funds is based on the computed net asset values (“NAV”) of the corresponding Portfolios, which are obtained from the transfer agents or Fund companies and reflect the fair values of the Portfolio investments. The NAV is calculated daily upon the close of the New York Stock Exchange and is based on the fair values of the underlying securities. Valuation of the underlying securities is discussed in the notes to the Funds’ financial statements.

B. Security Transactions and Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividends and capital gains distributions, if any, from mutual fund investments are recorded on the ex-dividend date.

C. Federal Income Taxes

The operations of the Separate Account are included within the total operations of PL&A, which files income tax returns as part of the Pacific Mutual Holding Company consolidated federal income tax return. Section 817(h) of the Internal Revenue Code (“the Code”) requires that the investments of the Separate Account must be adequately diversified in accordance with Treasury regulations in order to qualify as an annuity contract under Section 72 of the Code. The Separate Account complies with the diversification requirements. Under the current tax law, no federal income taxes are expected to be paid with respect to the operations of the Separate Account. PL&A will periodically review the status of this policy in the event of changes in the tax law.

D. Contracts in Payout Period

Net assets allocated to Contracts in payout period are computed, on a current basis, according to the Annuity 2000 Mortality Table or 2012 IAR Mortality Table depending on the year of annuitization. The assumed investment return is 4.0 percent. The mortality risk is fully borne by PL&A and may result in additional amounts being transferred into the Variable Accounts by PL&A to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed the amounts required, transfers may be made to PL&A. These transfers, if any, are shown as adjustments to net assets allocated to contracts in payout (annuitization) period in the accompanying Statements of Changes in Net Assets.

3. DIVIDENDS AND DISTRIBUTIONS FROM MUTUAL FUND INVESTMENTS

All dividend and capital gain distributions, if any, received from the Portfolios are reinvested in additional full and fractional shares of the related Portfolios and are recorded by the Variable Accounts on the ex-dividend date.

Each of the Portfolios in the Pacific Select Fund is treated as a partnership for federal income tax purposes only (the “Partnership Portfolios”). The Partnership Portfolios are not required to distribute taxable income and capital gains for federal income tax purposes. Therefore, no dividend or capital gain distributions were received from any Portfolios in the Pacific Select Fund nor were they recorded by the applicable Variable Accounts in the Statements of Operations for the year ended December 31, 2023.

4. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS

PL&A deducts from the Separate Account daily charges for mortality and expense risks ("M&E") and administrative fees PL&A assumes, and  additional death benefit rider charges, if applicable. Contracts funded by the Separate Account currently being sold or administered, along with their respective annual expense rates, are summarized in the following table. The mortality risk assumed by PL&A is the risk that the annuitant will live longer than predicted and will receive more annuity payments than anticipated. PL&A also assumes mortality risk in connection with any death benefit paid under the Contracts. The expense risk assumed is that expenses incurred in administering the Contracts and the Separate Account will exceed the amounts realized from fees and charges assessed against the Contracts. These charges are assessed daily at the following annual rates based on the average daily net assets of each Variable Account and result in a direct reduction in unit values. M&E fees and administrative fees are included in the Statements of Operations.

SA-70

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

	Death Benefit Options
		With Return of Investment
Pacific Advisory Contracts	Standard Death Benefit	(ROI) Death Benefit Rider
M&E Charge	0.15%	0.15%
Administrative Fee	0.15%	0.15%
Platform Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.15%
Total Annual Expenses	0.45%	0.60%

Pacific Choice Contracts (Without Stepped-Up	Standard Death Benefit	Standard Death Benefit	Standard Death Benefit
Death Benefit II Rider Charge)	With 5 Year Option	With 3 Year Option	With 0 Year Option
M&E Charge	0.95%	1.25%	1.35%
Administrative Fee	0.25%	0.25%	0.25%
Total Annual Expenses	1.20%	1.50%	1.60%

Pacific Choice Contracts (With Stepped-Up	Stepped-Up Death Benefit	Stepped-Up Death Benefit	Stepped-Up Death Benefit
Death Benefit II Rider Charge)	With 5 Year Option	With 3 Year Option	With 0 Year Option
M&E Charge	0.95%	1.25%	1.35%
Administrative Fee	0.25%	0.25%	0.25%
Death Benefit Rider Charge	0.20%	0.20%	0.20%
Total Annual Expenses	1.40%	1.70%	1.80%

		With Return of Purchase
Pacific Choice Income	Standard Death Benefit	Payments Death Benefit Rider
M&E Charge	0.90%	0.90%
Administrative Fee	0.25%	0.25%
Death Benefit Rider Charge	None	0.15%
Total Annual Expenses	1.15%	1.30%

Pacific Destinations and		With Stepped-Up	With Stepped-Up
Pacific Destination - O Series Contracts	Standard Death Benefit	Death Benefit Rider	Death Benefit II Rider
M&E Charge	0.60%	0.60%	0.60%
Administrative Fee	0.15%	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%	0.20%
Total Annual Expenses	0.75%	0.95%	0.95%

		With Stepped-Up
Pacific Destinations B Contracts	Standard Death Benefit	Death Benefit Rider
M&E Charge	1.15%	1.15%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	1.30%	1.50%

	Without Stepped-Up Death			With Stepped-Up Death
	Benefit Rider and Four Year	With Stepped-Up Death	With Four Year Withdrawal	Benefit Rider and Four Year
Pacific Journey Select Contracts	Withdrawal Charge Option	Benefit Rider Only	Charge Option Only	Withdrawal Charge Option
M&E Charge	0.95%	0.95%	0.95%	0.95%
Administrative Fee	0.15%	0.15%	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%	None	0.20%
Four Year Withdrawal Charge	None	None	0.35%	0.35%
Total Annual Expenses	1.10%	1.30%	1.45%	1.65%

SA-71

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

	Death Benefit Options
	Without Stepped-Up Death			With Stepped-Up Death
	Benefit Rider II and Four Year	With Stepped-Up Death	With Four Year Withdrawal	Benefit Rider II and Four Year
Pacific Navigator Contracts	Withdrawal Charge Option	Benefit Rider II Only	Charge Option Only	Withdrawal Charge Option
M&E Charge	1.05%	1.05%	1.05%	1.05%
Administrative Fee	0.25%	0.25%	0.25%	0.25%
Death Benefit Rider II Charge	None	0.20%	None	0.20%
Four Year Withdrawal Charge	None	None	0.45%	0.45%
Total Annual Expenses	1.30%	1.50%	1.75%	1.95%

Pacific Odyssey Contracts		With Stepped-Up
(issued on or after 12/1/2016)	Standard Death Benefit	Death Benefit Rider
M&E Charge	0.15%	0.15%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	0.30%	0.50%

Pacific Odyssey Contracts		With Stepped-Up
(issued prior to 12/1/2016)	Standard Death Benefit	Death Benefit Rider
M&E Charge	0.15%	0.15%
Administrative Fee	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	0.40%	0.60%

		With Stepped-Up
Pacific One Select Contracts	Standard Death Benefit	Death Benefit Rider
M&E Charge	1.50%	1.50%
Administrative Fee	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	1.75%	1.95%

		With Stepped-Up
Pacific Portfolios Contracts	Standard Death Benefit	Death Benefit Rider
M&E Charge	1.25%	1.25%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	1.40%	1.60%

		With Return of Purchase	With Stepped-Up
Pacific Quest	Standard Death Benefit	Payments Death Benefit Rider	Death Benefit Rider
M&E Charge	0.70%	0.70%	0.70%
Administrative Fee	0.25%	0.25%	0.25%
Death Benefit Rider Charge	None	0.10%	0.40%
Total Annual Expenses	0.95%	1.05%	1.35%

Pacific Value and		With Stepped-Up
Pacific Innovations Select Contracts	Standard Death Benefit	Death Benefit Rider
M&E Charge	1.40%	1.40%
Administrative Fee	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	1.65%	1.85%

		With Stepped-Up
Pacific Value Edge Contracts	Standard Death Benefit	Death Benefit Rider
M&E Charge	1.55%	1.55%
Administrative Fee	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	1.80%	2.00%

SA-72

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

	Death Benefit Options
		With Stepped-Up
Pacific Value Select Contracts	Standard Death Benefit	Death Benefit Rider
M&E Charge	1.45%	1.45%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	1.60%	1.80%

		With Stepped-Up
Pacific Voyages Contracts	Standard Death Benefit	Death Benefit Rider
M&E Charge	1.00%	1.00%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	1.15%	1.35%

Schwab Retirement Income		With Return of Purchase	With Stepped-Up
Variable Annuity Contracts	Standard Death Benefit	Payments Death Benefit Rider	Death Benefit Rider
M&E Charge	0.35%	0.35%	0.35%
Administrative Fee	0.25%	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%	0.40%
Total Annual Expenses	0.60%	0.80%	1.00%

Under the Contracts, PL&A makes certain deductions from the net assets of each Variable Account through a redemption of units for maintenance fees, any other optional riders, any state premium taxes, and any withdrawal and surrender charges, and are shown as a decrease in net assets from contract owner transactions in the accompanying Statements of Changes in Net Assets. For certain Contracts, a surrender charge is imposed if the Contract is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual Contract. Most Contracts offer optional benefits that can be added to the Contract by rider. The charges for riders can range depending on the individual contract. These fees and charges are assessed directly to each Contract owner account through a redemption of units. Withdrawal and surrender charges are included in contract benefits and terminations; and maintenance fees, any other optional benefit riders and state premium taxes are included in contract charges and deductions in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by PL&A and are not reflected in the accompanying financial statements.

In addition to charges and expenses described above, the Variable Accounts also indirectly bear a portion of the operating expenses of the applicable Portfolios in which they invest.

PL&A is a wholly-owned subsidiary of Pacific Life Insurance Company ("Pacific Life"). The assets of certain Variable Accounts invest in Class D, Class I, or Class P shares of the corresponding Portfolios of Pacific Select Fund ("PSF"). Each Portfolio of PSF pays an advisory fee to Pacific Life Fund Advisors LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF's Investment Advisory Agreement and pays a class-specific non-12b-1 service fee for Class I shares and a class-specific 12b-1 distribution and service fee for Class D shares to Pacific Select Distributors, LLC ("PSD"), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under PSF's non-12b-1 Service Plan and 12b-1 Distribution and Service Plan. Each Portfolio of PSF also compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF Administration and Support Services Agreement for providing services to PSF that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and distribution and/or service fee rates are disclosed in the notes to financial statements of PSF, which are provided separately. For the year ended December 31, 2023, PLFA received net advisory fees from the Portfolios of PSF at effective annual rates ranging from 0.05% to 0.90%, and PSD received a non-12b-1 service fee of 0.20% on Class I shares only and a 12b-1 service fee of 0.20% and a distribution fee of 0.05% on Class D shares only, all of which are based on the average daily net assets of each Portfolio.

5. RELATED PARTY AGREEMENT

PSD serves as principal underwriter of the Contracts funded by interests in the Separate Account, without remuneration from the Separate Account.

SA-73

 SEPARATE ACCOUNT A

 NOTES TO FINANCIAL STATEMENTS (Continued)

6. FAIR VALUE MEASUREMENTS

The Variable Accounts characterize their holdings in the Portfolios as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices (unadjusted) in active markets for identical holdings

Level 2 – Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

Level 3 – Significant unobservable inputs that are not corroborated by observable market data

The inputs or methodologies used for valuing the Variable Accounts' holdings are not necessarily an indication of risks associated with investing in those holdings. As of December 31, 2023, the Variable Accounts' holdings as presented in the Investments section were all categorized as Level 1 under the three-tier hierarchy of inputs.

7. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year or period ended December 31, 2023 and 2022 were as follows:

	2023			2022
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Core Income Class I	29,629	(28,051)	1,578	36,910	(19,092)	17,818
Diversified Bond Class I	113,521	(130,657)	(17,136)	140,042	(247,196)	(107,154)
Floating Rate Income Class I	171,284	(243,312)	(72,028)	247,576	(201,754)	45,822
Floating Rate Income Class P	1,186	(1,186)	-
High Yield Bond Class I	56,292	(87,990)	(31,698)	114,607	(136,840)	(22,233)
Inflation Managed Class I	76,136	(188,805)	(112,669)	288,404	(167,793)	120,611
Intermediate Bond Class I	16,791	(1,314)	15,477	35,268	(4,673)	30,595
Managed Bond Class I	95,429	(129,370)	(33,941)	69,178	(269,352)	(200,174)
Short Duration Bond Class I	194,325	(268,822)	(74,497)	185,946	(249,633)	(63,687)
Emerging Markets Debt Class I	19,126	(28,302)	(9,176)	9,681	(41,580)	(31,899)
Dividend Growth Class I	175,902	(192,480)	(16,578)	241,616	(108,364)	133,252
Equity Index Class I	385,407	(905,399)	(519,992)	686,325	(542,529)	143,796
Focused Growth Class I	46,134	(44,805)	1,329	48,792	(74,473)	(25,681)
Growth Class I	51,989	(58,469)	(6,480)	61,390	(52,305)	9,085
Hedged Equity Class I	1,800,891	(396,208)	1,404,683	1,595,899	(114,363)	1,481,536
Large-Cap Core Class I	40,281	(36,348)	3,933	47,340	(57,043)	(9,703)
Large-Cap Growth Class I	86,621	(111,033)	(24,412)	78,118	(96,364)	(18,246)
Large-Cap Value Class I	76,334	(95,113)	(18,779)	108,348	(89,564)	18,784
Mid-Cap Equity Class I	25,440	(55,105)	(29,665)	55,515	(34,006)	21,509
Mid-Cap Growth Class I	56,140	(80,836)	(24,696)	59,725	(68,758)	(9,033)
Mid-Cap Value Class I	83,162	(47,948)	35,214	28,818	(68,463)	(39,645)
Small-Cap Equity Class I	133,199	(40,309)	92,890	58,883	(20,946)	37,937
Small-Cap Growth Class I	32,681	(45,028)	(12,347)	48,131	(53,594)	(5,463)
Small-Cap Index Class I	169,395	(108,195)	61,200	107,318	(79,605)	27,713
Small-Cap Value Class I	41,170	(45,447)	(4,277)	62,907	(57,951)	4,956
Value Class I	31,009	(40,122)	(9,113)	71,259	(37,184)	34,075
Value Advantage Class I	43,715	(64,141)	(20,426)	59,551	(43,349)	16,202
Emerging Markets Class I	119,203	(81,025)	38,178	106,181	(90,983)	15,198
International Growth Class I	22,004	(309)	21,695	7,592	(60)	7,532
International Large-Cap Class I	28,846	(88,065)	(59,219)	30,642	(51,410)	(20,768)
International Small-Cap Class I	8,632	(22,131)	(13,499)	10,325	(11,333)	(1,008)
International Value Class I	77,753	(85,827)	(8,074)	88,252	(154,468)	(66,216)
Health Sciences Class I	68,167	(143,868)	(75,701)	96,557	(130,367)	(33,810)
Real Estate Class I	60,018	(61,743)	(1,725)	41,085	(54,026)	(12,941)
Technology Class I	156,572	(141,681)	14,891	143,798	(120,760)	23,038
ESG Diversified Class I	55,322	(85,398)	(30,076)	88,842	(2,806)	86,036
ESG Diversified Growth Class I	3	(9)	(6)	14,448	(2)	14,446
PSF Avantis Balanced Allocation Class D	134,123	(82,060)	52,063	255,430	(125,502)	129,928
PSF Avantis Balanced Allocation Class P	-	(292)	(292)	13,439	(10)	13,429
Pacific Dynamix - Conservative Growth Class I	231,530	(378,937)	(147,407)	280,753	(431,471)	(150,718)
Pacific Dynamix - Moderate Growth Class I	1,089,688	(1,112,153)	(22,465)	1,214,995	(1,250,924)	(35,929)

SA-74

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (Continued)

	2023			2022
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Pacific Dynamix - Growth Class I	2,074,153	(740,124)	1,334,029	2,833,827	(290,939)	2,542,888
Pacific Dynamix - Growth Class P	-	(45)	(45)	3,012	(23)	2,989
Portfolio Optimization Conservative Class I	355,300	(1,568,892)	(1,213,592)	1,016,226	(1,133,826)	(117,600)
Portfolio Optimization Moderate-Conservative Class I	247,935	(1,133,319)	(885,384)	346,152	(1,020,891)	(674,739)
Portfolio Optimization Moderate Class I	533,441	(3,034,783)	(2,501,342)	485,898	(2,828,269)	(2,342,371)
Portfolio Optimization Growth Class I	223,296	(2,247,681)	(2,024,385)	421,636	(1,809,838)	(1,388,202)
Portfolio Optimization Aggressive-Growth Class I	40,372	(350,823)	(310,451)	104,833	(355,453)	(250,620)
Invesco Oppenheimer V.I. International Growth Series II	32,971	(36,282)	(3,311)	9,154	(25,168)	(16,014)
Invesco V.I. Balanced-Risk Allocation Series II	305,349	(390,772)	(85,423)	321,142	(193,280)	127,862
Invesco V.I. Equity and Income Series II	11,596	(7,814)	3,782	51,559	(47,889)	3,670
Invesco V.I. Global Real Estate Series II	26,856	(11,347)	15,509	16,868	(90,768)	(73,900)
Invesco V.I. Global Series II	42,096	(41,031)	1,065	17,907	(18,247)	(340)
Invesco V.I. Technology Series I	-	(28)	(28)	1,933	(15)	1,918
American Century Inflation Protection Class I	5,513	(27)	5,486
American Century VP Mid Cap Value Class II	38,890	(55,239)	(16,349)	77,185	(55,435)	21,750
American Funds IS American High-Income Trust Class 4	113,116	(31,758)	81,358	47,233	(124,130)	(76,897)
American Funds IS Asset Allocation Class 1	-	(281)	(281)	12,913	(9)	12,904
American Funds IS Asset Allocation Class 4	1,145,772	(1,999,418)	(853,646)	1,381,587	(2,128,395)	(746,808)
American Funds IS Capital Income Builder Class 1	1,296	(1,296)	-
American Funds IS Capital Income Builder Class 4	20,457	(50,997)	(30,540)	155,634	(69,446)	86,188
American Funds IS Capital World Bond Class 4	7,856	(16,576)	(8,720)	12,020	(24,716)	(12,696)
American Funds IS Capital World Growth and Income Class 4	40,820	(43,230)	(2,410)	38,485	(22,327)	16,158
American Funds IS Global Balanced Class 4	22,957	(21,802)	1,155	40,792	(22,821)	17,971
American Funds IS Global Growth Class 4	72,824	(33,271)	39,553	38,464	(35,495)	2,969
American Funds IS Global Small Capitalization Class 4	12,907	(45,260)	(32,353)	21,989	(36,537)	(14,548)
American Funds IS Growth Class 1	9,749	(1,171)	8,578	7,907	-	7,907
American Funds IS Growth Class 4	342,241	(247,027)	95,214	317,518	(226,779)	90,739
American Funds IS Growth-Income Class 1	4,795	(176)	4,619	1,900	(5)	1,895
American Funds IS Growth-Income Class 4	86,728	(170,092)	(83,364)	156,078	(127,664)	28,414
American Funds IS International Class 4	20,975	(36,315)	(15,340)	35,567	(24,330)	11,237
American Funds IS International Growth and Income Class 1	1,816	(11)	1,805
American Funds IS International Growth and Income Class 4	13,615	(46,815)	(33,200)	9,681	(10,553)	(872)
American Funds IS Managed Risk Asset Allocation Class P1	1,353	(1,353)	-
American Funds IS Managed Risk Asset Allocation Class P2	144,058	(119,102)	24,956	98,288	(166,975)	(68,687)
American Funds IS New World Fund Class 1	16,585	(66)	16,519
American Funds IS New World Fund Class 4	20,247	(38,937)	(18,690)	47,301	(48,071)	(770)
American Funds IS The Bond Fund of America Class 1	3,337	(157)	3,180	9,142	(4)	9,138
American Funds IS The Bond Fund of America Class 4	207,439	(126,006)	81,433	178,094	(83,210)	94,884
American Funds IS U.S. Government Securities Class 1	4,729	(1,349)	3,380
American Funds IS U.S. Government Securities Class 4	83,391	(119,722)	(36,331)	77,672	(159,230)	(81,558)
American Funds IS Washington Mutual Investors Class 4	68,017	(147,017)	(79,000)	232,837	(132,437)	100,400
BlackRock 60/40 Target Allocation ETF V.I. Class I	291,398	(107,526)	183,872	418,422	(44,345)	374,077
BlackRock Capital Appreciation V.I. Class III	586	(2,254)	(1,668)	5,940	(1,058)	4,882
BlackRock Global Allocation V.I. Class III	339,876	(911,892)	(572,016)	420,507	(985,186)	(564,679)
BlackRock S&P 500 Index V.I. Class I	-	(210)	(210)	5,703	(29)	5,674
BlackRock Small Cap Index V.I. Class I	20,648	(104)	20,544	3,661	(18)	3,643
Delaware Ivy VIP Asset Strategy Class II	185,935	(31,698)	154,237	64,925	(14,111)	50,814
Delaware Ivy VIP Energy Class II	329,570	(310,416)	19,154	396,260	(283,340)	112,920
DFA VA Global Bond Institutional Class	3,961	(10)	3,951
DFA VA International Value Institutional Class	2,829	(8)	2,821
DFA VA Short-Term Fixed Institutional Class	12,069	(805)	11,264
DFA VA US Large Value Institutional Class	19,626	(312)	19,314	5,743	-	5,743
Fidelity VIP Consumer Discretionary Initial Class	5,530	(24)	5,506
Fidelity VIP Contrafund Initial Class	5,565	(1,285)	4,280
Fidelity VIP Contrafund Service Class 2	234,260	(288,040)	(53,780)	230,350	(151,441)	78,909
Fidelity VIP FundsManager 60% Investor Class	660,986	(1,494)	659,492

SA-75

 SEPARATE ACCOUNT A

 NOTES TO FINANCIAL STATEMENTS (Continued)

	2023			2022
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Fidelity VIP FundsManager 60% Service Class 2	368,654	(345,590)	23,064	542,625	(259,881)	282,744
Fidelity VIP Government Money Market Initial Class	304,443	(223,816)	80,627
Fidelity VIP Government Money Market Service Class	2,648,374	(2,044,924)	603,450	3,144,120	(2,335,036)	809,084
Fidelity VIP Index 500 Initial Class	4,029	(24)	4,005
Fidelity VIP Investment Grade Bond Initial Class	26,753	(136)	26,617
Fidelity VIP Strategic Income Service Class 2	102,735	(55,520)	47,215	94,234	(185,011)	(90,777)
First Trust Dorsey Wright Tactical Core Class I	49,236	(44,849)	4,387	9,306	(45,294)	(35,988)
First Trust Multi Income Allocation Class I	4,160	(44,176)	(40,016)	60,261	(13,687)	46,574
First Trust/Dow Jones Dividend & Income Allocation Class I	393,136	(519,053)	(125,917)	417,762	(347,929)	69,833
Franklin Allocation VIP Class 2	188	(158)	30	1,161	(531)	630
Franklin Allocation VIP Class 4	189,027	(150,475)	38,552	97,862	(89,054)	8,808
Franklin Income VIP Class 2	75,841	(112,213)	(36,372)	201,448	(135,969)	65,479
Franklin Mutual Global Discovery VIP Class 2	6,915	(62,917)	(56,002)	62,316	(86,150)	(23,834)
Franklin Rising Dividends VIP Class 1	42	(20)	22	1,305	(35)	1,270
Franklin Rising Dividends VIP Class 2	78,803	(130,969)	(52,166)	67,291	(75,958)	(8,667)
Templeton Global Bond VIP Class 2	46,948	(130,907)	(83,959)	35,918	(157,684)	(121,766)
Janus Henderson Balanced Service Shares	4,943,401	(3,151,429)	1,791,972	5,287,238	(2,334,046)	2,953,192
Janus Henderson Flexible Bond Service Shares	59,120	(42,317)	16,803	22,792	(62,235)	(39,443)
ClearBridge Variable Aggressive Growth - Class II	5,494	(14,429)	(8,935)	15,372	(35,756)	(20,384)
Lord Abbett Bond Debenture Class VC	89,234	(59,331)	29,903	58,624	(147,955)	(89,331)
Lord Abbett Total Return Class VC	49,139	(104,249)	(55,110)	60,154	(107,298)	(47,144)
MFS Massachusetts Investors Growth Stock - Service Class	5,717	(7,669)	(1,952)	2,177	(3,732)	(1,555)
MFS Total Return Series - Service Class	359,975	(344,785)	15,190	482,559	(268,745)	213,814
MFS Utilities Series - Initial Class	2,141	(13)	2,128
MFS Utilities Series - Service Class	30,496	(35,662)	(5,166)	76,988	(64,004)	12,984
MFS Value Series - Service Class	1,637	(3,848)	(2,211)	719	(4,847)	(4,128)
Neuberger Berman U.S. Equity Index PutWrite Strategy Class S	7,645	(973)	6,672	4,525	(1,396)	3,129
PIMCO All Asset - Advisor Class	256	(6,719)	(6,463)	2,484	(544)	1,940
PIMCO CommodityRealReturn Strategy - Advisor Class	77,029	(37,931)	39,098	229,080	(154,694)	74,386
PIMCO Emerging Markets Bond - Institutional Class	1,079	(9)	1,070
PIMCO Income - Advisor Class	87,656	(31,277)	56,379	118,701	(61,816)	56,885
PIMCO Low Duration - Institutional Class	2,804	(2,804)	-
PIMCO Total Return - Institutional Class	5,197	(139)	5,058	7,740	-	7,740
Schwab S&P 500 Index	12,292	(55)	12,237
Schwab VIT Balanced	28,686	(38,622)	(9,936)	121,758	(136,880)	(15,122)
Schwab VIT Balanced with Growth	2	(35,166)	(35,164)	39,259	(41,109)	(1,850)
Schwab VIT Growth	19,774	(31,186)	(11,412)	48,918	(61,571)	(12,653)
State Street Total Return V.I.S. Class 3	143,062	(128,045)	15,017	78,896	(106,891)	(27,995)
T. Rowe Price Blue Chip Growth - I	36,490	(205)	36,285
T. Rowe Price Health Sciences - I	3,363	(33)	3,330	1,541	(12)	1,529
VanEck VIP Global Resources Class S	29,011	(116,886)	(87,875)	88,637	(77,599)	11,038
Vanguard VIF Balanced	22,257	(3,307)	18,950	223,764	(78,173)	145,591
Vanguard VIF Capital Growth	13,196	(63)	13,133
Vanguard VIF Conservative Allocation	14,816	(86,161)	(71,345)	100,043	(204)	99,839
Vanguard VIF Diversified Value	47,161	(187)	46,974
Vanguard VIF Equity Income	19,584	(106)	19,478
Vanguard VIF Equity Index	6,203	(30)	6,173
Vanguard VIF High Yield Bond	3,597	(14)	3,583
Vanguard VIF International	9,860	(29)	9,831
Vanguard VIF Mid-Cap Index	21,228	(96)	21,132
Vanguard VIF Moderate Allocation	83,674	(751)	82,923
Vanguard VIF Real Estate Index	9,424	(59)	9,365	1,252	(9)	1,243
Vanguard VIF Short-Term Investment-Grade	9,930	(45)	9,885
Vanguard VIF Total Bond Market Index	32,466	(2,615)	29,851
Vanguard VIF Total International Stock Market Index	53,905	(342)	53,563	3,695	(18)	3,677
Vanguard VIF Total Stock Market Index	39,840	(1,418)	38,422

SA-76

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (CONTINUED)

APPENDIX A (CONTINUED)

To the Board of Directors of

Pacific Life & Annuity Company:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Separate Account A of Pacific Life & Annuity Company (the "Separate Account") comprising the variable accounts listed in Appendix A, including the schedules of investments as of December 31, 2023, the related statements of operations, statements of changes in net assets, and financial highlights for the periods indicated in Appendix A, and the related notes. In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Variable Accounts constituting the Separate Account A of Pacific Life & Annuity Company as of December 31, 2023, the results of their operations, changes in their net assets, and financial highlights for each of the periods indicated in Appendix A, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on the Separate Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2023, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

Costa Mesa, California

February 28, 2024

We have served as the auditor of Separate Account A of Pacific Life & Annuity Company since 2002.

SA-77

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (CONTINUED)

APPENDIX A (CONTINUED)

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
Core Income Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Diversified Bond Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Floating Rate Income Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Floating Rate Income Class P	For the period May 15, 2023 (commencement of operations) through December 8, 2023
High Yield Bond Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Inflation Managed Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Intermediate Bond Class I	For the year ended December 31, 2023	For the year ended December 31, 2023 and the period from April 18, 2022 (commencement of operations) through December 31, 2022
Managed Bond Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Short Duration Bond Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Emerging Markets Debt Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Dividend Growth Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Equity Index Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Focused Growth Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Growth Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Hedged Equity Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from May 26, 2021 (commencement of operations) through December 31, 2021
Large-Cap Core Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Large-Cap Growth Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Large-Cap Value Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Mid-Cap Equity Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Mid-Cap Growth Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Mid-Cap Value Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Small-Cap Equity Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Small-Cap Growth Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Small-Cap Index Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023

SA-78

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (CONTINUED)

APPENDIX A (CONTINUED)

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
Small-Cap Value Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Value Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Value Advantage Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Emerging Markets Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
International Growth Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from December 14, 2021 (commencement of operations) through December 31, 2021
International Large-Cap Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
International Small-Cap Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
International Value Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Health Sciences Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Real Estate Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Technology Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
ESG Diversified Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from June 14, 2021 (commencement of operations) through December 31, 2021
ESG Diversified Growth Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from December 20, 2021 (commencement of operations) through December 31, 2021
PSF Avantis Balanced Allocation Class D	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
PSF Avantis Balanced Allocation Class P	For the year ended December 31, 2023	For the year ended December 31, 2023 and the period from December 6, 2022 (commencement of operations) through December 31, 2022
Pacific Dynamix - Conservative Growth Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Pacific Dynamix - Moderate Growth Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Pacific Dynamix - Growth Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Pacific Dynamix - Growth Class P	For the year ended December 31, 2023	For the year ended December 31, 2023 and the period from July 1, 2022 (commencement of operations) through December 31, 2022
Portfolio Optimization Conservative Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Portfolio Optimization Moderate-Conservative Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023

SA-79

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (CONTINUED)

APPENDIX A (CONTINUED)

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
Portfolio Optimization Moderate Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Portfolio Optimization Growth Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Portfolio Optimization Aggressive-Growth Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Invesco Oppenheimer V.I. International Growth Series II	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Invesco® V.I. Balanced-Risk Allocation Series II	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Invesco® V.I. Equity and Income Series II	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Invesco® V.I. Global Real Estate Series II	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Invesco® V.I. Global Series II	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Invesco® V.I. Technology Series I	For the year ended December 31, 2023	For the year ended December 31, 2023 and the period from July 1, 2022 (commencement of operations) through December 31, 2022
American Century Inflation Protection Class I	For the period June 16, 2023 (commencement of operations) through December 31, 2023
American Century VP Mid Cap Value Class II	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
American Funds IS American High-Income Trust Class 4	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
American Funds IS Asset Allocation Class 1	For the year ended December 31, 2023	For the year ended December 31, 2023 and the period from December 6, 2022 (commencement of operations) through December 31, 2022
American Funds IS Asset Allocation Class 4	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
American Funds IS Capital Income Builder® Class 1	For the period April 25, 2023 (commencement of operations) through December 1, 2023
American Funds IS Capital Income Builder® Class 4	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
American Funds IS Capital World Bond Class 4	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
American Funds IS Capital World Growth and Income Class 4	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
American Funds IS Global Balanced Class 4	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
American Funds IS Global Growth Class 4	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
American Funds IS Global Small Capitalization Class 4	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
American Funds IS Growth Class 1	For the year ended December 31, 2023	For the year ended December 31, 2023 and the period from December 6, 2022 (commencement of operations) through December 31, 2022
American Funds IS Growth Class 4	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
American Funds IS Growth-Income Class 1	For the year ended December 31, 2023	For the year ended December 31, 2023 and the period from August 25, 2022 (commencement of operations) through December 31, 2022
American Funds IS Growth-Income Class 4	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023

SA-80

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (CONTINUED)

APPENDIX A (CONTINUED)

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
American Funds IS International Class 4	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
American Funds IS International Growth and Income Class 1	For the period June 16, 2023 (commencement of operations) through December 31, 2023
American Funds IS International Growth and Income Class 4	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
American Funds IS Managed Risk Asset Allocation Class P1	For the period May 15, 2023 (commencement of operations) through December 8, 2023
American Funds IS Managed Risk Asset Allocation Class P2	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
American Funds IS New World Fund® Class 1	For the period May 23, 2023 (commencement of operations) through December 31, 2023
American Funds IS New World Fund® Class 4	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
American Funds IS The Bond Fund of America Class 1	For the year ended December 31, 2023	For the year ended December 31, 2023 and the period from August 25, 2022 (commencement of operations) through December 31, 2022
American Funds IS The Bond Fund of America Class 4	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
American Funds IS U.S. Government Securities Class 1	For the period May 23, 2023 (commencement of operations) through December 31, 2023
American Funds IS U.S. Government Securities Class 4	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
American Funds IS Washington Mutual Investors Class 4	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
BlackRock® 60/40 Target Allocation ETF V.I. Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
BlackRock® Capital Appreciation V.I. Class III	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
BlackRock® Global Allocation V.I. Class III	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
BlackRock® S&P 500 Index V.I. Class I	For the year ended December 31, 2023	For the year ended December 31, 2023 and the period from October 24, 2022 (commencement of operations) through December 31, 2022
BlackRock® Small Cap Index V.I. Class I	For the year ended December 31, 2023	For the year ended December 31, 2023 and the period from October 24, 2022 (commencement of operations) through December 31, 2022
Delaware Ivy VIP Asset Strategy Class II	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Delaware Ivy VIP Energy Class II	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
DFA VA Global Bond Institutional Class	For the period August 22, 2023 (commencement of operations) through December 31, 2023
DFA VA International Value Institutional Class	For the period August 30, 2023 (commencement of operations) through December 31, 2023
DFA VA Short-Term Fixed Institutional Class	For the period April 13, 2023 (commencement of operations) through December 31, 2023
DFA VA US Large Value Institutional Class	For the year ended December 31, 2023	For the year ended December 31, 2023 and the period from December 6, 2022 (commencement of operations) through December 31, 2022
Fidelity® VIP Consumer Discretionary Initial Class	For the period August 22, 2023 (commencement of operations) through December 31, 2023
Fidelity® VIP Contrafund® Initial Class	For the period May 15, 2023 (commencement of operations) through December 31, 2023
Fidelity® VIP Contrafund® Service Class 2	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023

SA-81

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (CONTINUED)

APPENDIX A (CONTINUED)

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
Fidelity® VIP FundsManager® 60% Investor Class	For the period July 25, 2023 (commencement of operations) through December 31, 2023
Fidelity® VIP FundsManager® 60% Service Class 2	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Fidelity® VIP Government Money Market Initial Class	For the period April 24, 2023 (commencement of operations) through December 31, 2023
Fidelity® VIP Government Money Market Service Class	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Fidelity® VIP Index 500 Initial Class	For the period June 16, 2023 (commencement of operations) through December 31, 2023
Fidelity® VIP Investment Grade Bond Initial Class	For the period June 16, 2023 (commencement of operations) through December 31, 2023
Fidelity® VIP Strategic Income Service Class 2	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
First Trust Dorsey Wright Tactical Core Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
First Trust Multi Income Allocation Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
First Trust/Dow Jones Dividend & Income Allocation Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Franklin Allocation VIP Class 2	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Franklin Allocation VIP Class 4	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Franklin Income VIP Class 2	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Franklin Mutual Global Discovery VIP Class 2	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Franklin Rising Dividends VIP Class 1	For the year ended December 31, 2023	For the year ended December 31, 2023 and the period from August 25, 2022 (commencement of operations) through December 31, 2022
Franklin Rising Dividends VIP Class 2	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Templeton Global Bond VIP Class 2	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Janus Henderson Balanced Service Shares	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Janus Henderson Flexible Bond Service Shares	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
ClearBridge Variable Aggressive Growth - Class II	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Lord Abbett Bond Debenture Class VC	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Lord Abbett Total Return Class VC	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
MFS® Massachusetts Investors Growth Stock - Service Class	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
MFS® Total Return Series - Service Class	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
MFS® Utilities Series - Initial Class	For the period June 16, 2023 (commencement of operations) through December 31, 2023
MFS® Utilities Series - Service Class	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023

SA-82

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (CONTINUED)

APPENDIX A (CONTINUED)

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
MFS® Value Series - Service Class	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Neuberger Berman U.S. Equity Index PutWrite Strategy Class S	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
PIMCO All Asset - Advisor Class	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the years ended December 31, 2023, 2022, 2021, and the period from June 1, 2020 (commencement of operations) through December 31, 2020
PIMCO CommodityRealReturn® Strategy - Advisor Class	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
PIMCO Emerging Markets Bond - Institutional Class	For the period June 20, 2023 (commencement of operations) through December 31, 2023
PIMCO Income - Advisor Class	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the years ended December 31, 2023, 2022, 2021, and the period from June 1, 2020 (commencement of operations) through December 31, 2020
PIMCO Low Duration Institutional Class	For the period April 25, 2023 (commencement of operations) through December 1, 2023
PIMCO Total Return - Institutional Class	For the year ended December 31, 2023	For the year ended December 31, 2023 and the period from December 6, 2022 (commencement of operations) through December 31, 2022
Schwab S&P 500 Index	For the period May 23, 2023 (commencement of operations) through December 31, 2023
Schwab VIT Balanced	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Schwab VIT Balanced with Growth	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Schwab VIT Growth	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
State Street Total Return V.I.S. Class 3	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
T. Rowe Price Blue Chip Growth - I	For the period April 13, 2023 (commencement of operations) through December 31, 2023
T. Rowe Price Health Sciences - I	For the year ended December 31, 2023	For the year ended December 31, 2023 and the period from July 1, 2022 (commencement of operations) through December 31, 2022
VanEck VIP Global Resources Class S	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Vanguard® VIF Balanced	For the year ended December 31, 2023	For the year ended December 31, 2023 and the period from May 31, 2022 (commencement of operations) through December 31, 2022
Vanguard® VIF Capital Growth	For the period August 22, 2023 (commencement of operations) through December 31, 2023
Vanguard® VIF Conservative Allocation	For the year ended December 31, 2023	For the year ended December 31, 2023 and the period from October 13, 2022 (commencement of operations) through December 31, 2022
Vanguard® VIF Diversified Value	For the period May 2, 2023 (commencement of operations) through December 31, 2023
Vanguard® VIF Equity Income	For the period June 16, 2023 (commencement of operations) through December 31, 2023
Vanguard® VIF Equity Index	For the period August 30, 2023 (commencement of operations) through December 31, 2023
Vanguard® VIF High Yield Bond	For the period May 23, 2023 (commencement of operations) through December 31, 2023
Vanguard® VIF International	For the period August 30, 2023 (commencement of operations) through December 31, 2023
Vanguard® VIF Mid-Cap Index	For the period May 23, 2023 (commencement of operations) through December 31, 2023

SA-83

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (CONTINUED)

APPENDIX A (CONTINUED)

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
Vanguard® VIF Moderate Allocation	For the period February 13, 2023 (commencement of operations) through December 31, 2023
Vanguard® VIF Real Estate Index	For the year ended December 31, 2023	For the year ended December 31, 2023 and the period from July 1, 2022 (commencement of operations) through December 31, 2022
Vanguard® VIF Short-Term Investment-Grade	For the period May 23, 2023 (commencement of operations) through December 31, 2023
Vanguard® VIF Total Bond Market Index	For the period May 15, 2023 (commencement of operations) through December 31, 2023
Vanguard® VIF Total International Stock Market Index	For the year ended December 31, 2023	For the year ended December 31, 2023 and the period from October 24, 2022 (commencement of operations) through December 31, 2022
Vanguard® VIF Total Stock Market Index	For the period April 25, 2023 (commencement of operations) through December 31, 2023

SA-84

PACIFIC LIFE & ANNUITY COMPANY

Financial Statements - Statutory Basis

as of December 31, 2023 and 2022 and

for the years ended December 31, 2023, 2022 and 2021,

Supplemental Schedule of Selected Financial Data

as of and for the year ended December 31, 2023,

Supplemental Summary Investment Schedule,

Supplemental Schedule of Investment Risk Interrogatories,

and Supplemental Schedule of Reinsurance Disclosures

as of December 31, 2023

and Independent Auditor's Report

Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626 USA
Tel: 714 436 7100
Fax: 714 436 7200
www.deloitte.com

INDEPENDENT AUDITOR'S REPORT

Pacific Life & Annuity Company:

Opinions

We have audited the statutory-basis financial statements of Pacific Life & Annuity Company (the "Company"), which comprise the statements of admitted assets, liabilities, and capital and surplus - statutory basis as of December 31, 2023 and 2022, and the related statements of operations - statutory basis, capital and surplus - statutory basis, and cash flows - statutory basis for each of the three years in the period ended December 31, 2023, and the related notes to the statutory-basis financial statements (collectively referred to as the “statutory-basis financial statements”).

Unmodified Opinion on Statutory-Basis of Accounting

In our opinion, the accompanying statutory-basis financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2023 and 2022, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2023, in accordance with the accounting practices prescribed or permitted by the Arizona Department of Insurance and Financial Institutions as described in Note 1.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America section of our report, the statutory-basis financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2023 and 2022, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2023.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor’s Responsibilities for the Audit of the Statutory- Basis Financial Statements section of our report. We are required to be independent of the Company, and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 1 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the Arizona Department of Insurance and Financial Institutions, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Arizona Department of Insurance and Financial Institutions. The effects on the statutory-basis financial statements of the variances between the statutory-basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Statutory-Basis Financial Statements

Management is responsible for the preparation and fair presentation of the statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the Arizona Department of Insurance and Financial Institutions. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory-basis financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the statutory-basis financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the statutory-basis financial statements are issued.

Auditor’s Responsibilities for the Audit of the Statutory-Basis Financial Statements

Our objectives are to obtain reasonable assurance about whether the statutory-basis financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor’s report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the statutory-basis financial statements.

In performing an audit in accordance with GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•	Identify and assess the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the statutory-basis financial statements.

•	Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•	Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the statutory-basis financial statements.

•	Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control–related matters that we identified during the audit.

Report on Supplemental Schedules

Our 2023 audit was conducted for the purpose of forming an opinion on the 2023 statutory-basis financial statements as a whole. The supplemental schedule of selected financial data, the supplemental summary investment schedule, the supplemental schedule of investment risk interrogatories, and the supplemental schedule of reinsurance disclosures as of and for the year ended December 31, 2023 are presented for purposes of additional analysis and are not a required part of the 2023 statutory-basis financial statements. These schedules are the responsibility of the Company's management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. Such schedules have been subjected to the auditing procedures applied in our audit of the 2023 statutory-basis financial statements and certain additional procedures, including comparing and reconciling such schedules directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, such schedules are fairly stated in all material respects in relation to the 2023 statutory-basis financial statements as a whole.

March 29, 2024

Pacific Life & Annuity Company

S T A T E M E N T S O F A D M I T T E D A S S E T S,

L I A B I L I T I E S A N D C A P I T A L A N D S U R P L U S - S T A T U T O R Y B A S I S

	December 31,
(In Thousands, except share data)	2023	2022
ADMITTED ASSETS
Bonds	$6,397,667	$5,033,766
Common stocks	4,947	5,592
Mortgage loans	497,329	403,315
Cash and cash equivalents	230,983	333,373
Contract loans	19,060	9,483
Derivatives	9,434	11,844
Other invested assets	59,320	92,200
Investment income due and accrued	75,603	59,059
Net deferred tax asset	23,114	16,948
Other assets	8,284	12,408
Separate account assets	3,167,948	2,909,502
TOTAL ADMITTED ASSETS	$10,493,689	$8,887,490
LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
Aggregate reserves	$5,711,798	$4,519,506
Liability for deposit-type contracts	1,036,013	936,383
Transfers to separate accounts due or accrued, net	(64,829)	(64,143)
Other liabilities	96,404	110,103
Asset valuation reserve	1,772	2,193
Separate account liabilities	3,167,948	2,909,502
TOTAL LIABILITIES	9,949,106	8,413,544
Capital and Surplus:
Common stock - $1 par value; 5 million shares authorized; 2.9 million shares issued and outstanding	2,900	2,900
Paid-in surplus	183,909	134,607
Unassigned surplus	357,774	336,439
TOTAL CAPITAL AND SURPLUS	544,583	473,946
TOTAL LIABILITIES AND CAPITAL AND SURPLUS	$10,493,689	$8,887,490

See Notes to Financial Statements - Statutory Basis

Pacific Life & Annuity Company

S T A T E M E N T S O F O P E R A T I O N S - S T A T U T O R Y B A S I S

	Years Ended December 31,
(In Thousands)	2023	2022	2021
REVENUES
Premiums and annuity considerations	$1,786,923	$1,198,734	$583,009
Net investment income	315,410	239,548	224,787
Separate account fees	62,323	62,723	65,872
Other income	11,391	10,091	5,979
TOTAL REVENUES	2,176,047	1,511,096	879,647
BENEFITS AND EXPENSES
Current and future policy benefits	2,024,273	1,470,649	755,840
Commission expense	58,954	45,600	36,397
Operating expenses	31,745	25,517	21,505
TOTAL BENEFITS AND EXPENSES	2,114,972	1,541,766	813,742
NET GAIN (LOSS) BEFORE FEDERAL INCOME TAXES	61,075	(30,670)	65,905
Federal income tax expense	16,451	2,428	6,223
NET GAIN (LOSS) FROM OPERATIONS	44,624	(33,098)	59,682
Net realized capital gains (losses) less tax	(49,836)	15,011	(27,552)
NET INCOME (LOSS)	$(5,212)	$(18,087)	$32,130

See Notes to Financial Statements - Statutory Basis

Pacific Life & Annuity Company

S T A T E M E N T S O F C A P I T A L A N D S U R P L U S - S T A T U T O R Y B A S I S

(In Thousands)	Common Stock	Paid-in Surplus	Unassigned Surplus	Total
BALANCES, JANUARY 1, 2021	$2,900	$134,607	$417,263	$554,770
Net income			32,130	32,130
Change in net unrealized capital losses less tax			(11,356)	(11,356)
Change in net deferred income tax			3,523	3,523
Change in nonadmitted assets			(2,209)	(2,209)
Change in asset valuation reserve			1,870	1,870
Dividend paid to parent			(41,700)	(41,700)
Other surplus transactions, net			(151)	(151)
BALANCES, DECEMBER 31, 2021	2,900	134,607	399,370	536,877
Net loss			(18,087)	(18,087)
Change in net unrealized capital losses less tax			(46,536)	(46,536)
Change in net deferred income tax			17,721	17,721
Change in nonadmitted assets			(16,479)	(16,479)
Change in asset valuation reserve			615	615
Other surplus transactions, net			(165)	(165)
BALANCES, DECEMBER 31, 2022	2,900	134,607	336,439	473,946
Net loss			(5,212)	(5,212)
Change in net unrealized capital gains less tax			21,009	21,009
Change in net deferred income tax			12,539	12,539
Change in nonadmitted assets			(7,748)	(7,748)
Capital contribution from parent		49,302		49,302
Change in asset valuation reserve			421	421
Other surplus transactions, net			326	326
BALANCES, DECEMBER 31, 2023	$2,900	$183,909	$357,774	$544,583

See Notes to Financial Statements - Statutory Basis

Pacific Life & Annuity Company

S T A T E M E N T S O F C A S H F L O W S - S T A T U T O R Y B A S I S

	Years Ended December 31,
(In Thousands)	2023	2022	2021
CASH FLOWS FROM OPERATING ACTIVITIES
Premiums collected, net of reinsurance	$1,787,108	$1,198,670	$583,076
Net investment income	294,455	232,325	224,183
Other income	73,587	72,833	71,832
Benefits and loss related payments	(890,591)	(607,114)	(648,079)
Net transfers (to) from separate accounts	103,904	(39,936)	49,459
Commissions, expenses paid and other deductions	(90,600)	(70,121)	(58,044)
Federal income taxes paid, net	(3,612)	(7,515)	(8,696)
NET CASH PROVIDED BY OPERATING ACTIVITIES	1,274,251	779,142	213,731
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid
Bonds	252,310	150,739	297,035
Stocks	481		4,087
Mortgage loans	27,562	23,218	37,958
Other invested assets			958
Miscellaneous proceeds	44,826	30,220	4,883
Cost of investments acquired
Bonds	(1,563,594)	(651,229)	(490,787)
Stocks	(238)	(1,944)	(1,276)
Mortgage loans	(121,937)	(48,629)	(29,963)
Miscellaneous applications	(63,994)	(67,351)	(39,561)
Net decrease (increase) in contract loans	(9,576)	263	(1,597)
NET CASH USED IN INVESTING ACTIVITIES	(1,434,160)	(564,713)	(218,263)
CASH FLOWS FROM FINANCING AND MISCELLANEOUS ACTIVITIES
Net deposits (withdrawals) on deposit-type contracts	56,507	33,002	(35,135)
Dividend paid to parent			(21,694)
Other cash provided	1,012	11,877	858
NET CASH PROVIDED BY (USED IN) FINANCING AND MISCELLANEOUS ACTIVITIES	57,519	44,879	(55,971)
Net change in cash and cash equivalents	(102,390)	259,308	(60,503)
Cash and cash equivalents, beginning of year	333,373	74,065	134,568
CASH AND CASH EQUIVALENTS, END OF YEAR	$230,983	$333,373	$74,065
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION FOR NON-CASH TRANSACTIONS
Bonds disposed and acquired	$43,982	$61,082	$36,708
Bond dividend paid to parent			$20,006
Bond interest-in-kind received	$308	$13	$46
Additional paid in capital	49,302

See Notes to Financial Statements - Statutory Basis

Pacific Life & Annuity Company

N O T E S T O F I N A N C I A L S T A T E M E N T S - S T A T U T O R Y B A S I S

1.	NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NATURE OF OPERATIONS

Pacific Life & Annuity Company (the Company) is a stock life insurance company domiciled in the State of Arizona and a wholly owned subsidiary of Pacific Life Insurance Company (Pacific Life). The Company markets and distributes life insurance and annuities. The Company is licensed to sell in all 50 states, including the state of New York. Pacific Life is a wholly-owned subsidiary of Pacific LifeCorp, a stock holding company incorporated in the State of Delaware. Pacific LifeCorp is a wholly owned subsidiary of Pacific Mutual Holding Company (PMHC), a mutual holding company incorporated in the State of Nebraska.

The top geographic locations in the United States for statutory premiums and annuity considerations, and deposits were New York and Missouri representing 86% and 11%, respectively, of total statutory premiums and annuity considerations, and deposits for the year ended December 31, 2023. No other jurisdiction accounted for more than 5% of the total.

BASIS OF PRESENTATION

The Company prepares its financial statements - statutory basis in accordance with accounting practices prescribed or permitted by the Arizona Department of Insurance and Financial Institutions (AZ DIFI). The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the AZ DIFI. Prescribed statutory accounting practices include state laws and regulations. Additionally, the Director of the AZ DIFI has the right to permit other specific practices, which deviate from prescribed practices, of which there were none.

NAIC SAP differs in certain respects, which in some cases are material, from basis of accounting other than accounting principles generally accepted in the United States of America (U.S. GAAP) (see Note 2).

The transactions with related parties may not necessarily be indicative of the conditions that would have existed or the results of operations if the Company had been operated as a stand-alone entity.

The Company has evaluated events subsequent to December 31, 2023 through the date the financial statements - statutory basis were available to be issued and has concluded that no events have occurred that require adjustments to these financial statements - statutory basis.

USE OF ESTIMATES

The preparation of financial statements - statutory basis in conformity with accounting practices prescribed or permitted by regulatory authorities requires management to make estimates and assumptions that affect the reported amounts of admitted assets and liabilities. It also requires disclosure of contingent assets and liabilities at the date of the financial statements - statutory basis and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

RECONCILIATION FROM ANNUAL REPORT TO THE AUDITED FINANCIAL STATEMENTS - STATUTORY BASIS

Subsequent to the filing of the Company's 2022 Annual Statement, the Company determined the activity for miscellaneous proceeds and miscellaneous applications on the statement of cash flows were not properly presented as of December 31, 2022, which resulted in the reconciliations included in the table below. There was no impact to surplus or net income (loss).

	Annual Report	Change	Audited Financial Statements
		(In Thousands)
Statement of Cash Flows - Statutory Basis
For the year ended December 31, 2022:
Cash flows from investing activities:
Miscellaneous proceeds	$63,352	$(33,132)	$30,220
Miscellaneous applications	(100,483)	33,132	(67,351)
Net cash used in investing activities	(564,713)	—	(564,713)

ACCOUNTING CHANGES, CORRECTIONS OF ERRORS AND RECLASSIFICATIONS

In January 2024, the NAIC adopted INT 23-04T, Scottish Re Life Reinsurance Liquidation Questions (INT 23-04T), which addresses accounting and reporting for reinsurance receivables from Scottish Re's estate including impairment analysis and admissibility of reinsurance recoverables. The Company had ceded and assumed reinsurance contracts in place with Scottish Re (U.S), Inc. (Scottish Re), a reinsurer whose financial stability deteriorated. In March 2019, Scottish Re's domiciliary state regulator issued a rehabilitation and injunction order, in which the regulator shall conduct and continue business of the reinsurer. In July 2023, the court granted a liquidation order for Scottish Re, which terminated the reinsurance contracts as of September 30, 2023. As of December 31, 2023, all outstanding balances were immaterial and written off.

During the fourth quarter of 2022, the NAIC revised Interpretation 22-02, Third Quarter 2022 through First Quarter 2023 Reporting of the Inflation Reduction Act – Corporate Alternative Minimum Tax (INT 22-02), that for a limited time provides a partial exception to SSAP No. 101, Income Taxes, and SSAP No. 9, Subsequent Events. Under INT 22-02, changes in estimates related to Corporate Alternative Minimum Tax (CAMT) that arise from the Inflation Reduction Act need not be recognized in the three months ended March 31, 2023 financial statements. In September 2023, the NAIC issued Inflation Reduction Act - Corporate Alternative Minimum Tax INT-23-03 (INT-23-03) which provides Corporate Alternative Minimum Tax (CAMT) reporting guidance effective for the year-end 2023 financial statements and periods thereafter. See Note 6.

Effective August 2023, the Company adopted revisions in Interpretation 23-01, Net Negative (Disallowed) Interest Maintenance Reserve (INT 23-01) that provides amendments to SSAP No. 7, Asset Valuation Reserve and Interest Maintenance Reserve, and the annual statement instructions for the reporting of net negative (disallowed) Interest Maintenance Reserve (IMR) which provides optional, limited-time guidance allowing the admittance of net negative (disallowed) IMR up to 10% of adjusted capital and surplus. As detailed within the revisions, this change will be effective until December 31, 2025, and automatically nullified on January 1, 2026, but the effective date can be adjusted. The Company did not have negative IMR as of December 31, 2023.

During 2020, the NAIC issued Interpretation 20-01 to provide statutory accounting and reporting guidance for the adoption of Accounting Standards Update 2020-04 Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting issued by the Financial Accounting Standards Board. This Interpretation adopts, with minor modification, the U.S. GAAP adopted guidance, which provides optional expedients and exceptions for applying current accounting guidance to contracts, hedging relationships and other transactions affected by reference rate reform if certain criteria are met, through December 31, 2024. The Company will continue to evaluate its options under this Interpretation through December 31, 2024.

FUTURE ADOPTION OF ACCOUNTING PRINCIPLES

During 2023, the NAIC adopted new statutory accounting principal (SAP) revisions related to the principles-based bond project. These changes are primarily captured in amendments to SSAP No. 26R – Bonds and SSAP No. 43R – Loan-Backed and Structured Securities, which refine guidance for the principles-based bond project and will become effective January 1, 2025.

INVESTMENTS AND DERIVATIVE INSTRUMENTS

Bonds not backed by other loans are generally stated at amortized cost using the effective interest method. Bonds, including loan- backed and structured securities (LBASS), with a NAIC designation of 6 are stated at the lower of amortized cost or fair value with changes in fair value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax. Perpetual bonds that do not possess or no longer possess an effective call option shall be reported at fair value regardless of NAIC designation, otherwise reported at amortized cost.

LBASS are generally stated at amortized cost using the effective interest method. Income is determined considering anticipated cash flows based on industry prepayment models and internal estimates. These assumptions are consistent with the current interest rate and economic conditions at the time of valuation. For LBASS purchased with high credit quality and fixed interest rates, the effective yield is recalculated on a retrospective basis. For all other LBASS, including those where cash flows are deemed other than temporarily impaired, effective yield is recalculated on a prospective basis.

Preferred stocks are generally stated at amortized cost. Preferred stocks designated as low quality, lower quality and in or near default are stated at the lower of amortized cost or fair value with changes in fair value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax. Perpetual preferred stocks are reported at fair value, not to exceed any current effective call price, with changes in fair value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax.

Investments in unaffiliated common stocks are valued at fair value with changes in fair value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax.

The Company has certain investments, including financial instruments, denominated in currencies other than the U.S. dollar. All assets and liabilities denominated in foreign currencies are remeasured at year end exchange rates, while revenue and expenses are measured at the transaction date and recorded in net unrealized capital gains (losses) less tax. The Company primarily uses foreign currency interest rate swaps to manage its foreign exchange risk.

Other than temporary impairment (OTTI) evaluation is a quantitative and qualitative process subject to significant estimates and management judgment. The Company has controls and procedures in place to monitor securities and identify those that are subject to greater analysis for OTTI. The Company has an investment impairment committee that reviews and evaluates investments for potential OTTI at least on a quarterly basis.

In determining whether a decline in value is other than temporary, the Company considers several factors including, but not limited to the following: the extent and duration of the decline in value, the reasons for the decline (credit event, currency or interest rate related including spread widening), the Company’s inability or lack of intent to retain the investment for a period of time sufficient to recover the amortized cost basis and the performance of the security’s underlying collateral and projected future cash flows. In projecting future cash flows, the Company incorporates inputs from third-party sources and applies reasonable judgment in developing assumptions used to estimate the probability and timing of collecting all contractual cash flows.

The Company writes down all investments that are deemed to be other than temporarily impaired in the period the securities are deemed to be impaired. The Company records an OTTI to fair value for common stock, preferred stock, and bonds, except for LBASS, which are written down to the present value of cash flows expected to be collected, discounted at the security's effective interest rate. The Company records an OTTI to fair value for any investment that the Company intends to sell or would be required to sell prior to recovery at a realized loss. The Company records OTTI in net realized capital gains (losses) less tax.

Mortgage loans on real estate are carried at their unpaid principal balance, net of deferred origination fees and impairment losses. Mortgage loans on real estate do not include accrued interest, which is included in investment income due and accrued. The Company generally recognizes interest income on its impaired loans upon receipt.

Cash and cash equivalents are stated at amortized cost and approximate fair value. Cash and cash equivalents include money market instruments, cash on deposit and highly liquid debt instruments with maturities of three months or less from purchase date.

Contract loans are carried at unpaid principal balances.

Other invested assets are generally carried at values based on the underlying audited equity of the investee as determined in accordance with U.S. GAAP with changes in value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax. Other invested assets primarily consist of investments in joint ventures, partnerships and limited liability companies. These investments include affiliated companies as well as those in which the Company has minor ownership interests. An impairment occurs if it is probable that the Company will be unable to recover the carrying amount of the investment. The investment is written down to fair value as the new cost basis, and OTTI is recorded in net realized capital gains (losses) less tax.

The Company applies hedge accounting, as prescribed by SSAP No. 86, Derivatives, by designating derivative instruments as either fair value or cash flow hedges on the inception date of the hedging relationship. At the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction. In this documentation, the Company specifically identifies the asset, liability, firm commitment or forecasted transaction that has been designated as the hedged item and states how the hedging instrument is expected to hedge the risks related to the hedged item. The Company formally assesses and measures effectiveness of its hedging relationships both at the hedge inception date and on an ongoing basis in accordance with its risk management policy.

Derivative instruments used in hedging transactions that meet the criteria of a highly effective hedge are considered effective hedges and are reported in the financial statements - statutory basis in a manner consistent with the hedged asset or liability (amortized cost or fair value). Changes in the carrying value of derivatives that qualify for hedge accounting are recorded consistently with how the changes in the carrying value of the hedged asset or liability are recorded.

To the extent the Company chooses not to designate a derivative as a hedge or the designated derivative no longer meets the criteria of an effective hedge, the derivative is accounted for at fair value with changes in fair value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax and any change in fair value attributable to changes in foreign exchange rates are reflected as adjustments to unassigned surplus as a change in net unrealized foreign exchange capital gain (loss) consistent with the hedged items. When these derivative instruments are terminated, the gains and losses are reported as net realized capital gains (losses) less tax.

Carrying value is calculated based on the gross derivative asset or liability position. If the carrying value of the derivative is positive, the amount is recorded in derivatives. If the carrying value of the derivative is negative, the amount is recorded in other liabilities. The Company’s receivable for the return of cash collateral pledged is recorded in other invested assets. The Company’s obligation to return cash collateral received is recorded in other liabilities.

Gains and losses on terminated derivative instruments that are hedging bonds are subject to the IMR. Gains and losses on terminated forward starting swap positions that are hedging anticipatory purchases of bonds are deferred to unearned investment income, included in other liabilities, if the effective date of the forward starting swap is beyond the current fiscal year. Once the effective date is within the current fiscal year, the gains and losses are transferred from unearned investment income to the IMR and amortized to net investment income over the life of the bond.

Periodic net settlements on derivatives designated as hedges are recorded on an accrual basis consistent with the hedged items. Periodic net settlements on derivatives not designated as hedging are recorded on an accrual basis in net investment income.

The asset valuation reserve (AVR) is computed in accordance with a prescribed formula and is designed to stabilize surplus against valuation and credit-related losses for certain investments. Changes to the AVR are reported as direct additions to, or deductions from, unassigned surplus. The IMR results in the deferral of after tax realized capital gains and losses attributable to interest rate fluctuations on bonds and other investments. These capital gains and losses are amortized into net investment income over the remaining life of the investment sold. The IMR of $4.5 million and $5.1 million is included in other liabilities as of December 31, 2023 and 2022, respectively.

Net investment income consists of interest, dividend, accretion income, net of amortization and investment expenses, partnership realized income, and periodic net settlements on derivatives. Interest income for bonds is recognized on an accrual basis. Dividend income for perpetual preferred stock and common stock is recognized as earned on the ex-dividend date. Amortization and accretion are determined by the effective interest method based on estimated principal repayments. Accrual of interest income is suspended, and any existing accrual balances are written off, for bonds that are in default or when it is probable the interest due and accrued is uncollectible. Prepayment penalties for bonds and prepayment premiums for mortgage loans are recorded as net investment income.

The Company accrues interest income on impaired loans to the extent it is deemed collectible. If any interest income due and accrued is deemed uncollectible, interest accrual ceases and previously accrued amounts are written off. Accrued interest income more than 180 days past due deemed collectible on mortgage loans in default is nonadmitted. All other investment income due and accrued over 90 days past due is nonadmitted. Gross and admitted amounts for interest income due and accrued were $75.6 million as of December 31, 2023. The cumulative amount of paid-in-kind interest included in the principal balance of the related loans as of December 31, 2023 was $3.7 million.

Net realized capital gains (losses) less tax are determined on the specific identification method and are presented net of Federal income taxes and transfers to the IMR.

AGGREGATE RESERVES AND LIABILITY FOR DEPOSIT-TYPE CONTRACTS

Life insurance reserves are valued using the net level premium method, the Commissioners' Reserve Valuation Method (CRVM), or other modified reserve methods. Interest rate assumptions ranged from 2.00% to 4.50%. Reserves for individual variable annuities are held in accordance with VM-21. Reserves for individual fixed annuities are maintained using the Commissioners' Annuity Reserve Valuation Method, with appropriate statutory interest and mortality assumptions computed on the basis of interest rates ranging from 1.00% to 6.65%. Group annuity reserves are valued using the CRVM with statutory interest and mortality assumptions computed on the basis of interest rates ranging from 1.00% to 5.00%.

The Company establishes loss liabilities for claims that have been incurred before the valuation date, but have not yet been paid. An expense liability is established associated with paying those claims.

The Company waives deduction of deferred fractional premium upon death of insured. The Company does not return any portion of the final premium for periods beyond the date of death. Continuous or modal premium assumptions are used for all reserves. All reserves are equal to the greater of the computed reserve and surrender value or, on certain products, a higher alternative comparison value.

Payments received on deposit-type contracts, which do not incorporate any mortality or morbidity risk, are recorded directly to the liability for deposit-type contracts. Interest credited to deposit-type contracts is recorded as an expense in the statements of operations when earned under the terms of the contract. Payments to contract holders are recorded as current and future policy benefits expense to the extent that such payments differ from the recorded liability. Interest rates credited ranged primarily from 1.00% to 6.50%.

TRANSFERS TO SEPARATE ACCOUNTS DUE OR ACCRUED, NET

Transfers to separate accounts due or accrued, net consist primarily of amounts accrued from the separate account for expense allowances recognized in reserves. These amounts represent the excess of separate account contract values over statutory reserves held in the separate account.

REINSURANCE

The Company has reinsurance contracts with other insurance companies and affiliates to limit potential losses, reduce exposure from larger mortality risks, and provide additional capacity for growth. As part of its risk management process, the Company routinely evaluates its reinsurance programs and may change retention limits, reinsurers, or other features at any time.

The ceding of risk does not discharge the Company from its primary obligations to contract owners. To the extent that the assuming companies become unable to meet their obligations under reinsurance contracts, the Company remains liable. Each reinsurer is reviewed to evaluate its financial stability before entering into each reinsurance contract and throughout the period that the reinsurance contract is in place.

Reserve adjustments on reinsurance ceded, included in other income, relate to amounts ceded by the Company in connection with modified coinsurance reinsurance agreements. The amounts included in revenue adjustments on reinsurance ceded primarily represent ceded current and future policy benefits, net investment income, and net realized capital gains (losses) less tax, related to these agreements.

All assets associated with business reinsured on a modified coinsurance basis remain with, and under the control of, the Company.

For the years ended December 31, 2023, 2022 and 2021, individual life and annuity premiums assumed were an immaterial amount, and premiums ceded were $4.2 million, $4.0 million and $3.7 million, respectively. As of December 31, 2023 and 2022, reserve credits recorded on ceded reinsurance were $6.3 million and $7.1 million, respectively.

The estimated amount of the aggregate reduction in surplus of termination of all reinsurance agreements, by either party, was $1.2 million and $1.6 million as of December 31, 2023 and 2022, respectively.

REVENUES, BENEFITS AND EXPENSES

Life insurance premiums are recognized as income when due from the policyholder under the terms of the insurance contract. Premiums for flexible premium products are recognized when received from the policyholder. Annuity considerations are recognized as premiums when received.

Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

FEDERAL INCOME TAXES

The Company is taxed as a life insurance company for income tax purposes and its operations are included in the consolidated Federal income tax return of PMHC, the Company's ultimate parent. In addition to the Company, included in PMHC's consolidated return are the following entities: Pacific LifeCorp, Pacific Life, Pacific Alliance Reinsurance Company of Vermont, Pacific Baleine Reinsurance Company, Pacific Life Fund Advisors LLC (PLFA), and Pacific Life Re Global Limited.

The method of tax allocation between companies is subject to written tax sharing agreements, approved by the Company’s Board of Directors. Allocation is based upon separate return calculations with current credit for net losses to the extent utilized in the consolidated return. If the consolidated return has tax losses, intercompany balances are generally settled as refunds are received. If the consolidated return has a tax payable, the intercompany balances are generally settled as paid.

SEPARATE ACCOUNTS

Separate accounts primarily include variable life and annuity contracts. The Company's separate accounts without guarantees consist of the variable annuities and variable life businesses where the assets of these accounts are carried at fair value and represent legally segregated contract holder funds. A separate account liability is recorded at fair value at an amount equal to the separate account asset. The investment results of separate account assets typically pass through to the contract holders so that the Company generally bears no investment risk on these assets. Amounts charged to the separate account for mortality, surrender and expense charges are included in separate account fees in other income.

Separate account assets are primarily invested in mutual funds, but are also invested in hedge funds.

RISK-BASED CAPITAL

Risk-based capital is a method developed by the NAIC to measure the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Additionally, certain risks are required to be measured using actuarial cash flow modeling techniques, subject to formulaic minimums. The adequacy of a company's actual capital is measured by the risk-based capital results, as determined by the formulas and actuarial models. Companies below minimum risk-based capital requirements are classified within certain levels, each of which requires specified corrective action. As of December 31, 2023 and 2022, the Company exceeded the minimum risk-based capital requirements.

2.	COMPARISON OF NAIC SAP TO U.S. GAAP

The objectives of U.S. GAAP reporting differ from the objectives of NAIC SAP reporting. U.S. GAAP stresses measurement of earnings of a business from period to period, while NAIC SAP stresses measurement of ability to pay claims in the future.

The Company prepares its financial statements - statutory basis in accordance with statutory accounting practices prescribed or permitted by the AZ DIFI, which is a comprehensive basis of accounting other than U.S. GAAP. NAIC SAP primarily differs from U.S. GAAP by charging policy acquisition costs to expense as incurred, recognizing certain policy fees as revenue when billed, establishing future policy benefit liabilities using different actuarial assumptions and methods, as well as reporting investments and certain assets and accounting for deferred income taxes on a different basis.

3.	INVESTMENTS

BONDS AND CASH EQUIVALENTS

The book/adjusted carrying value, fair value and net unrealized gains (losses) of bonds and cash equivalents are shown below. Cash equivalents as of December 31, 2023 and 2022 were $198.8 million and $311.1 million, respectively. See Note 4 for information on the Company's fair value measurements.

	Book/Adjusted Carrying Value	Fair Value	Net Unrealized Gains (Losses)
		(In Thousands)
December 31, 2023:
U.S. Government	$9,288	$9,285	$(3)
All other governments	36,424	35,707	(717)
U.S. states, territories, and possessions	8,903	8,325	(578)
U.S. political subdivisions of states, territories, and possessions	56,141	58,028	1,887
U.S. special revenue and special assessment obligations	362,059	377,184	15,125
Industrial and miscellaneous	4,886,884	4,683,097	(203,787)
Bank loans	131,169	131,034	(135)
LBASS:
Residential mortgage-backed securities (RMBS)	111,977	107,916	(4,061)
Commercial mortgage-backed securities (CMBS)	167,767	159,346	(8,421)
Other	825,855	830,009	4,154
Total	$6,596,467	$6,399,931	$(196,536)

	Book/Adjusted Carrying Value	Fair Value	Net Unrealized Gains (Losses)
		(In Thousands)
December 31, 2022:
U.S. Government	$9,271	$8,949	$(322)
All other governments	31,465	28,875	(2,590)
U.S. states, territories, and possessions	8,870	7,632	(1,238)
U.S. political subdivisions of states, territories, and possessions	63,679	64,856	1,177
U.S. special revenue and special assessment obligations	338,906	341,704	2,798
Industrial and miscellaneous	4,470,809	4,115,699	(355,110)
LBASS:
RMBS	52,092	46,700	(5,392)
CMBS	129,352	120,132	(9,220)
Other	240,393	235,775	(4,618)
Total	$5,344,837	$4,970,322	$(374,515)

The book/adjusted carrying value and fair value of bonds and cash equivalents as of December 31, 2023, by contractual repayment date of principal, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Book/Adjusted Carrying Value	Fair Value

	(In Thousands)
Due in one year or less	$335,219	$333,981
Due after one year through five years	1,616,209	1,606,441
Due after five years through ten years	959,981	898,040
Due after ten years	2,579,459	2,464,198
	5,490,868	5,302,660
LBASS	1,105,599	1,097,271
Total	$6,596,467	$6,399,931

The following tables present the fair value and gross unrealized losses for bonds where the fair value had declined and remained continuously below the amortized cost adjusted for OTTI for less than twelve months and for twelve months or greater:

	Less than 12 Months		12 Months or Greater		Total
December 31, 2023:	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(In Thousands)
U.S. Government			$6,112	$37	$6,112	$37
All other governments			22,414	2,126	22,414	2,126
U.S. states, territories, and possessions			8,325	578	8,325	578
U.S. political subdivisions of states, territories, and possessions			22,132	328	22,132	328
U.S. special revenue and special assessment obligations			57,088	12,528	57,088	12,528
Industrial and miscellaneous	$110,377	$1,729	2,634,582	313,611	2,744,959	315,340
Bank loans	47,870	136			47,870	136
LBASS:
RMBS	130		32,566	5,862	32,696	5,862
CMBS	64,150	300	33,875	8,464	98,025	8,764
Other	101,869	489	92,972	4,935	194,841	5,424
Total	$324,396	$2,654	$2,910,066	$348,469	$3,234,462	$351,123

December 31, 2022:
U.S. Government	$3,125	$29	$5,796	$293	$8,921	$322
All other governments	11,250	719	10,146	2,442	21,396	3,161
U.S. special revenue and special assessment obligations	106,311	14,999	15,015	5,424	121,326	20,423
Industrial and miscellaneous	2,603,900	310,685	281,808	103,567	2,885,708	414,252
LBASS:
RMBS	15,996	1,752	19,524	5,022	35,520	6,774
CMBS	60,393	2,070	14,753	7,246	75,146	9,316
Other	109,139	4,368	5,640	1,794	114,779	6,162
Total	$2,910,114	$334,622	$352,682	$125,788	$3,262,796	$460,410

The Company has evaluated investments with gross unrealized losses and determined that the unrealized losses are temporary. The Company does not have the intent to sell these securities and has the intent and ability to retain these investments for a period of time sufficient to recover the amortized cost basis.

The table below summarizes the OTTI by security type:

	Years Ended December 31,
	2023	2022	2021
	(In Thousands)
Bonds:
Industrial and miscellaneous			$5,094
Issuer obligation	$1,279
LBASS		$2,065
Mortgage loans	923
Total OTTI	$2,202	$2,065	$5,094

No other than temporary impairments (OTTIs) were recognized on LBASS due to intent to sell or inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis.

The assignment of an NAIC 5GI designation to a debt security occurs when the necessary documentation for a full credit analysis does not exist but the security is current on all contractual payments and the Company expects the security to make full payment of all contractual principal and interest. The Company does not have any 5GI securities.

Proceeds, gross gains and gross losses recognized on sales of bonds were $5.8 million, zero and $0.2 million, respectively, for the year ended December 31, 2023. Proceeds, gross gains and gross losses recognized on sales of bonds were $3.8 million, zero and $0.1 million, respectively, for the year ended December 31, 2022. Proceeds, gross gains and gross losses recognized on sales of bonds were $46.1 million, $1.8 million and zero for the year ended December 31, 2021.

Bonds with a book/adjusted carrying value of $6.3 million and $6.2 million as of December 31, 2023 and 2022, respectively, were held as restricted assets on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

MORTGAGE LOANS

The maximum and minimum lending rates for newly issued mortgage loans, by category, are as follows:

	Maximum	Minimum
Year Ended December 31, 2023:
Construction and land development	8.84%	7.81%
Commercial	8.22%	6.11%

Year Ended December 31, 2022:
Commercial	6.65%	5.70%

The maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages was 69% as of December 31, 2023 and 2022.

The age analysis of mortgage loans by type and identification of mortgage loans in which the insurer is a participant or co-lender in a mortgage loan agreement is as follows:

	Commercial	Mezzanine	Total
December 31, 2023:	(In Thousands)
Current	$470,585	$26,744	$497,329

Participant or co-lender in a mortgage loan agreement:
Recorded investment (1)	$51,274	$26,744	$78,018

	Commercial	Mezzanine	Total
December 31, 2022:	(In Thousands)
Current	$376,603	$26,712	$403,315

Participant or co-lender in a mortgage loan agreement:
Recorded investment (1)		$26,711	$26,711

(1) Excluded from the commercial amounts are mortgage loan participations where the sole participants are the Company and its parent company, Pacific Life. The total amounts were $419.3 million and $376.6 million as of December 31, 2023 and 2022, respectively.

The Company's investment in impaired commercial mortgage loans was $14.1 million as of December 31, 2023. Information on the Company's impaired commercial mortgage loans is as follows:

	Years Ended December 31,
	2023	2022	2021
	(In Thousands)
Average recorded investment	$7,038
Interest income recognized	761

The Company's mortgage loans finance various types of properties primarily throughout the U.S. and Canada. The geographic distributions of the mortgage loans book/adjusted carrying value were as follows (In Thousands):

	December 31,		December 31,
	2023		2022
California	$135,961	California	$136,492
Illinois	78,367	Illinois	59,578
New York	51,543	Washington	32,677
Massachusetts	47,664	Massachusetts	32,628
Texas	46,520	Georgia	32,423
Washington	32,677	Texas	27,296
Florida	31,372	New York	26,711
Georgia	31,049	Florida	19,878
Nevada	17,347	District of Columbia	15,000
District of Columbia	14,077	North Carolina	9,570
Other	10,752	Other	11,062
Total	$497,329	Total	$403,315

As of December 31, 2023 and 2022, the largest carrying value of one single commercial loan and the largest carrying value of commercial loans with a single sponsor was $40.0 million and 8% and 10% of the mortgage loan carrying value, respectively. This loan was located in Illinois and was secured by retail buildings.

The Company reviews the performance and credit quality of commercial mortgage loans on an on-going basis, including loan payment delinquencies and collateral performance. Collateral performance includes a review of the most recent collateral inspection reports and financial statements. Analysts track each loan's debt service coverage ratio (DCR) and loan-to-value (LTV). The DCR compares the collateral’s net operating income to its debt service payments. DCRs less than 1.0 times indicate that the collateral operations do not generate enough income to cover the loan’s current debt payments. A larger DCR indicates a greater excess of net operating income over the debt service. The LTV compares the amount of the loan to the fair value of the collateral and is commonly expressed as a percentage. LTVs greater than 100% indicate that the loan amount exceeds the collateral value. A smaller LTV percentage indicates a greater excess of collateral value over the loan amount. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher LTV ratios and lower DCR. The DCR and LTV ratios are updated routinely.

The loan review process results in each loan being placed into a No Credit Concern category or one of three levels: Level 1 Minimal Credit Concern, Level 2 Moderate Credit Concern or Level 3 Significant Credit Concern. Loans in the No Credit Concern category are performing and no issues are noted. The collateral exhibits a strong DCR and LTV and there are no near term maturity concerns. The loan credit profile and borrower sponsorship have not experienced any significant changes and remain strong. For construction loans, projects are progressing as planned with no significant cost overruns or delays.

Level 1 loans are experiencing negative market pressure and outlook due to economic factors. Financial covenants may have been triggered due to declines in performance. There may be disputes between the borrower and contractors. Credit profile and/or borrower sponsorship remain stable but require monitoring. Near term (6 months or less) maturity requires monitoring due to negative trends. No impairment loss concerns exist under current conditions, however some possibility of loss may exist under stressed scenarios or changes in sponsorship financial strength. This includes troubled debt restructurings (TDR) performing as agreed for more than one year.

Level 2 loans are experiencing significant or prolonged negative market pressure and uncertain outlook due to economic factors; financial covenants may have been triggered due to declines in performance and/or the borrower may have requested covenant relief. There may be disputes between the borrower and contractors. Loan credit profile, borrower sponsorship and/or collateral value may have declined or given cause for concern. Near term maturity (12 months or less) coupled with negative market conditions, property performance and value and/or borrower stability result in increased refinance risk. Likelihood for TDR, impairment and loss is increased. This includes all loans performing as agreed during the first year of a TDR unless assigned to Level 3.

Level 3 loans are experiencing prolonged and/or severe negative market trends, declines in collateral performance and value, and/ or borrower financial difficulties exist. Borrower may have asked for modification of loan terms. Without additional capital infusion and/or acceptable modification to existing loan terms, default is likely and foreclosure the probable alternative. Impairment loss is possible depending on current fair market value of the collateral. This category includes loans in default and previously impaired restructured loans that underperform despite modified terms and/or for which future loss is probable.

Loans classified as Level 1 through Level 3 are placed on a watch list and monitored monthly, subject to the terms of the loan agreement. Loans that have been identified as Level 3 are evaluated to determine if the loan is impaired. A loan is impaired if it is probable that amounts due according to the contractual terms of the loan agreement will not be collected.

As of December 31, 2023 and 2022, the Company had no loans classified as Level 2.

The following tables set forth mortgage loan credit levels as of December 31, 2023 and 2022 ($ In Thousands):

	December 31, 2023
			Level 1		Level 3
			Minimal Credit		Significant
	No Credit Concern		Concern		Credit Concern		Total
		Weighted		Weighted		Weighted		Weighted
	Carrying	Average	Carrying	Average	Carrying	Average	Carrying	Average
Type	Amount	DCR	Amount	DCR	Amount	DCR	Amount	DCR
Office	$222,161	1.66			$14,077	1.28	$236,238	1.64
Retail	65,443	1.77			39,631	0.65	105,074	1.35
Apartment	69,673	1.54					69,673	1.54
Lodging	35,679	6.27					35,679	6.27
Industrial	48,821	1.60					48,821	1.60
Golf course			$1,844	0.73			1,844	0.73
Total	$441,777	2.02	$1,844	0.73	$53,708	0.82	$497,329	1.89

	December 31, 2022
			Level 1		Level 3
			Minimal Credit		Significant
	No Credit Concern		Concern		Credit Concern		Total
		Weighted		Weighted		Weighted		Weighted
	Carrying	Average	Carrying	Average	Carrying	Average	Carrying	Average
Type	Amount	DCR	Amount	DCR	Amount	DCR	Amount	DCR
Office	$207,578	1.61					$207,578	1.61
Retail	32,677	2.55			$39,594	0.58	72,271	1.47
Apartment	64,374	1.49					64,374	1.49
Lodging	36,798	6.32					36,798	6.32
Industrial	20,000	2.24					20,000	2.24
Golf course			$2,294	0.80			2,294	0.80
Total	$361,427	2.19	$2,294	0.80	$39,594	0.58	$403,315	2.02

DEBT RESTRUCTURING

As of December 31, 2023 and 2022, the Company had investments in restructured loans and bonds of $14.1 million and zero, respectively. The realized capital losses related to these loans and bonds were zero for the years ended December 31, 2023, 2022 and 2021.

During the year ended December 31, 2023, the Company modified one mortgage loan with a carrying value of $14.1 million. The Company granted two term extensions on the loan during the year ended December 31, 2023. The first modification extended the maturity date by five months, and the second modification further extended the maturity date by two months. The loan will mature in 2024. The modification qualified as a TDR and an impairment loss of $0.9 million was recorded. There were no troubled debt restructurings during the years ended December 31, 2022 and 2021.

4.	FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company's financial assets and liabilities that are carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100R, Fair Value. The determination of fair value requires the use of observable market data when available. The hierarchy consists of the following three levels that are prioritized based on observable and unobservable inputs.

Level 1	Unadjusted quoted prices for identical instruments in active markets. Level 1 financial instruments include securities that are traded in an active exchange market.

Level 2	Observable inputs other than Level 1 prices, such as quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in inactive markets, and model-derived valuations for which all significant inputs are observable market data.

Level 3	Valuations derived from valuation techniques in which one or more significant inputs are not market observable.

The following tables present, by fair value hierarchy level, the Company's financial instruments that are carried at fair value or net asset value (NAV) as of December 31, 2023 and 2022.

December 31, 2023:	Level 1	Level 2	Level 3	NAV	Total
	(In Thousands)
Assets:
Bonds:
Issuer obligations			$42		$42
Common stocks:
Industrial and miscellaneous			4,947		4,947
Derivatives:
Foreign currency and interest rate swaps		$444			444
Equity derivatives	$6,734		2,256		8,990
Total derivatives	6,734	444	2,256	—	9,434
Separate account assets (1)	3,151,679			$16,269	3,167,948
Total	$3,158,413	$444	$7,245	$16,269	$3,182,371
Liabilities:
Derivatives:
Foreign currency and interest rate swaps		$18,482			$18,482
Equity derivatives			$276		276
Total	$—	$18,482	$276	$—	$18,758

December 31, 2022:	Level 1	Level 2	Level 3	NAV	Total
	(In Thousands)
Assets:
Bonds:
Issuer obligations			$5,010		$5,010
LBASS			3,104		3,104
Total bonds	—	—	8,114	—	8,114
Common stocks:
Industrial and miscellaneous			5,592		5,592
Derivatives:
Foreign currency and interest rate swaps		$605			605
Equity derivatives	$9,992		1,247		11,239
Total derivatives	9,992	605	1,247	—	11,844
Separate account assets (1)	2,894,457			$15,045	2,909,502
Total	$2,904,449	$605	$14,953	$15,045	$2,935,052
Liabilities:
Derivatives:
Foreign currency and interest rate swaps		$52,573			$52,573
Equity derivatives			$2		2
Total	$—	$52,573	$2	$—	$52,575

(1)	Consists of separate account assets that are primarily invested in mutual funds and hedge funds. Investment performance related to separate account assets is offset by corresponding amounts credited to contract holders whose liability is recorded in the separate account liabilities. Separate account liabilities are measured to equal the fair value of separate account assets.

FAIR VALUE MEASUREMENT

The following describes the valuation methodologies used by the Company to measure various types of financial instruments at fair value.

BONDS AND COMMON STOCKS

The fair values of bonds, preferred stocks and common stocks are determined by management after considering external pricing sources and internal valuation techniques. For securities with sufficient trading volume, prices are obtained from third-party pricing services. For securities that are traded infrequently, fair values are determined after evaluating prices obtained from third-party pricing services and independent brokers or are valued internally using various valuation techniques.

The Company's management analyzes and evaluates prices received from independent third parties and determines whether they are reasonable estimates of fair value. Management's analysis may include, but is not limited to, review of third-party pricing methodologies and inputs, analysis of recent trades, comparison to prices received from other third parties and development of internal models utilizing observable market data of comparable securities. The Company assesses the reasonableness of valuations received from independent brokers by considering current market dynamics and current pricing for similar securities.

For prices received from independent pricing services, the Company applies a formal process to challenge any prices received that are not considered representative of fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of fair value, independent non-binding broker quotations are obtained or an internally developed valuation is prepared. Upon evaluation, the Company determines which source represents the best estimate of fair value. Overrides of third-party prices to internally developed valuations of fair value did not produce material differences in the fair values for the majority of the portfolio; accordingly, overrides were not material. In the absence of such market observable activity, management’s best estimate is used.

Fair values determined by internally derived valuation tools use market-observable data if available. Generally, this includes using an actively traded comparable security as a benchmark for pricing. These internal valuation methods primarily represent discounted cash flow models that incorporate significant assumptive inputs such as spreads, discount rates, default rates, severity and prepayment speeds. These inputs are analyzed by the Company’s portfolio managers and analysts, investment accountants and risk managers. Internally developed estimates may also use unobservable data, which reflect the Company’s own assumptions about the inputs market participants would use.

Most securities priced by a major independent third-party service have been classified as Level 2, as management has verified that the significant inputs used in determining their fair values are market observable and appropriate. Externally priced securities for which fair value measurement inputs are not sufficiently transparent, such as securities valued based on broker quotations, have been classified as Level 3. Internally valued securities, including adjusted prices received from independent third parties, where significant management assumptions have been utilized in determining fair value, have been classified as Level 3. Securities categorized as Level 1 consist primarily of investments in mutual funds.

The Company applies controls over the valuation process. Prices are reviewed and approved by the Company’s professional credit analysts that have industry expertise and considerable knowledge of the issuers. Management performs validation checks to determine the completeness and reasonableness of the pricing information, which include, but are not limited to, changes from identified pricing sources, significant or unusual price fluctuations above predetermined tolerance levels from the prior period, and back-testing of fair values against prices of actual trades. A group comprised of the Company’s investment accountants, portfolio managers and analysts and risk managers meet to discuss any unusual items above the tolerance levels that may have been identified in the pricing review process. These items are investigated, further analysis is performed and resolutions are appropriately documented.

DERIVATIVE INSTRUMENTS

Derivative instruments are reported at fair value using pricing valuation models which utilize market data inputs or independent broker quotations or exchange prices for exchange-traded futures. The Company calculates the fair value of derivatives using market standard valuation methodologies for foreign currency and interest rate swaps and equity options. Internal models are used to value equity total return swaps. The derivatives are valued using mid-market inputs that are predominantly observable in the market. Inputs include, but are not limited to, interest swap rates, foreign currency forward and spot rates, credit spreads and correlations, interest volatility, equity volatility and equity index levels. On a monthly basis, the Company performs an analysis of derivative valuations, which includes both quantitative and qualitative analyses. Examples of procedures performed include, but are not limited to, review of pricing statistics and trends, analysis of the impacts of changes in the market environment and review of changes in the market value for each derivative by both risk managers and investment accountants. Internally calculated fair values are reviewed and compared to external broker fair values for reasonableness.

Derivative instruments classified as Level 1 are exchange-traded. Derivative instruments classified as Level 2 primarily include foreign currency and interest rate swaps. The derivative valuations are determined using pricing models with inputs that are observable in the market or can be derived principally from or corroborated by observable market data, primarily interest swap rates, interest rate volatility and foreign currency forward and spot rates.

Derivative instruments classified as Level 3 include complex derivatives, such as equity options and total return swaps. These derivatives are valued using pricing models which utilize both observable and unobservable inputs, primarily interest rate volatility, equity volatility, equity index levels, and to a lesser extent, broker quotations. A derivative instrument containing Level 2 inputs would be classified as a Level 3 financial instrument in its entirety if it has at least one significant Level 3 input.

SEPARATE ACCOUNT ASSETS

The fair value of separate account assets is based on the fair value or NAV of the underlying assets. Separate account assets held at fair value primarily consist of mutual funds and hedge funds.

Level 1 separate account assets include mutual funds that are valued based on reported net asset values provided by fund managers daily and can be redeemed without restriction. Management performs validation checks to determine the reasonableness of the pricing information, which include, but are not limited to, price fluctuations above predetermined thresholds from the prior day and validation against similar funds or indices. Variances are investigated, further analysis is performed and resolutions are appropriately documented.

Investments Measured Using the NAV Practical Expedient

Separate account assets include hedge funds where the fair value is based on the net asset value obtained from the fund managers. Investment strategies related to separate account hedge funds include multi-strategy primarily invested in U.S. and international equity, fixed income, long/short equity, loans, derivatives, privately held companies and private partnerships. The redemption frequency is quarterly. There are no remaining lockup periods or unfunded commitments of investments measured using the NAV practical expedient as of December 31, 2023 and 2022.

LEVEL 3 RECONCILIATION

The tables below present a reconciliation of the beginning and ending balances of the Level 3 financial instruments that are carried at fair value using significant unobservable inputs:

						Total Gains or (Losses)
	January 1,	Transfers Into		Transfers Out		Included in	Included in				December 31,
	2023	Level 3 (1)		of Level 3 (1)		Net Income	Surplus	Purchases	Sales	Settlements	2023
	(In Thousands)
Bonds
Issuer obligations	$5,010	$3,104	(2)	$(3,512	)(3)	$(1)	$(696)			$(3,863)	$42
LBASS	3,104			(3,104	)(2)						—
Common stocks	5,592						(401)	$238		(482)	4,947
Derivatives, net	1,245					1,357	(549)	1,691		(1,764)	1,980
Total	$14,951	$3,104		$(6,616)		$1,356	$(1,646)	$1,929	$—	$(6,109)	$6,969

					Total Gains or (Losses)
	January 1,	Transfers Into		Transfers Out	Included in	Included in				December 31,
	2022	Level 3 (1)		of Level 3 (1)	Net Income	Surplus	Purchases	Sales	Settlements	2022
	(In Thousands)
Bonds
Issuer obligations		$5,010	(4)							$5,010
LBASS		7,096	(4)		$(2,048)		$153		$(2,097)	3,104
Common stocks	$3,647						1,945			5,592
Derivatives, net	1,927				(632)	589	76		(715)	1,245
Total	$5,574	$12,106		$—	$(2,680)	$589	$2,174	$—	$(2,812)	$14,951

(1) Transfers in and/or out are recognized at the end of each quarter

(2) Transferred into/out of Level 3 due to reclassifications to Issuer Obligations.

(3) Transferred out of Level 3 due to changes in fair value.

(4) Transferred into Level 3 due to carrying value adjustments down to fair value.

The book/adjusted carrying values and fair values of the Company's financial instruments are presented in the following table.

	December 31, 2023
		Book/					Not
		Adjusted					Practicable
	Fair	Carrying					(Carrying
	Value	Value	Level 1	Level 2	Level 3	NAV	Value)
	(In Thousands)
Assets:
Bonds	$6,201,130	$6,397,667		$5,887,459	$313,671
Common stocks	4,947	4,947			4,947
Mortgage loans	452,495	497,329			452,495
Cash and cash equivalents	230,983	230,983	$230,983
Contract loans	19,060	19,060			19,060
Derivatives, net	(9,324)	(9,324)	6,734	(18,038)	1,980
Other invested assets (1)	22,880	24,942		22,880
Separate account assets	3,167,948	3,167,948	3,151,679			$16,269
Liabilities:
Liability for deposit-type contracts	1,067,777	1,036,013			1,067,777
Separate account liability for
deposit type contracts	1,892	1,892			1,892

	December 31, 2022
		Book/					Not
		Adjusted					Practicable
	Fair	Carrying					(Carrying
	Value	Value	Level 1	Level 2	Level 3	NAV	Value)
	(In Thousands)
Assets:
Bonds	$4,659,251	$5,033,766		$4,557,389	$101,862
Common stocks	5,592	5,592			5,592
Mortgage loans	358,254	403,315			358,254
Cash and cash equivalents	333,373	333,373	$333,373
Contract loans	9,483	9,483			9,483
Derivatives, net	(40,731)	(40,731)	9,992	(51,968)	1,245
Other invested assets (1)	21,921	24,940		21,921
Separate account assets	2,909,502	2,909,502	2,894,457			$15,045
Liabilities:
Liability for deposit-type contracts	933,990	936,383			933,990
Separate account liability for
deposit type contracts	2,118	2,118			2,118

(1) Excludes investments accounted for under the equity method.

The tables above exclude the following financial instruments: investment income due and accrued and derivatives collateral receivable and payable. The fair value of these financial instruments, which are primarily classified as Level 2, approximates carrying value as they are short-term in nature such that there is minimal risk of material changes in fair value due to changes in interest rates or counterparty credit.

FAIR VALUE MEASUREMENT

The following methods and assumptions were used to estimate the fair value of these financial instruments as of December 31, 2023 and 2022:

MORTGAGE LOANS

The fair value of the mortgage loan portfolio is determined by discounting the estimated future cash flows, using current rates that are applicable to similar credit quality, property type and average maturity of the composite portfolio.

CASH AND CASH EQUIVALENTS

Cash equivalents are money market mutual funds that have fair values that approximate their book/adjusted carrying values due to the short maturities of the underlying investments of the funds. The carrying value of cash approximates the fair value.

CONTRACT LOANS

Contract loans are not separable from their associated insurance contract and bear no credit risk since they do not exceed the contract's cash surrender value, making these assets fully secured by the cash surrender value of the contracts. Therefore, the carrying amount of the contract loans is a reasonable approximation of fair value.

OTHER INVESTED ASSETS

Other invested assets consist of surplus note investments held from other insurance providers. The fair value of the surplus note investments are priced by an independent pricing service as described for bonds above.

LIABILITY FOR DEPOSIT-TYPE CONTRACTS

The primary methods used to determine the estimated fair value of liability for deposit-type contracts are based on discounted cash flow methodologies using significant unobservable inputs.

SEPARATE ACCOUNT LIABILITY FOR DEPOSIT-TYPE CONTRACTS

The statement value of separate account liability for deposit-type contracts is reported under separate account liabilities and is a reasonable estimate of their fair value because the contractual interest rates are variable and based on current market rates.

5.	DERIVATIVE INSTRUMENTS

The Company primarily utilizes derivative instruments to manage its exposure to interest rate risk, foreign currency risk and equity risk, collectively “market risk”, and credit risk. Derivative instruments are also used to manage the duration mismatch of general account assets and liabilities. Derivatives may be exchange-traded or contracted in the over-the-counter (OTC) market. The Company’s OTC derivatives are primarily bilateral contracts between two counterparties. Certain of the Company’s OTC derivatives are cleared and settled through central clearing counterparties. The Company utilizes a variety of derivative instruments including swaps, exchange-traded futures and options.

Market risk is the possibility that future changes in market conditions may make the derivative financial instrument less valuable. Credit risk is defined as the possibility that a loss may occur from the failure of another party to perform in accordance with the terms of the contract, which exceeds the value of existing collateral, if any. The Company mitigates these risks through established market and credit risk limits.

The following table summarizes the notional amount, net carrying value, and fair value of the Company's derivative instruments by derivative type. Cash collateral received from or pledged to counterparties is not included in the amounts below.

	Notional Amount	Net Carrying Value	Fair Value
	(In Thousands)
December 31, 2023:
Equity total return swaps	$27,452	$(276)	$(276)
Equity futures	136,688	6,734	6,734
Equity call options	43,940	2,256	2,256
Foreign currency swaps	2,104	354	354
Interest rate swaps	251,200	(18,392)	(18,392)
Total	$461,384	$(9,324)	$(9,324)
December 31, 2022:
Equity total return swaps	$22,384	$273	$273
Equity futures	189,827	9,992	9,992
Equity call options	41,980	972	972
Foreign currency swaps	2,678	511	511
Interest rate swaps	302,315	(52,479)	(52,479)
Total	$559,184	$(40,731)	$(40,731)

Notional amount represents a standard of measurement of the volume of derivatives. Notional amount is not a quantification of market risk or credit risk and is not recorded in the statements of admitted assets, liabilities and capital and surplus - statutory basis. Notional amounts generally represent those amounts used to calculate contractual cash flows to be exchanged and are not paid or received, except for certain contracts such as foreign currency swaps.

COLLATERAL

For OTC and OTC-cleared derivatives, the Company pledges and receives cash and asset collateral. Cash collateral received from counterparties was $1.6 million and $0.7 million as of December 31, 2023 and 2022, respectively. Cash collateral pledged to counterparties was $32.0 million and $65.7 million as of December 31, 2023 and 2022, respectively.

The Company is required to pledge initial margin for all futures contracts. The amount of required margin is determined by the exchange on which it is traded. The Company pledged cash to satisfy this collateral requirement. Cash pledged for initial margin was $6.7 million and $10.0 million as of December 31, 2023 and 2022, respectively.

DERIVATIVES DESIGNATED AS FAIR VALUE HEDGES

The Company offers life insurance products with indexed account options. The interest credited on the indexed accounts is a function of the underlying domestic and/or international equity index, subject to various caps, thresholds and participation rates.

The Company utilizes equity call options to hedge the credit paid to the policyholder on the underlying index for its life insurance products with indexed account options. These equity call options are contracts to buy the index at a predetermined time at a contracted price. The contracts will be net settled in cash based on differentials in the index at the time of exercise and the strike price subject to a cap, net of option premiums. These equity call options are designated as a fair value hedge under statutory accounting principles with changes in fair value recorded in net realized capital gains (losses) less tax.

For the years ended December 31, 2023, 2022 and 2021, $1.6 million, $1.5 million and $1.5 million, respectively, of option premium expense was recorded in net investment income for the one-year equity call options hedging life indexed account insurance products. This amount was excluded from the assessment of hedge effectiveness. For all other hedging relationships, no component of the hedging instrument’s fair value was excluded from the assessment of hedge effectiveness.

DERIVATIVES NOT DESIGNATED AS HEDGING INSTRUMENTS

The Company offers a rider on certain variable annuity contracts that guarantees net principal over specified periods, as well as riders on certain variable annuity contracts that guarantee a minimum withdrawal benefit over specified periods, subject to certain restrictions.

The Company utilizes total return swaps and exchange-traded futures based upon domestic and international equity market indices to economically hedge the equity risk of the guarantees in its variable annuity products. Total return swaps are swaps whereby the Company agrees to exchange the difference between the economic risk and reward of an equity index and a floating rate of interest, calculated by reference to an agreed upon notional amount. Cash is paid and received over the life of the contract based on the terms of the swap. In exchange-traded futures transactions, the Company agrees to purchase or sell a specified number of contracts, the values of which are determined by the underlying equity indices, and to post variation margin on a daily basis in an amount equal to the change in the daily fair value of those contracts. The Company also utilizes interest rate swaps to manage interest rate risk in the variable annuity products.

Foreign currency interest rate swap agreements are used to convert fixed or floating rate foreign-denominated assets to U.S. dollar fixed or floating rate assets. A foreign currency interest rate swap involves the exchange of an initial principal amount in two currencies, and the agreement to re-exchange the currencies at a future date, at an agreed-upon exchange rate. There are also periodic exchanges of interest payments in the two currencies at specified intervals, calculated using agreed-upon interest rates, exchange rates, and the exchanged principal amounts. The Company enters into these agreements primarily to manage the currency risk associated with investments that are denominated in foreign currencies.

Interest rate swaps are used by the Company to reduce market risk from changes in interest rates and other interest rate exposure arising from duration mismatches between assets and liabilities. An interest rate swap agreement involves the exchange, at specified intervals, of interest payments resulting from the difference between fixed rate and floating rate interest amounts calculated by reference to an underlying notional amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party.

The average and ending fair value of derivatives not designated as hedging instruments are as follows:

	Average Fair Value		Ending Fair Value
	Years Ended		as of
	December 31,		December 31,
	2023	2022	2023		2022
			Asset	Liability	Asset	Liability
	(In Thousands)
Equity futures	$8,482	$8,329	$6,734		$9,992
Foreign currency swaps	438	496	354		511
Interest rate swaps	(27,636)	(31,277)	90	$18,482		$52,479
Equity total return swaps	(139)	57		276	275	2
Equity call options		7
Total	$(18,855)	$(22,388)	$7,178	$18,758	$10,778	$52,481

The following table summarizes the surplus and net realized capital gains (losses) impact on derivative instruments not designated as hedging instruments.

	Years Ended December 31,			Years Ended December 31,
	2023	2022	2021	2023	2022	2021
	Surplus			Net Realized Capital Gains (Losses)
	(In Thousands)
Equity futures	$(11,666)	$7,973	$431	$(17,752)	$17,060	$(27,276)
Equity total return swaps	(549)	589	(15)
Foreign currency swaps	(157)	(110)	(117)
Interest rate swaps	34,087	(55,114)	(11,762)	(33,813)
Equity call options			30
Total	$21,715	$(46,662)	$(11,433)	$(51,565)	$17,060	$(27,276)

For the years ended December 31, 2023, 2022 and 2021, net gains or (losses) from periodic net settlements recorded in net investment income were ($9.5) million, $5.5 million and ($1.8) million, respectively.

For equity call options with deferred financing premiums which are paid at the end of the derivative contract, summarized in the tables below are the undiscounted future settled premium commitments, equity call option fair value and equity call option fair value excluding impact of discounted future settled premiums (In Thousands):

Premium
Years Ending December 31:	Payments Due(1)
2024	$361
2025
2026
2027
2028 and thereafter
Total undiscounted future settled premium commitments	$361

(1) Premium payments are expected to be made monthly, based upon current maturity date of derivative contracts.

	Years Ended December 31,
	2023	2022
	(In Thousands)
Undiscounted future premium commitments	$361	$1,577
Equity call option fair value	583	972
Equity call option fair value excluding impact of discounted future settled premiums	583	972

DERIVATIVE CREDIT EXPOSURE

The Company is exposed to credit-related losses in the event of nonperformance by derivative counterparties to OTC derivatives. The Company manages its credit risk by dealing with creditworthy counterparties, establishing risk-control limits, executing legally enforceable master netting agreements, and obtaining collateral where appropriate. In addition, the Company evaluates the financial stability of each counterparty before entering into each agreement and throughout the period that the financial instrument is owned.

The Company’s OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

For OTC derivative transactions, the Company enters into legally enforceable master netting agreements which provide for the netting of payments and receipts with a single counterparty. The net position with each counterparty is calculated as the aggregate fair value of all derivative instruments with each counterparty, net of income or expense accruals and collateral paid or received. These master netting agreements include collateral arrangements with derivative counterparties, which require positions be marked to market and margined on a daily basis by the daily settlement of variation margin. The Company has minimal counterparty exposure to credit-related losses in the event of non performance by these counterparties.

The OTC agreements may include a termination event clause associated with financial strength ratings assigned by certain independent rating agencies. If these financial strength ratings were to fall below a specified level, as defined within each counterparty master agreement, or if one of the rating agencies were to cease to provide a financial strength rating, the counterparty could terminate the master agreement with payment due based on the net fair value of the underlying derivatives. As of December 31, 2023 and 2022, the Company’s financial strength ratings were above the specified level.

The Company’s credit exposure is measured on a counterparty basis as the net positive fair value of all derivative positions with the counterparty, net of income or expense accruals and collateral received. All of the net credit exposure for the Company from derivative contracts is with investment-grade counterparties. The Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance for the years ended December 31, 2023, 2022 and 2021. The Company does not expect any counterparties to fail to meet their obligations given their investment-grade ratings.

The Company does not have any derivatives accounted for under SSAP No. 108, Derivatives Hedging Variable Annuity Guarantees.

6.	INCOME TAXES

The components of net admitted deferred tax assets are as follows:

	December 31, 2023			December 31, 2022
	Ordinary	Capital	Total	Ordinary	Capital	Total

	(In Thousands)			(In Thousands)
Gross deferred tax assets	$75,859	$5,747	$81,606	$63,551	$5,511	$69,062
Statutory valuation allowance adjustment
Adjusted gross deferred tax assets	75,859	5,747	81,606	63,551	5,511	69,062
Deferred tax assets nonadmitted	45,322	2,398	47,720	38,573	2,563	41,136
Net admitted deferred tax asset	30,537	3,349	33,886	24,978	2,948	27,926
Deferred tax liabilities	7,423	3,349	10,772	8,030	2,948	10,978
Net admitted deferred tax asset	$23,114	$—	$23,114	$16,948	$—	$16,948

	Change during 2023
	Ordinary	Capital	Total

	(In Thousands)
Gross deferred tax assets	$12,308	$236	$12,544
Statutory valuation allowance adjustment
Adjusted gross deferred tax assets	12,308	236	12,544
Deferred tax assets nonadmitted	6,749	(165)	6,584
Net admitted deferred tax asset	5,559	401	5,960
Deferred tax liabilities	(607)	401	(206)
Net admitted deferred tax asset	$6,166	$—	$6,166

30

The admission calculation components of SSAP No. 101, Income Taxes, are as follows:

	December 31, 2023			December 31, 2022
	Ordinary	Capital	Total	Ordinary	Capital	Total

	(In Thousands)			(In Thousands)
Federal income taxes paid in prior years recoverable through loss carrybacks
Adjusted gross deferred tax assets expected to be realized after application of the threshold limitation	$23,114		$23,114	$16,948		$16,948
Adjusted gross deferred tax assets expected to be realized following the balance sheet date	23,114		23,114	16,948		16,948
Adjusted gross deferred tax assets allowed per limitation threshold			78,220			68,550
Adjusted gross deferred tax assets offset by gross deferred tax liabilities	7,423	$3,349	10,772	8,030	$2,948	10,978
Deferred tax assets admitted as the result of application of SSAP No. 101	$30,537	$3,349	$33,886	$24,978	$2,948	$27,926

	Change during 2023
	Ordinary	Capital	Total

	(In Thousands)
Federal income taxes paid in prior years recoverable through loss carrybacks	$—		$—
Adjusted gross deferred tax assets expected to be realized after application of the threshold limitation	6,166		6,166
Adjusted gross deferred tax assets expected to be realized following the balance sheet date	6,166		6,166
Adjusted gross deferred tax assets allowed per limitation threshold			9,670
Adjusted gross deferred tax assets offset by gross deferred tax liabilities	(607)	$401	(206)
Deferred tax assets admitted as the result of application of SSAP No. 101	$5,559	$401	$5,960

The ratio percentage and adjusted capital and surplus used to determine recovery period and threshold limitation are as follows ($ In Thousands):

	December 31,
	2023	2022

Ratio percentage used to determine recovery period and threshold limitation amount	722%	792%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation	$521,469	$456,998

31

The impacts of tax planning strategies as of December 31, 2023 and 2022 are as follows ($ In Thousands):

	December 31, 2023
	Ordinary	Capital
Adjusted gross deferred tax assets	$75,859	$5,747
Percent of total adjusted gross deferred tax assets	0%	0%
Net admitted adjusted gross deferred tax assets	$30,537	$3,349
Percent of total net admitted adjusted gross deferred tax assets	0%	0%

	December 31, 2022
	Ordinary	Capital
Adjusted gross deferred tax assets	$63,551	$5,511
Percent of total adjusted gross deferred tax assets	0%	0%
Net admitted adjusted gross deferred tax assets	$24,978	$2,948
Percent of total net admitted adjusted gross deferred tax assets	0%	0%

The Company's tax planning strategies do not include the use of reinsurance as of December 31, 2023 and 2022.

Federal income taxes are as follows:

	Years Ended December 31,			Change	Change
	2023	2022	2021	2023-2022	2022-2021
			(In Thousands)
Federal income tax expense	$16,451	$2,428	$6,223	$14,023	$(3,795)
Federal income taxes on net capital gains (losses)	181	(178)	(1)	359	(177)
Federal income tax expense	$16,632	$2,250	$6,222	$14,382	$(3,972)

32

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows.

	December 31,
	2023	2022	Change

	(In Thousands)
Deferred tax assets:
Ordinary:
Policyholder reserves	$55,392	$47,486	$7,906
Deferred acquisition costs	17,734	13,418	4,316
Compensation and benefits accrual	494	388	106
Other	2,239	2,259	(20)
Total	75,859	63,551	12,308
Statutory valuation allowance adjustment
Nonadmitted	45,322	38,573	6,749
Admitted ordinary deferred tax assets	30,537	24,978	5,559

Capital:
Investments	5,747	5,511	236
Total	5,747	5,511	236
Statutory valuation allowance adjustment
Nonadmitted	2,398	2,563	(165)
Admitted capital deferred tax assets	3,349	2,948	401

Admitted deferred tax assets	33,886	27,926	5,960

Deferred tax liabilities:
Ordinary:
Investments	6,761	7,367	(606)
Other	662	663	(1)
Total	7,423	8,030	(607)

Capital:
Investments	3,349	2,948	401
Total	3,349	2,948	401

Deferred tax liabilities	10,772	10,978	(206)

Net admitted deferred tax assets	$23,114	$16,948	$6,166

33

The change in net deferred income taxes, exclusive of the nonadmitted assets, is as follows:

	December 31,
	2023	2022	Change

	(In Thousands)
Total deferred tax assets	$81,606	$69,063	$12,543
Total deferred tax liabilities	10,772	10,978	(206)
Net deferred tax asset	$70,834	$58,085	12,749
Tax effect of unrealized activities			(210)
Change in net operating deferred income tax			$12,539

Federal income tax expense is different from that which would be obtained by applying the statutory Federal income tax rate of 21% to income before income taxes. The significant items causing these differences are as follows:

	Years Ended December 31,
	2023	2022	2021

	(In Thousands)
Provision computed at statutory rate	$2,372	$(3,342)	$8,075
Tax contingency	216	216	215
Amortization of IMR	(104)	(129)	(153)
Distribution from affiliates	(1,028)	(972)	(1,090)
Dividend received deduction	(1,375)	(1,541)	(1,714)
Tax impact from derivative gains (losses) from surplus	4,574	(9,708)	(2,383)
Other	(562)	4	(250)
Total statutory income tax	$4,093	$(15,472)	$2,700

Federal income tax expense	$16,632	$2,250	$6,222
Change in net deferred income taxes	(12,539)	(17,722)	(3,522)
Total statutory income tax	$4,093	$(15,472)	$2,700

As of December 31, 2023 and 2022, the Company had no low income housing and foreign tax credit carryforwards. The Company had no investment tax credits. The Company had no benefits of operating loss carry-forwards. The Company had no adjustments of deferred tax assets (DTAs) and deferred tax liabilities (DTLs) for enacted changes in tax laws or a change in tax status. The Company had no adjustments to gross DTAs because of a change in circumstances that causes a change in judgment about the realizability of the related DTAs. The Company had no deposits under Section 6603 of the Internal Revenue Code.

The following are estimated Federal income taxes in the current and prior years that will be available for recoupment in the event of future net losses (In Thousands).

	Ordinary	Capital
2023 estimated		$175
2022
2021		31

The Company had no federal or foreign income tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within 12 months from December 31, 2023. The Company had no Alternative Minimum Tax credit carryforward.

34

The Company's policy is to recognize interest expense and penalties related to tax contingencies as a component of Federal and foreign income taxes. During the years ended December 31, 2023, 2022 and 2021, the Company paid an immaterial amount of interest and penalties to state tax authorities.

PMHC and its subsidiaries file income tax returns in the U.S. Federal and various state jurisdictions. PMHC is under continuous audit by the Internal Revenue Service (IRS) and is audited periodically by some state taxing authorities. The IRS is currently examining PMHC’s tax returns for the years ended December 31, 2013 through 2018. In Q4 2023, the Company was notified that the exam for tax years ended December 31, 2019, 2020, and 2021 would commence in January 2024. The exam of the Federal tax returns through tax years ended December 31, 2012 has been completed and certain issues are under appeals. The State of California is auditing the tax year ended December 31, 2009 and certain issues are under protest. The Company does not expect the current Federal and California audits to result in any material assessments.

The Inflation Reduction Act enacted on August 16, 2022 is effective January 1, 2023 and imposes a 15% CAMT on corporations with three-year average adjusted financial statement income over $1.0 billion. The CAMT is payable to the extent the CAMT liability exceeds the regular corporate income tax liability; however, any CAMT paid would be available as a credit with indefinite carryover that could reduce future regular tax in excess of CAMT.

Following the guidance of Statutory Accounting Principles Working Group INT 23-03, the Company has determined that it is a nonapplicable reporting entity as the consolidated group of corporations of which the Company is a member does not expect to be subject to the CAMT in 2023. The Company expects to be subject to the CAMT after 2023; however, the Company has not determined if it expects to be liable for the CAMT. Accordingly, the year ended December 31, 2023 financial statements - statutory basis do not include an estimated impact of the CAMT.

7.	CAPITAL AND SURPLUS

DIVIDEND RESTRICTIONS

The payment of dividends by the Company to its parent is subject to restrictions set forth in the State of Arizona insurance laws. These laws require (i) notification to the AZ DIFI for the declaration and payment of any dividend and (ii) approval by the AZ DIFI for accumulated dividends within the preceding twelve months that exceed the lesser of 10% of statutory surplus as regards to policyholders as of the preceding December 31 or statutory net gain from operations for the preceding twelve months ended December 31. Based on these restrictions and 2023 statutory results, the Company could pay up to $35.8 million in dividends during the year ending December 31, 2024 to Pacific Life without prior approval by the AZ DIFI. Within the dividend restrictions, there are no restrictions placed on the portion of Company profits that may be paid as ordinary dividends to stockholders. There are no other restrictions on unassigned surplus.

No dividends were paid during the years ended December 31, 2023 and 2022. During the year ended December 31, 2021, the Company paid ordinary dividends in the form of cash and bonds to Pacific Life of $41.7 million.

During the years ended December 31, 2023, 2022, and 2021, the Company received capital contributions in the form of bonds from Pacific Life of $49.3 million, zero, and zero, respectively.

UNASSIGNED SURPLUS

The portion of unassigned surplus represented by cumulative unrealized losses, net, as of December 31, 2023 and 2022 was $25.4 million and $46.2 million, respectively.

35

8.	RELATED PARTY TRANSACTIONS

Pacific Life provides general administrative and investment management services to the Company under an administrative services agreement. Product contract services relating to the Company's variable universal life insurance, other life insurance, variable annuities and investment management services are under a separate services agreement. Amounts charged by Pacific Life to the Company for these services were $34.0 million, $28.0 million and $22.7 million for the years ended December 31, 2023, 2022 and 2021, respectively, and are primarily included in operating expenses. The Company reported $5.1 million and $3.8 million due to Pacific Life as of December 31, 2023 and 2022, respectively. It is the Company’s policy to settle these amounts no later than 90 days after the due date.

The Company generally carries its investments in joint ventures, partnerships and limited liability companies based on the underlying audited U.S GAAP equity of the investee as determined in accordance with U.S. GAAP, except as otherwise disclosed below. These investments include affiliated companies as well as those where the Company has minor ownership interests.

PLFA is the investment adviser for the Pacific Select Fund, the investment vehicle provided to the Company’s variable life insurance policyholders and variable annuity contract owners. PLFA is owned 99% by Pacific Life and 1% by the Company. Distributions to the Company from PLFA, reflecting net revenues and expenses, net of taxes, are recorded by the Company as net investment income when declared, to the extent they are not in excess of undistributed accumulated earnings. Distributions from PLFA to the Company included in net investment income December 31, 2023, 2022 and 2021 were $4.9 million, $4.6 million and $5.2 million, respectively. Any undistributed net revenue and expense, net of tax, is recorded directly to surplus.

Pacific Select Distributors, LLC (PSD), a wholly-owned broker-dealer subsidiary of Pacific Life, primarily serves as the distributor of registered investment-related products and services, principally variable life and annuity contracts issued by the Company and Pacific Life. In connection with PSD’s distribution of these variable life and annuity contracts to the Company and Pacific Life, the Company incurred commission expense of $26.7 million, $29.7 million and $34.0 million during the years ended December 31, 2023, 2022 and 2021, respectively. A service plan was adopted by the Pacific Select Fund whereby Pacific Select Fund pays PSD, as distributor of the funds, a service fee in connection with services rendered or procured to or for shareholders of the fund or their variable contract owners. These services may include, but are not limited to, payment of compensation to broker-dealers, including PSD itself, and other financial institutions and organizations, which assist in providing any of the services. From these service fees, PSD reimbursed the Company $3.5 million, $3.6 million and $4.2 million, included in commission expense, for paying trail commissions on its behalf for the years ended December 31, 2023, 2022 and 2021, respectively. PSD also offers limited retail broker-dealer services that include selling variable annuities issued by the Company to customers advised by third party fiduciaries such as trust companies and registered investment advisers. With respect to these sales, PSD acts as the broker-dealer of record for the initial sale, but does not receive commissions.

The Company’s structured settlement transactions are typically designed such that an affiliated assignment company assumes settlement obligations from external parties in exchange for consideration. The affiliated assignment company then funds the assumed settlement obligations by purchasing annuity contracts from the Company. Consequently, substantially all of the Company’s structured settlement annuities are sold to an affiliated assignment company. Included in the liability for aggregate reserves are insurance contracts with the affiliated assignment company with contract values of $2,027.3 million and $1,998.3 million as of December 31, 2023 and 2022, respectively. Related to these annuity contracts, the Company received $56.0 million, $101.7 million and $41.6 million of premium and annuity considerations and paid $124.4 million, $123.8 million and $126.2 million of current and future policy benefits for the years ended December 31, 2023, 2022 and 2021, respectively. In addition, included in the liability for deposit-type contracts are insurance contracts with the affiliated assignment company of $996.3 million and $905.3 million as of December 31, 2023 and 2022, respectively.

The Company has an agreement with Pacific Life to borrow up to $100 million at variable interest rates. There was no amount outstanding under the facility as of December 31, 2023 and 2022. The Company also has an intercompany uncommitted revolving credit facility with affiliates to lend or borrow funds. Under the agreement, the Company can lend or borrow up to 3% of the Company's admitted assets to certain affiliates as of the preceding December 31. The aggregate total borrowing of all outstanding loans is limited to $1.0 billion including any outstanding loans under any other affiliate lending agreements. The Company had no amount outstanding under the facility as of December 31, 2023.

36

9.	RESERVES FOR LIFE CONTRACTS AND ANNUITY CONTRACTS

For policies with a substandard rating or flat extra, mean reserves are based on an appropriate multiple of or addition to the valuation mortality table.

As of December 31, 2023 and 2022, the Company had $204.0 million and $255.7 million, respectively, of insurance in force for which gross premiums were less than the net premiums according to the valuation standard set by the Arizona DIFI.

For traditional policies, tabular interest, tabular less actual reserve released, and tabular cost have been determined by formula as described by the NAIC instructions. For non-traditional universal life type policies, the tabular interest and tabular cost are based on the actual interest credited to and monthly deductions from the policies. For some deferred annuity policies and some immediate payout policies, tabular interest was calculated using basic data.

The tabular interest on deposit funds not involving life contingencies has been determined from actual interest credited to deposits.

The components for other reserve changes are as follows:

	December 31,
	2023			2022
	Ordinary			Ordinary
	Life	Individual		Life	Individual
	Insurance	Annuities	Total	Insurance	Annuities	Total

	(In Thousands)
The components of other reserve changes include change in asset adequacy reserves, change of separate account fair value, surrender or alternative comparison values, partial withdrawals, changes in deficiency reserves and change in CRVM expense allowances	$(1,233)	$(40,000)	$(41,233)	$(1,799)	$40,000	$38,201

10.	ANALYSIS OF ANNUITY ACTUARIAL RESERVES AND DEPOSIT TYPE CONTRACT LIABILITIES BY WITHDRAWAL CHARACTERISTICS

The tables below describe withdrawal characteristics of individual annuities, group annuities and deposit-type contracts:

Individual Annuities:

	December 31, 2023
	General	Separate Account		% of
	Account	Nonguaranteed	Total	Total

	($ In Thousands)
Subject to discretionary withdrawal:
With market value adjustment	$79,868		$79,868	1%
At book value less current surrender charge of 5% or more (1)	126,961		126,961	2%
At fair value		$3,026,317	3,026,317	36%
Total with market value adjustment or at fair value	206,829	3,026,317	3,233,146	39%
At book value without adjustment	2,826,364		2,826,364	34%
Not subject to discretionary withdrawal	2,224,051	335	2,224,386	27%
Total	$5,257,244	$3,026,652	$8,283,896	100%

Amount included at book value less current surrender charge of 5% or more that will move to at book value without adjustment for the first time within the year after the statement date:	$21,293	$—	$21,293

(1) Withdrawal characteristic categories were evaluated using effective surrender charge rates, where applicable.

37

Group Annuities:

	December 31, 2023
	General	Separate Account		% of
	Account	Nonguaranteed	Total	Total

	($ In Thousands)
Not subject to discretionary withdrawal	$365,950		$365,950	100%
Total	$365,950	$—	$365,950	100%

Deposit-type Contracts:

	December 31, 2023
	General	Separate Account		% of
	Account	Nonguaranteed	Total	Total

	($ In Thousands)
Subject to discretionary withdrawal:
With market value adjustment	$6,982		$6,982	1%
At fair value		$1,892	1,892
Total with market value adjustment or at fair value	6,982	1,892	8,874	1%
Not subject to discretionary withdrawal	1,029,031		1,029,031	99%
Total	$1,036,013	$1,892	$1,037,905	100%

38

Total Individual and Group Annuities and Deposit-type Contracts:

	December 31, 2023
	General	Separate Account		% of
	Account	Nonguaranteed	Total	Total

	($ In Thousands)
Subject to discretionary withdrawal:
With market value adjustment	$86,850		$86,850	1%
At book value less current surrender charge of 5% or more (1)	126,961		126,961	1%
At fair value		$3,028,209	3,028,209	31%
Total with market value adjustment or at fair value	213,811	3,028,209	3,242,020	33%
At book value without adjustment	2,826,364		2,826,364	29%
Not subject to discretionary withdrawal	3,619,032	335	3,619,367	38%
Total	$6,659,207	$3,028,544	$9,687,751	100%

Total Individual and Group Annuities and Deposit-type Contracts:

	December 31, 2022
	General	Separate Account		% of
	Account	Nonguaranteed	Total	Total

	($ In Thousands)
Subject to discretionary withdrawal:
With market value adjustment	$75,392		$75,392	1%
At book value less current surrender charge of 5% or more (1)	203,066		203,066	2%
At fair value		$2,766,519	2,766,519	34%
Total with market value adjustment or at fair value	278,458	2,766,519	3,044,977	37%
At book value without adjustment	1,719,350		1,719,350	21%
Not subject to discretionary withdrawal	3,382,246	316	3,382,562	42%
Total	$5,380,054	$2,766,835	$8,146,889	100%

(1) Withdrawal characteristic categories were evaluated using effective surrender charge rates, where applicable.

The following information is obtained from the applicable exhibit in the Company's Annual Statement and related Separate Accounts Annual Statement, both of which are filed with the AZ DIFI, and are provided to reconcile annuity reserves and deposit- type contract funds and other liabilities without life or disability contingencies to amounts reported in the Annual Statement:

	December 31,
	2023	2022

	(In Thousands)
Annual Statement:
Annuities	$5,623,193	$4,443,671
Deposit-type contracts	1,036,013	936,383
Total	6,659,206	5,380,054
Separate Accounts Annual Statement:
Annuities	3,026,652	2,764,717
Other contract deposit funds	1,892	2,118
Combined total	$9,687,750	$8,146,889

39

11.	ANALYSIS OF LIFE ACTUARIAL RESERVES BY WITHDRAWAL CHARACTERISTICS

The tables below describe withdrawal characteristics of life actuarial reserves as of December 31, 2023 and 2022:

	General Account			Separate Account - Nonguaranteed
December 31, 2023	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve

	(In Thousands)
Subject to discretionary withdrawal, surrender values, or contract loans:
Universal life	$573	$51	$355
Universal life with secondary guarantees	10,132	9,871	10,235
Indexed universal life with secondary guarantees	48,326	46,851	48,891
Other permanent cash value life insurance	6,769	7,084	7,168
Variable universal life	17,760	17,719	17,748	$73,802	$73,798	$73,798

Not subject to discretionary withdrawal or no cash values:
Term policies without cash value			4,742
Disability - active lives			49
Disability - disabled lives			5,264
Miscellaneous reserves			420
Total (direct + assumed)	83,560	81,576	94,872	73,802	73,798	73,798
Reinsurance ceded			6,268
Total (net)	$83,560	$81,576	$88,604	$73,802	$73,798	$73,798

	General Account			Separate Account - Nonguaranteed
December 31, 2022	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve

	(In Thousands)
Subject to discretionary withdrawal, surrender values, or contract loans:
Universal life	$356	$21	$201
Universal life with secondary guarantees	9,588	9,275	9,707
Indexed universal life with secondary guarantees	45,629	45,239	46,162
Other permanent cash value life insurance	6,804	7,175	7,351
Variable universal life	8,311	8,275	8,295	$77,806	$77,795	$77,795

Not subject to discretionary withdrawal or no cash values:
Term policies without cash value			4,781
Disability - active lives			44
Disability - disabled lives			5,722
Miscellaneous reserves			677
Total (direct + assumed)	70,688	69,985	82,940	77,806	77,795	77,795
Reinsurance ceded			7,105
Total (net)	$70,688	$69,985	$75,835	$77,806	$77,795	$77,795

The table below describes the total withdrawal characteristics of life actuarial reserves for life and accident and health and separate accounts annual statements.

	December 31,
	2023	2022

	(In Thousands)
Annual Statement:
Life insurance section	$87,978	$74,965
Disability - active lives section	20	18
Disabled lives section	189	181
Miscellaneous section	417	671
Subtotal	88,604	75,835

Separate Accounts Annual Statement:
Life insurance section	73,798	77,795
Combined total	$162,402	$153,630

12.	PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums and annuity considerations are as follows:

	December 31, 2023		December 31, 2022
	Gross	Net of Loading	Gross	Net of Loading

	(In Thousands)
Ordinary renewal	$(58)	$(59)	$124	$122
Total	$(58)	$(59)	$124	$122

13.	SEPARATE ACCOUNTS

The Company utilizes Separate Accounts to record and account for assets and liabilities related to variable annuities and variable universal life. The liabilities consist of reserves established to meet withdrawal and future benefit payment contractual provisions. Investment risk associated with market value changes are generally borne by the contract holders.

In accordance with the products recorded within the Separate Account, some assets are considered legally insulated whereas others are not legally insulated from the General Account. The legal insulation of the separate account assets prevents such assets from being generally available to satisfy claims resulting from the General Account.

As of December 31, 2023 and 2022, the Company’s Separate Accounts Annual Statement included legally insulated assets of $3,167.9 million and $2,909.5 million, respectively. The assets legally insulated and not legally insulated from the general account as of December 31, 2023 are attributed to the following products (In Thousands):

Product	Separate Account Assets Legally Insulated	Separate Account Assets Not Legally Insulated

Variable annuities	$3,094,146
Variable universal life	73,802
Total	$3,167,948	$—

In accordance with the products recorded within the Separate Account, some separate account liabilities are guaranteed by the General Account. In accordance with guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the General Account.

To compensate the General Account for the risk taken, the Separate Account paid risk charges as follows for the years ended December 31, 2023, 2022, 2021, 2020, and 2019 of $20.5 million, $19.6 million, $18.4 million, $16.7 million, and $16.7 million, respectively.

For the years ended December 31, 2023, 2022, 2021, 2020, and 2019, the General Account of the Company had paid $1.2 million, $0.9 million, zero, $0.1 million, and $0.1 million, respectively, toward the Separate Account guarantees.

The Company has no Separate Accounts with guarantees. The Company's Separate Accounts without guarantees consist of the variable annuities and variable universal life businesses where the assets of these accounts are carried at fair value.

Information regarding the Separate Accounts of the Company is as follows:

	Years Ended December 31,
	2023	2022

	(In Thousands)
Premiums, considerations or deposits	$229,924	$282,557

	December 31,
	2023	2022

	(In Thousands)
Reserves for accounts with assets at fair value	$3,102,342	$2,844,630

Reserves by withdrawal characteristics:
Subject to discretionary withdrawal at fair value	$3,102,007	$2,844,314
Not subject to discretionary withdrawal	335	316
Total	$3,102,342	$2,844,630

	Years Ended December 31,
	2023	2022	2021

	(In Thousands)
Transfers as reported in the summary of operations - statutory basis of the Separate Accounts Annual Statement:
Transfers to separate accounts	$229,873	$282,497	$331,200
Transfers from separate accounts	334,513	251,482	386,614
Net transfers from separate accounts	(104,640)	31,015	(55,414)
Reconciling adjustments:
Net lag gain/loss for annuities in general account only	51	(36)	3
Transfers as reported in current and future policy benefits in the accompanying statements of operations - statutory basis	$(104,589)	$30,979	$(55,411)

14.	BORROWED MONEY

The Company is a member of the Federal Home Loan Bank of San Francisco (FHLB). The Company is eligible to receive advances from the FHLB based on a percentage of the Company’s net admitted assets provided it has sufficient available eligible collateral and is in compliance with the FHLB requirements and insurance laws and regulations. The Company's estimated maximum borrowing capacity (after taking into account required collateralization levels) was $6.0 million and $7.0 million as of December 31, 2023 and 2022. However, asset eligibility determination is subject to the FHLB's discretion and to the availability of qualifying assets at the Company. The Company had no collateral pledged to the FHLB. Interest is at variable or fixed rates. The Company had no borrowing from the FHLB as of December 31, 2023 and 2022.

The Company is required to purchase stock in FHLB of San Francisco each time it receives an advance. As of December 31, 2023, and 2022, the Company held $3.9 million and $3.6 million, respectively, of membership Class B stock of FHLB of San Francisco, which is recorded in common stock. All of the membership stock is not eligible for redemption.

15.	COMMITMENTS AND CONTINGENCIES

COMMITMENTS

As of December 31, 2023, the Company has no outstanding commitments for investments in subsidiary, controlled or affiliated (SCA) entities, joint ventures, partnerships and limited liability companies.

As of December 31, 2023, the Company had $2.1 million of outstanding contractual obligations to acquire private placement securities for the General Account. As of December 31, 2023, the Company had $126.6 million of outstanding mortgage loan commitments for the General Account which were primarily advances available for construction loans.

In connection with the operations of PLFA, the Company and Pacific Life are obligated to contribute additional capital funding as may be required according to their respective membership percentages. There were no capital contributions to PLFA for the years ended December 31, 2023, 2022 and 2021.

CONTINGENCIES - LITIGATION

The Company is a respondent in a number of legal proceedings, some of which involve allegations for extra-contractual damages. Although the Company is confident of its position in these matters, success is not a certainty and a judge or jury could rule against the Company. In the opinion of management, the outcome of such proceedings is not likely to have a material adverse effect on the Company's financial statements - statutory basis. The Company believes adequate provision has been made in its financial statements for all probable and reasonably estimable losses for litigation claims against the Company, if any.

Issues were identified in a market conduct exam that may be indicative of potential losses. The Company has accrued a loss contingency based on management’s best estimate and does not expect these issues to have a materially adverse effect on the Company’s financial statements - statutory basis.

CONTINGENCIES - IRS REVENUE RULING

In 2007, the Internal Revenue Service (IRS) issued Rev. Rul. 2007-54, interpreting then-current tax law regarding the computation of the dividend received deduction (DRD). Later in 2007, the IRS issued Revenue Ruling 2007-61, suspending Rev. Rul. 2007-54 and indicating that the IRS would re-address this issue in a future regulation project. In 2014, the IRS issued Rev. Rul. 2014-7, stating that it would not address this issue through regulation, but instead would defer to legislative action. Rev. Rul. 2014-7 also expressly superseded Rev. Rul. 2007-54, and declared Rev. Rul. 2007-61 obsolete. With the enactment of the Act on December 22, 2017, DRD computations have been modified effective January 1, 2018. Therefore, the Company does not expect that any of the rulings described above will affect DRD computations in the future. However, in open tax years before 2018, the Company could still lose a substantial portion of its DRD claims, which could in turn have a material adverse effect on the Company's financial statements - statutory basis.

CONTINGENCIES - OTHER

In the course of its business, the Company provides certain indemnifications related to dispositions, investments, lease agreements or other transactions that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. These obligations are typically subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. Because the amounts of these types of indemnifications often are not explicitly stated, the overall maximum amount of the obligation under such indemnifications cannot be reasonably estimated. The Company has not made material payments for these types of indemnifications. The estimated maximum potential amount of future payments under these obligations is not determinable due to the lack of a stated maximum liability for certain matters, and therefore, the Company may record a contingent reserve for such matters. Management believes that Company liabilities related to such matters are not likely to have a material adverse effect on the Company's financial statements - statutory basis.

The Company is required by law to participate in the guaranty associations of the various states in which it is licensed to do business. The state guaranty associations ensure payments of guaranteed benefits, with certain restrictions, to policyholders of impaired or insolvent insurance companies by assessing all other companies operating in similar lines of business. The Company has not received notification of any insolvency that is expected to result in a material guaranty fund assessment.

The Company has a liability for estimated guaranty fund assessments and a related premium tax asset. As of December 31, 2023 and 2022, the estimated liability was zero. As of December 31, 2023 and 2022, the related premium tax receivable was $2.2 million. These amounts represent management’s best estimate based on information received from the state in which the Company writes business and may change due to many factors including the Company’s share of the ultimate cost of current insolvencies. Future guaranty fund assessments are expected to be paid based on anticipated funding periods for each guaranty association obligation. Premium tax offsets are expected to be realized based on regulations set forth by various state taxing authorities.

See Note 1 for discussion of other contingencies related to reinsurance.

See Note 5 for discussion of other contingencies related to derivative instruments.

See Note 6 for discussion of other contingencies related to income taxes.

Pacific Life & Annuity Company

SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2023

(In Thousands)

Investment Income Earned:
U.S. Government bonds	$160
Bonds exempt from U.S. tax
Other bonds (unaffiliated)	285,012
Bonds of affiliates
Preferred stocks (unaffiliated)
Preferred stocks of affiliates
Common stocks (unaffiliated)	282
Common stocks of affiliates
Mortgage loans	26,197
Real estate
Contract loans	512
Cash and cash equivalents	11,070
Derivative instruments	(11,166)
Other invested assets	6,166
Aggregate write-ins for investment income	2,338
Gross Investment Income	$320,571

Real Estate Owned - Book Value Less Encumbrances

Mortgage Loans - Book Value:
Farm mortgages
Residential mortgages
Commercial mortgages	$470,585
Mezzanine	26,744
Total Mortgage Loans	$497,329

Mortgage Loans By Standing - Book Value:
Good standing	$483,252
Good standing with restructured terms	$14,077
Interest overdue more than 90 days, not in foreclosure
Foreclosure in process

Other Long-Term Assets - Carrying Value	$25,848

Bonds and Stocks of Parents, Subsidiaries and Affiliates - Carrying Value:
Bonds
Preferred stocks
Common stocks

Bonds by NAIC Designation and Maturity:
Bonds by Maturity - Statement Value:
Due within one year or less	$315,644
Over 1 year through 5 years	2,374,292
Over 5 years through 10 years	1,104,647
Over 10 years through 20 years	1,440,357
Over 20 years	1,162,727
Total by Maturity	$6,397,667

Bonds by NAIC Designation - Statement Value:
NAIC 1	$3,731,089
NAIC 2	2,634,376
NAIC 3	24,548
NAIC 4	2,019
NAIC 5	2,079
NAIC 6	3,556
Total by NAIC Designation	$6,397,667

Total Bonds Publicly Traded	$4,045,823
Total Bonds Privately Traded	$2,351,844
Preferred Stocks - Statement Value
Common Stocks - Unaffiliated - Statement Value	$4,947
Common Stocks - Affiliated - Statement Value
Cash Equivalents	$198,800
Options, Caps & Floors Owned - Statement Value
Options, Caps & Floors Written and In Force - Statement Value
Collar, Swap & Forward Agreements Open - Statement Value	$(16,058)
Futures Contracts Open - Statement Value	$6,734
Cash on Deposit	$32,183

Life Insurance In Force:
Industrial
Ordinary	$4,036,715
Credit Life
Group Life	$461

Amount of Accidental Death Insurance In Force Under Ordinary Policies	$500

Life Insurance Policies with Disability Provisions In Force:
Industrial
Ordinary	$5,263
Credit Life
Group Life

Supplementary Contracts In Force:
Ordinary - Not Involving Life Contingencies
Amount on Deposit
Income Payable
Ordinary - Involving Life Contingencies
Income Payable
Group - Not Involving Life Contingencies
Amount on Deposit
Income Payable
Group - Involving Life Contingencies
Income Payable

Annuities:
Ordinary
Immediate - Amount of Income Payable	$148,794
Deferred - Fully Paid Account Balance	$2,960,653
Deferred - Not Fully Paid - Account Balance

Group
Amount of Income Payable	$29,811
Fully Paid Account Balance
Not Fully Paid - Account Balance

Accident and Health Insurance - Premiums In Force:
Group
Credit
Other

Deposit Funds and Dividend Accumulations:
Deposit Funds - Account Balance	$1,036,013
Dividend Accumulations - Account Balance

Claim Payments 2023:
Group Accident and Health - Year Ended December 31, 2023
2023
2022
2021
2020
2019
Prior

Other Accident and Health
2023
2022
2021
2020
2019
Prior

Other Coverages that Use Developmental Methods to Calculate Claim Reserves
2023
2022
2021
2020
2019
Prior

Pacific Life & Annuity Company

SUPPLEMENTAL SUMMARY INVESTMENT SCHEDULE DECEMBER 31, 2023

(In Thousands)

			Admitted Assets
	Gross		as Reported in
	Investment		the Annual
	Holdings*		Statement
Long-term bonds:
U.S. Governments	$9,288	0.129%	$9,288	0.129%
All other governments	36,424	0.505%	36,424	0.505%
U.S. states, territories, and possessions, etc. guaranteed	8,903	0.123%	8,903	0.123%
U.S. political subdivisions of states, territories, and possessions, guaranteed	56,141	0.778%	56,141	0.778%
U.S. special revenue and special assessment obligations, etc. non- guaranteed	435,120	6.028%	435,120	6.028%
Industrial and miscellaneous	5,720,622	79.247%	5,720,622	79.247%
Unaffiliated bank loans	131,169	1.817%	131,169	1.817%
Total long-term bonds	6,397,667	88.627%	6,397,667	88.627%

Common stocks:
Industrial and miscellaneous other (unaffiliated)	4,947	0.069%	4,947	0.069%
Total common stocks	4,947	0.069%	4,947	0.069%

Mortgage loans:
Commercial mortgages	470,585	6.519%	470,585	6.519%
Mezzanine real estate loans	26,744	0.370%	26,744	0.370%
Total mortgage loans	497,329	6.889%	497,329	6.889%

Cash and cash equivalents:
Cash	32,182	0.446%	32,182	0.446%
Cash equivalents	198,801	2.754%	198,801	2.754%
Total cash and cash equivalents	230,983	3.200%	230,983	3.200%

Contract loans	19,060	0.262%	19,060	0.262%
Derivatives	9,434	0.131%	9,434	0.131%
Receivables for securities **	1,500	0.021%	1,500	0.021%
Other invested assets	57,820	0.801%	57,820	0.801%
Total invested assets	$7,218,740	100.000%	$7,218,740	100.000%

*Gross Investment Holdings as valued in compliance with NAIC Accounting Practices and Procedures Manual.

**Included in Other invested assets in the Annual Statement.

Pacific Life & Annuity Company

SUPPLEMENTAL SCHEDULE OF INVESTMENT RISK INTERROGATORIES DECEMBER 31, 2023

The Company's Total Admitted Assets, excluding separate accounts, as reported in the Statements of Admitted Assets, Liabilities and Capital and Surplus (Total Admitted Assets) was $7,325.7 million as of December 31, 2023.

1.	The 10 largest exposures to a single issuer/borrower/investment as of December 31, 2023, are as follows:

	(In Thousands)	Percentage of Total Admitted Assets
IBM Corporation (Bond)	$64,676	0.9%
Amgen Inc (Bond)	56,941	0.8%
Comcast Corporation (Bond)	46,924	0.6%
Transcanada Pipelines Ltd (Bond)	41,926	0.6%
AT&T Corporation (Bond)	41,386	0.6%
BSCH II Issuer LP (Bond)	40,000	0.5%
Truist Bank (Bond)	39,963	0.5%
Commercial loan (Mortgage Loan)	39,631	0.5%
Pfizer Inc (Bond)	38,970	0.5%
Metropolitan Transport Auth NY (Bond)	36,728	0.5%

2.	The amounts and percentages of Total Admitted Assets held in bonds and preferred stocks by NAIC designation as of December 31, 2023, are as follows:

	(In Thousands)	Percentage of Total Admitted Assets		(In Thousands)	Percentage of Total Admitted Assets
Bonds:			Preferred Stock:
NAIC 1	$3,731,089	50.9%	P/RP 1
NAIC 2	2,634,376	36.0%	P/RP 2
NAIC 3	24,548	0.3%	P/RP 3
NAIC 4	2,019	0.0%	P/RP 4
NAIC 5	2,079	0.0%	P/RP 5
NAIC 6	3,556	0.0%	P/RP 6

3.	Assets held in foreign investments as of December 31, 2023, totaled $1,032.0 million, which represents 14.1% of Total Admitted Assets.

a.	The aggregate foreign investment exposure, categorized by NAIC sovereign designation as of December 31, 2023, is as follows:

	(In Thousands)	Percentage of Total Admitted Assets
Countries designated NAIC 1	$946,989	12.9%
Countries designated NAIC 2	64,132	0.9%
Countries designated NAIC 3 or below	20,571	0.3%

b.	The largest foreign investment exposures in a single country, categorized by the country's NAIC sovereign designation as of December 31, 2023, are as follows:

	(In Thousands)	Percentage of Total Admitted Assets
Countries designated NAIC 1
Country: Cayman Islands	$324,626	4.4%
Country: United Kingdom (Great Britain)	236,818	3.2%
Countries designated NAIC 2
Country: Mexico	27,303	0.4%
Country: Indonesia	22,862	0.3%
Countries designated NAIC 3 or below
Country: Brazil	12,568	0.2%
Country: Bahamas	6,300	0.1%

c.	The 10 largest non-sovereign (i.e. non-governmental) foreign issues as of December 31, 2023 are as follows:

NAIC Designation	Issuer	(In Thousands)	Percentage of Total Admitted Assets
1.E FE/1.G FE	Lloyds TSB Bank Group PLC	$35,013	0.5%
1.E FE/2.A FE	Danske Bank A/S	34,997	0.5%
1.F FE	Banco Santander	30,000	0.4%
1.F FE	BP Capital Markets PLC	25,000	0.3%
2.A FE	Deutsche Telekom AG	21,225	0.3%
1.C FE	Platinum Securities KY	20,960	0.3%
2.A FE	Deutsche Bank AG	19,998	0.3%
1.G FE	Standard Chartered PLC	19,992	0.3%
2.C FE	Ashtead Capital Inc	18,915	0.3%
1.D PL	Cayman Universe	18,209	0.2%

4.	The aggregate amount and percentage of Total Admitted Assets held in Canadian investments as of December 31, 2023, totaled $209.1 million, which represent 2.9% of Total Admitted Assets.

5.	The aggregate amount and percentage of Total Admitted Assets held in investments with contractual sales restrictions are less than 2.5% of Total Admitted Assets as of December 31, 2023.

6.	Assets held in equity interest are less than 2.5% of Total Admitted Assets as of December 31, 2023.

7.	Assets held in nonaffiliated, privately placed equities are less than 2.5% of Total Admitted Assets as of December 31, 2023.

a.	Ten largest fund managers as of December 31, 2023 are as follows:

	Total
	Invested	Diversified

Fund Manager	(In Thousands)
Walkers Fiduciary Limited	$367	$367

8.	Assets held in general partnership interests are less than 2.5% of Total Admitted Assets as of December 31, 2023.

9.	The amounts and percentages of Total Admitted Assets held in mortgage loans as of December 31, 2023, are as follows:

a.	The 10 largest aggregate mortgage interests sharing the same property or group of properties as of December 31, 2023 are as follows:

Type (Residential, Commercial, Agricultural)	(In Thousands)	Percentage of Total Admitted Assets
Commercial loan	$39,631	0.5%
Commercial loan	32,677	0.4%
Commercial loan	32,664	0.4%
Commercial loan	31,049	0.4%
Commercial loan	29,011	0.4%
Commercial loan	26,744	0.4%
Commercial loan	26,318	0.4%
Commercial loan	25,000	0.3%
Commercial loan	24,799	0.3%
Commercial loan	20,000	0.3%

10.	The aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisals as of December 31, 2023 are as follows:

	(In Thousands)	Percentage of Total Admitted Assets
Commercial:
Above 95%	$14,077	0.2%
91% to 95%
81% to 90%
71% to 80%
Below 70%	483,252	6.6%

11.	Assets held in real estate are less than 2.5% of Total Admitted Assets as of December 31, 2023.

12.	Assets held in investments held in mezzanine real estate loans are less than 2.5% of Total Admitted Assets as of December 31, 2023.

13.	The Company has no securities lending agreements, repurchase agreements, or reverse repurchase agreements as of December 31, 2023.

14.	The amounts and percentages of Total Admitted Assets for warrants not attached to other financial instruments, options, caps, and floors as of December 31, 2023, are as follows:

		Percentage
		of Total
	(In Thousands)	Admitted Assets
Owned:
Hedging	$2,256	0.0%

15.	The amounts and percentages of Total Admitted Assets of potential exposure for collars, swaps, and forwards as of December 31, 2023 and each of the preceding three quarters are as follows ($ In Thousands):

		Percentage
	December 31,	of Total	As of Each Quarter End
	2023	Admitted Assets	1st Quarter	2nd Quarter	3rd Quarter
Hedging	$4,632	0.1%	$5,370	$5,112	$5,042

16.	The amounts and percentages of Total Admitted Assets of potential exposure for futures contracts as of December 31, 2023 and each of the preceding three quarters are as follows ($ In Thousands):

		Percentage
	December 31,	of Total	As of Each Quarter End
	2023	Admitted Assets	1st Quarter	2nd Quarter	3rd Quarter
Hedging	$6,734	0.1%	$9,706	$8,044	$7,814

Pacific Life & Annuity Company

SUPPLEMENTAL SCHEDULE OF REINSURANCE DISCLOSURES DECEMBER 31, 2023

The following information regarding reinsurance contracts is presented to satisfy the disclosure requirements in SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, which apply to reinsurance contracts entered into, renewed or amended on or after January 1, 1996.

1.	The Company has not reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is subject to Appendix A-791, Life and Health Reinsurance Agreements, that includes a provision that limits the reinsurer's assumption of significant risks identified in Appendix A-791.

2.	The Company has not reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is not subject to Appendix A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer's assumption of risk.

3.	The Company does not have any reinsurance contracts (other than reinsurance contracts with a federal or state facility) that contain one or more of the following features which may result in delays in payment in form or in fact:

a.	Provisions that permit the reporting of losses, or settlements to be made, less frequently than quarterly;

b.	Provisions that permit payments due from the reinsurer to not be made in cash within 90 days of the settlement date (unless there is no activity during the period); or

c.	The existence of payment schedules, accumulating retentions from multiple years, or any features inherently designed to delay timing of the reimbursement to the ceding entity.

4.	The Company has not reflected reinsurance accounting credit for any contracts that are not subject to Appendix A-791 and not yearly renewable term reinsurance, which meet the risk transfer requirements of SSAP No. 61R.

5.	The Company has not ceded any risk, which is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the year ended December 31, 2023 and are accounted for the contract as reinsurance under SAP and as a deposit under GAAP.

6.	The Company has not ceded any risk, which is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the year ended December 31, 2023 and accounted for the contract as reinsurance under GAAP and as a deposit under SAP.